UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4386
Van Kampen Tax Free Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 9/30
Date of reporting period: 3/31/10

Item 1. Report to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2010

MUTUAL FUNDS Van Kampen Insured Tax Free Income Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Insured Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of March 31, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectuses contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 3/31/10 (Unaudited)

	A Shares		B Shares		C Shares		I Shares
Insured Tax Free Income	since 12/14/84		since 5/3/93		since 8/13/93		since 8/12/05
		w/max		w/max		w/max
		4.75%		4.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charge	charges

Since Inception	6.55%	6.34%	3.87%	3.87%	3.33%	3.33%	1.66%

10-year	4.00	3.50	3.37	3.37	3.22	3.22	—

5-year	1.85	0.87	1.10	0.85	1.09	1.09	—

1-year	10.76	5.51	9.88	5.88	9.88	8.88	11.03

6-month	–0.78	–5.49	–1.16	–5.04	–1.16	–2.13	–0.66

SEC 30-Day Yield	3.68%		3.12%		3.11%		4.12%

Gross Expense Ratio	1.00%		1.75%		1.75%		0.75%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Periods less than one year are not annualized.

The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended March 31, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the March labor report showed that employment in the U.S. rose by its largest increase in three years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. After hitting decade lows in October 2009, municipal bond yields began to climb, with the greatest increases occurring on long-maturity issues. For the six months ended March 31, 2010, long bonds (those with maturities of 22 years or more) returned -0.43 percent, underperforming five-year bonds which returned 1.32 percent, as measured by the respective Barclays Capital municipal bond indexes. The outperformance of the front end of the municipal yield curve was a reversal from the prior six months when the long end outperformed.

The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended March 31, the Barclays Capital High Yield Municipal Bond Index gained 4.04 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 0.28 percent.

With regard to sectors, hospital bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections. Tobacco bond performance lagged for the period due to the relative richness of prices in the sector in September 2009 and waning demand.

Demand for municipal bonds overall remained steady, with approximately $28 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $220 billion. However, 20 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

2

Performance Analysis

All share classes of Van Kampen Insured Tax Free Income Fund underperformed the Barclays Capital Municipal Bond Index (the “Index”) for the six months ended March 31, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended March 31, 2010

				Barclays Capital
Class A	Class B	Class C	Class I	Municipal Bond Index

–0.78%	–1.16%	–1.16%	–0.66%	0.28%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The Fund’s performance relative to the Index was primarily attributable to the following factors:

•	With regard to the Fund’s yield-curve positioning, an overweight on the longer end of the curve detracted from performance as short and intermediate maturities outperformed long maturity issues during the period.

•	An overweight allocation to the tobacco sector muted performance as demand for these securities faded during the period and spreads widened, resulting in underperformance relative to most other revenue-backed sectors.

•	In terms of coupon structure, the Fund continues to favor more defensive securities with higher coupons, which has proven advantageous as zero coupon and deep discount bonds underperformed during the period.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds as well as the prospect of higher income tax rates in the future. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Summary of Investments by State/Country Classification as of 3/31/10 (Unaudited)

California	20.2%
Illinois	13.4
Washington	9.7
Florida	8.9
Texas	8.2
Georgia	5.4
Colorado	3.0
Nebraska	2.6
South Carolina	2.5
Arizona	2.4
Pennsylvania	2.4
New York	2.3
Louisiana	2.2
Alaska	1.9
Oklahoma	1.9
Kentucky	1.8
Nevada	1.7
South Dakota	1.4
New Jersey	1.3
Ohio	1.3
District of Columbia	1.1
North Carolina	1.1
Michigan	1.1
Minnesota	0.8
Alabama	0.8
Iowa	0.7
Massachusetts	0.7
Idaho	0.7
North Dakota	0.7
Wyoming	0.6
New Hampshire	0.5
Hawaii	0.5
Puerto Rico	0.3
Indiana	0.3
Missouri	0.3
New Mexico	0.3
Kansas	0.2
West Virginia	0.2
Utah	0.1
Mississippi	0.1

Total Investments	105.6
Liability for Floating Rate Note Obligations Related to Securities Held	(7.0)

Total Net Investments	98.6
Other Assets in Excess of Liabilities	1.4

Net Assets	100.0%

4

Ratings Allocations as of 3/31/10 (Unaudited)
AAA/Aaa	40.0%
AA/Aa	25.9
A/A	18.1
BBB/Baa	9.8
BB/Ba	0.7
NR	5.5

Top Five Sectors as of 3/31/10 (Unaudited)

Hospital	13.7%
Wholesale Electric	12.9
Airports	11.4
Higher Education	8.2
Public Education	7.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations and sectors are as a percentage of total long-term investments. Summary of investments by state/ country classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/09 - 3/31/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$992.18	$6.16
Hypothetical	1,000.00	1,018.75	6.24
(5% annual return before expenses)
Class B
Actual	1,000.00	988.44	9.87
Hypothetical	1,000.00	1,015.01	10.00
(5% annual return before expenses)
Class C
Actual	1,000.00	988.38	9.87
Hypothetical	1,000.00	1,015.01	10.00
(5% annual return before expenses)
Class I
Actual	1,000.00	993.40	4.92
Hypothetical	1,000.00	1,020.00	4.99
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, 1.99% and 0.99% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

8

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$992.18	$4.47
Hypothetical	1,000.00	1,020.44	4.53
(5% annual return before expenses)

Class B
Actual	1,000.00	988.44	8.18
Hypothetical	1,000.00	1,016.70	8.30
(5% annual return before expenses)

Class C
Actual	1,000.00	988.38	8.18
Hypothetical	1,000.00	1,016.70	8.30
(5% annual return before expenses)

Class I
Actual	1,000.00	993.40	3.23
Hypothetical	1,000.00	1,021.69	3.28
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, 1.65%, 1.65% and 0.65% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

9

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 104.8% Alabama 0.8%
$1,095	Birmingham, AL Wtrwks & Swr Brd Rev, Ser A (NATL Insd)	5.000%	01/01/21	$1,143,301
3,670	Houston Cnty, AL Hlthcare Auth, Ser A (AMBAC Insd)	5.250	10/01/30	3,280,209
2,300	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	2,359,846

				6,783,356

	Alaska 1.9%
6,525	Alaska St Intl Arpt Rev Rfdg, Ser B (NATL Insd)	5.000	10/01/24	6,811,708
9,570	Alaska St Intl Arpt Rev Rfdg, Ser D (NATL Insd)	5.000	10/01/24	9,990,506

				16,802,214

	Arizona 2.4%
5,000	Arizona Hlth Fac Auth Rev Banner Hlth, Ser D (BHAC Insd)	5.500	01/01/38	5,194,400
885	Arizona St Univ Ctf Partn Resh Infrastructure Proj (AMBAC Insd)	5.250	09/01/24	915,940
2,800	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist (AMBAC Insd)	5.250	01/01/32	2,778,244
4,500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Rfdg, Ser A (FGIC Insd)	4.800	08/01/40	3,929,985
1,900	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.000	07/01/26	1,497,010
1,750	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.250	07/01/31	1,362,322
90	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Elec Pwr Co Rfdg, Ser A (AGM Insd)	7.250	07/15/10	90,508
3,000	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/25	3,278,520
2,000	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,153,220

				21,200,149

	California 20.2%
3,780	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	3,385,330
2,205	Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)	5.000	10/01/30	1,942,142
3,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	3,174,180
1,630	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A (NATL Insd)	5.350	08/15/28	1,630,098
2,000	California Hsg Fin Agy Rev Home Mtg, Ser E (FGIC Insd) (AMT)	5.000	02/01/24	1,852,660
10,935	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	10,060,637
3,500	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	3,443,930
4,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	3,878,000
9,585	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	8,181,277
4,250	California St Dept Vet Affairs Home Pur Rev, Ser B (AMT)	5.150	12/01/27	3,952,160

10
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,320	California Stwide Cmnty Dev Auth Rev Mtg Ridgecrest Rgl, Ser A (NATL Insd)	5.000%	02/01/37	$2,182,865
2,980	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (AGM Insd)	5.000	10/01/29	3,005,062
2,715	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (AGM Insd)	5.250	10/01/34	2,727,896
1,095	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.000	10/01/29	1,104,209
3,920	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.250	10/01/24	4,066,020
4,615	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev, Ser D (AGM Insd)	5.000	10/01/26	4,717,314
7,430	Capistrano, CA Uni Sch Dist (NATL Insd)	5.000	09/01/25	7,024,693
2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.250	09/01/28	1,906,860
425	Earlimart, CA Elem Sch Dist, Ser 1 (AMBAC Insd)	6.700	08/01/21	499,689
855	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	4.500	06/01/27	790,371
4,575	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	5.750	06/01/47	3,241,113
265	Golden West Sch Fin Auth CA Rev Rfdg, Ser A (NATL Insd)	5.750	08/01/19	304,305
7,000	Hawthorne, CA Cmnty Redev Agy Tax Alloc Proj Area No 2 (Syncora Gtd)	5.250	09/01/36	6,333,880
3,360	Loma Linda, CA Redev Agy Tax Alloc, Ser A (Syncora Gtd)	5.250	07/01/30	3,222,240
2,610	Los Angeles, CA Univ Sch Dist Election 2004, Ser H (AGM Insd)	5.000	07/01/32	2,649,437
2,000	Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First Tier Sr, Ser A (AMBAC Insd)	5.000	07/01/35	2,062,660
10,000	Merced, CA Irr Dist Rev Ctf Partn Elec Sys Proj (Syncora Gtd)	5.250	09/01/36	8,442,300
2,000	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	2,057,940
1,000	Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250	08/01/30	1,036,230
2,420	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500	08/01/31	2,570,911
4,000	Port Oakland, CA Rfdg Inter Lien, Ser A (NATL Insd) (AMT)	5.000	11/01/29	3,712,040
10,000	Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 6-4S Ranch (AMBAC Insd)	5.000	09/01/35	8,786,300
6,335	Riverside, CA Elec Rev Issue, Ser D (AGM Insd) (a)	5.000	10/01/38	6,320,303
7,500	San Diego, CA Cmnty College Dist Election 2002(a)	5.250	08/01/33	7,814,100
2,390	San Francisco, CA City & Cnty Arpts Commn Intl Arpt, Ser 23-A (AGM Insd) (AMT)	5.000	05/01/30	2,304,773
5,140	San Marcos, CA Pub Fac Auth Rev Tax Increment Pass-Thru Rfdg, Ser A (AMBAC Insd)	5.000	10/01/31	4,715,179
2,785	Santa Monica, CA Cmnty College Rfdg, Ser A (AMBAC Insd)	5.000	02/01/27	2,618,624

11
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$5,380	South Orange Cnty, CA Pub Fin Auth Spl Tax Rev Ladera Ranch, Ser A (AMBAC Insd)	5.000%	08/15/27	$5,075,384
2,000	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Rfdg, Ser A (AMBAC Insd)	5.000	10/01/35	1,757,020
9,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	5,780,070
4,010	University CA Regt, Ser A (BHAC Insd)	4.500	05/15/47	3,728,337
3,275	University CA Rev, Ser O (a)	5.750	05/15/23	3,787,341
4,815	University CA Rev, Ser O (a)	5.750	05/15/25	5,521,264
3,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	3,114,300
4,440	Washington, CA Uni Sch Dist Yolo Cnty Partn New High Sch Proj (AMBAC Insd)	5.000	08/01/30	4,339,922
12,865	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/27	3,993,682
3,570	Yosemite, CA Cmnty College Dist Cap Apprec (AGM Insd)	*	08/01/24	1,675,936

				176,490,984

	Colorado 3.0%
2,965	Arkansas River Pwr Auth CO Pwr Rev Impt (Syncora Gtd)	5.000	10/01/43	2,524,016
3,745	Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora Academy Sch Proj Rfdg, Ser A (Syncora Gtd)	5.250	02/15/34	3,616,322
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Bromley Sch Proj Rfdg (Syncora Gtd)	5.250	09/15/32	2,480,400
1,070	Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj Rfdg (CIFG Insd)	5.000	06/01/37	1,048,118
1,000	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.125	05/15/37	899,440
1,600	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (AGM Insd)	5.200	03/01/31	1,626,960
3,375	Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250	12/15/20	3,613,174
3,530	Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250	12/15/21	3,768,769
2,000	Compark Business Campus Met Dist Co Rfdg & Impt, Ser A (Radian Insd)	5.600	12/01/34	1,547,940
5,680	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	4,777,618

				25,902,757

	District of Columbia 1.1%
6,430	District Columbia Income Tax Rev, Ser A (a)	5.000	12/01/23	7,102,192
2,570	District Columbia Income Tax Rev, Ser B (a)	5.000	12/01/24	2,823,299

				9,925,491

	Florida 8.9%
115	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	116,938
1,970	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	5.800	07/01/28	2,080,241
1,185	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	6.000	07/01/39	1,251,052
1,000	Florida Intergovnmtl Fin, Ser C1 (AMBAC Insd)	5.125	02/01/31	1,003,370
575	Florida Muni Ln Council Rev, Ser B (NATL Insd)	5.750	11/01/14	592,468
1,185	Florida St Brd Ed Cap Outlay Pub Ed, Ser C (NATL Insd)	5.000	06/01/23	1,212,054
2,750	Florida St Brd Ed Lottery Rev, Ser B (NATL Insd)	5.250	07/01/13	2,751,897

12
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$750	Florida St Brd of Regt Hsg Rev (NATL Insd)	5.750%	07/01/14	$765,547
1,340	Gulf Breeze, FL Rev Loc Govt (FGIC Insd)	5.150	12/01/20	1,337,039
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.650	12/01/20	505,920
2,500	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT)	5.375	10/01/33	2,512,700
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Rfdg (AMBAC Insd) (b)	5.000	12/01/34	839,432
1,000	Key West, FL Util Brd Elec Rev Cap Apprec, Ser D (AMBAC Insd) (d)	*	10/01/13	925,730
16,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.000	10/01/38	15,235,752
4,000	Miami-Dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500	04/01/38	4,176,240
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd)	5.250	05/01/26	5,272,350
4,500	Miami-Dade Cnty, FL Wtr & Swr Rev Miami-Dade Cnty Wtr & Swr Sys (AGM Insd)	5.000	10/01/39	4,529,250
1,000	Orlando, FL Cmnty Redev Agy Tax Rep Drive Unvl Blvd Rfdg (AMBAC Insd)	5.125	04/01/20	979,720
2,200	Palm Beach Cnty, FL Hlth Fac Auth Rev Waterford Proj	5.250	11/15/17	2,198,504
750	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (AGM Insd)	5.500	01/01/16	782,415
685	Port Saint Lucie, FL Spl Assmt Rev Util Svc Area No 3 & 4A (NATL Insd)	5.000	10/01/18	685,192
1,500	Port Saint Lucie, FL Util Rev Rfdg Sys (AGL Insd)	5.000	09/01/35	1,536,165
3,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,191,370
5,000	Saint Johns Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Retirement, Ser A	5.625	08/01/34	4,530,450
535	Saint Johns Cnty, FL Indl Dev Auth Professional Golf Proj Rfdg (NATL Insd)	5.250	09/01/12	559,589
1,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (AGM Insd)	5.000	07/01/21	1,039,590
500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	451,980
500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.750	10/01/22	487,830
4,000	Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)	5.200	10/01/22	4,151,040
6,255	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med Rfdg, Ser A (NATL Insd)	6.625	12/01/13	6,271,638
1,000	Village Ctr Cmnty Dev Dist FL, Ser A (NATL Insd)	5.200	11/01/25	904,650
3,735	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/19	3,740,715
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/22	996,520

				77,615,348

13
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 5.4%
$1,370	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250%	12/01/21	$1,447,008
1,000	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250	12/01/22	1,047,520
4,390	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/25	4,545,274
11,355	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/36	11,432,214
14,530	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd)	6.400	01/01/13	15,696,759
160	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd) (Prerefunded @ 1/01/11)	6.400	01/01/13	167,211
9,445	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd)	6.500	01/01/17	11,035,821
145	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd) (Prerefunded @ 1/01/14)	6.500	01/01/17	171,657
860	Georgia Muni Elec Auth Pwr Rev, Ser Y (AMBAC Insd) (d)	6.400	01/01/13	934,588
410	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500	01/01/17	482,664

				46,960,716

	Hawaii 0.5%
4,120	Honolulu, HI City & Cnty, Ser A (a)	5.250	04/01/29	4,540,405

	Idaho 0.7%
1,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser A (AMT)	5.625	07/01/28	1,042,910
1,290	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser B (AMT)	5.375	07/01/28	1,326,997
3,735	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class III, Ser A (AMT)	5.700	07/01/28	3,889,405

				6,259,312

	Illinois 13.4%
3,755	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj (Radian Insd)	5.125	11/01/37	2,968,290
1,500	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/19	969,795
1,020	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/25	447,403
2,845	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser B-1 (NATL Insd)	*	12/01/19	1,839,378
5,925	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/21	6,157,852
6,220	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/22	6,453,561
6,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/24	6,302,820
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/26	4,023,579

14
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$9,170	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A-2 (AGM Insd) (AMT) (a)	5.750%	01/01/20	$9,554,406
1,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A (AGL Insd)	5.000	01/01/29	1,017,680
5,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.000	01/01/34	5,042,100
2,840	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/21	2,962,319
3,120	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/23	3,236,750
1,430	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/24	1,478,992
615	Chicago, IL Pk Dist, Ser C (NATL Insd)	5.500	01/01/19	646,519
145	Chicago, IL Proj Rfdg, Ser A (AMBAC Insd)	5.625	01/01/39	150,900
50	Chicago, IL Proj Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	52,365
4,200	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/24	4,564,140
4,400	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	4,763,132
345	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (AGM Insd)	8.100	12/01/16	451,063
290	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (AGM Insd)	8.200	12/01/14	367,790
2,605	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/17	1,899,696
2,995	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/18	2,040,014
4,210	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/19	2,696,295
4,050	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/20	2,440,328
3,000	Du Page Cnty, IL Cmnty High Sch (AGM Insd)	5.600	01/01/22	3,250,200
540	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/20	562,982
340	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/21	353,206
3,000	Huntley, IL Spl Svc Area No 10 Spl Tax Rfdg (AGL Insd)	5.100	03/01/29	3,054,090
2,000	Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 (AGM Insd)	6.650	02/01/11	2,096,280
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.400	04/01/27	979,320
12,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	12,509,640
1,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	1,331,895
2,000	Illinois Med Dist (NATL Insd)	5.250	06/01/32	2,005,940
1,200	Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Cap Apprec, Ser B (NATL Insd)	*	12/01/14	1,052,412
2,875	Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap Apprec, Ser A (AGM Insd) (d)	*	12/01/17	2,109,244

15
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$3,915	Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap Apprec, Ser A (AGM Insd)	*	12/01/17	$2,876,546
3,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/17	2,228,940
4,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/18	2,777,960
1,330	McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap Apprec (NATL Insd)	*	01/01/16	1,096,239
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250%	06/15/42	6,068,220

				116,880,281

	Indiana 0.3%
2,000	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis, Ser E (AGM Insd)	5.250	05/15/41	2,040,820
500	Plainfield, IN Cmnty High Sch Bldg Corp First Mtg (NATL Insd)	5.000	01/15/30	510,540

				2,551,360

	Iowa 0.7%
1,500	Iowa Fin Auth Hlth Fac Rev, Ser A (AGL Insd)	5.250	08/15/29	1,544,670
4,650	Iowa St Spl Oblig IJobs Pgm, Ser A (a) (c)	5.000	06/01/27	4,952,204

				6,496,874

	Kansas 0.2%
2,000	Wyandotte Cnty, Kansas City, KA Univ Govt Util Sys Rev, Ser A (BHAC Insd)	5.000	09/01/29	2,111,820

	Kentucky 1.3%
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev, Ser A-1 (AGL Insd)	6.000	12/01/38	4,320,840
3,000	Kentucky St Ppty & Bldgs Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/28	3,234,900
4,000	Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250	10/01/35	4,156,960

				11,712,700

	Louisiana 2.2%
1,955	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.375	12/01/12	1,957,718
5,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	5,531,548
7,500	Lafayette, LA Util Rev (NATL Insd)	5.250	11/01/24	7,868,325
2,500	Louisiana St Gas & Fuels Tax Rev, Ser A (AGL Insd)	5.000	05/01/28	2,606,975
1,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000	01/01/23	1,129,030

				19,093,596

	Massachusetts 0.7%
2,350	Massachusetts Muni Whsl Elec Co Nuclear Mix, Ser 1-A (NATL Insd)	5.250	07/01/13	2,481,341

16
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$175	Massachusetts Muni Whsl Elec Co Proj No. 6-A, Ser A (NATL Insd)	5.250%	07/01/16	$181,381
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375	02/01/27	1,987,800
1,745	Massachusetts St Hsg Fin Agy Hsg, Ser C (AMT)	5.100	12/01/27	1,763,654

				6,414,176

	Michigan 1.1%
5,750	Detroit, MI Swr Disp Rev Sr Lien, Ser B (AGM Insd)	7.500	07/01/33	6,893,330
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	2,327,130

				9,220,460

	Minnesota 0.8%
4,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser B (AGL Insd)	6.500	11/15/38	4,475,240
3,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	2,771,640

				7,246,880

	Mississippi 0.1%
1,000	Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr Treatment Fac Rfdg, Ser A (FGIC Insd) (d)	8.500	02/01/13	1,202,140

	Missouri 0.3%
2,000	Bi-state Dev Agy MO IL Metro Dist Mass Tran Sales Tax Metrolink Cross Cnty Extn (AGL Insd)	5.000	10/01/39	2,030,240
220	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (AGM Insd)	5.500	03/01/16	228,892
230	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (AGM Insd)	5.500	03/01/17	239,297

				2,498,429

	Nebraska 2.6%
3,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	3,201,660
15,570	Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000	01/01/37	15,958,783
3,620	Saunders Cnty, NE (AGM Insd)	5.000	11/01/35	3,630,389

				22,790,832

	Nevada 1.7%
3,045	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/20	3,110,559
3,000	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/21	3,046,800
4,000	Clark Cnty, NV Passenger Fac Charge Rev Las Vegas McCarran Intl Arpt, Ser A (AGM Insd)	5.250	07/01/39	4,051,440
3,500	Nevada St Muni Bd Bk Proj, Ser F (AGM Insd)	5.000	12/01/23	3,661,875
935	Reno, NV Cap Impt Rev (NATL Insd)	5.125	06/01/26	899,629

				14,770,303

17
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire 0.5%
$4,500	Manchester, NH Gen Arpt Rev Rfdg Gen, Ser A (AGM Insd)	5.125%	01/01/30	$4,548,645

	New Jersey 1.3%
1,000	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500	12/15/34	1,089,640
980	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	1,084,899
6,430	Tobacco Settlement Fin Corp NJ, Ser 1A	4.750	06/01/34	4,464,156
7,640	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	4,942,622

				11,581,317

	New Mexico 0.3%
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	2,211,220

	New York 2.3%
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500	05/01/33	5,466,700
5,470	New York City Hlth & Hosp Hlth Sys, Ser A (AGM Insd)	5.000	02/15/21	5,592,090
5,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/27	4,636,700
1,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AGL Insd)	6.375	01/01/39	1,097,130
3,105	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/21	3,162,567

				19,955,187

	North Carolina 1.1%
6,000	Johnston, NC Mem Hosp Auth (AGM Insd)	5.250	10/01/24	6,316,020
1,100	North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625	10/01/38	1,133,198
2,000	North Carolina Tpk Auth Triangle Expwy Sys Rev, Ser A (AGL Insd)	5.125	01/01/24	2,125,140

				9,574,358

	North Dakota 0.7%
4,610	Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station Rfdg (AMBAC Insd)	7.200	06/30/13	5,010,194
970	Oliver Cnty, ND Pollutn Ctl Rev Square Butte Elec Coop Rfdg, Ser A (AMBAC Insd)	5.300	01/01/27	973,027

				5,983,221

	Ohio 1.3%
1,750	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd)	5.000	04/01/24	1,806,385
2,825	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	2,977,013
2,845	Ohio Hsg Fin Agy Multifamily Hsg Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	6.100	09/20/49	3,053,624

18
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$3,000	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625%	06/01/18	$3,159,990

				10,997,012

	Oklahoma 1.9%
1,000	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,001,220
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	2,645,110
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	2,631,554
4,075	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/23	4,453,364
4,320	McAlester, OK Pub Wks Auth Util Cap Apprec, Ser A (AGM Insd)	*	02/01/30	1,422,792
2,000	Oklahoma Colleges Brd Regt Stad Univ Cent OK, Ser B (AMBAC Insd)	5.500	06/01/24	2,059,700
2,000	Tulsa, OK Cmnty College Rev (AMBAC Insd)	5.500	07/01/22	2,091,640

				16,305,380

	Pennsylvania 2.4%
5,000	Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth Sys, Ser A (NATL Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	5,288,900
4,875	Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth Sys Inc (AMBAC Insd) (d)	5.625	08/15/26	5,188,560
3,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350	07/01/26	2,996,520
3,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 102-A (AMT)	5.250	10/01/23	3,005,100
4,000	Pennsylvania St Tpk Commn Tpk Rev, Ser A (AGL Insd)	5.000	06/01/24	4,247,440

				20,726,520

	South Carolina 2.3%
5,170	Easley, SC Util Rev Impt & Rfdg (AGM Insd) (Prerefunded @ 12/01/15)	5.000	12/01/34	5,878,962
3,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	3,118,860
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,686,225
4,465	Spartanburg Cnty, SC Regl Hlth Svc Dist Rfdg, Ser D (AGL Insd)	5.250	04/15/22	4,736,293

				20,420,340

	South Dakota 1.4%
3,000	South Dakota St Hlth & Ed Fac Auth Vocational Ed Prog (AGL Insd)	5.500	08/01/38	3,144,720
4,015	South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.625	09/01/12	4,301,711
4,000	South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.700	09/01/17	4,788,040

				12,234,471

	Texas 8.2%
620	Alamo, TX Cmnty College Dist Combined Fee Rfdg (AGM Insd)	5.000	11/01/22	647,993
4,000	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.375	11/01/21	4,160,120

19
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$6,110	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.500%	11/01/19	$6,470,979
4,000	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.250	08/15/34	4,119,120
22,500	Houston, TX Util Sys Rev First Lien Rfdg, Ser A (BHAC Insd)	5.250	05/15/23	24,092,100
750	Laredo, TX Cmnty College Dist Unrefunded Balance Bldg & Rfdg (AMBAC Insd)	5.300	08/01/26	751,147
3,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	3,271,170
2,500	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	2,592,650
2,750	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000	07/15/25	2,864,455
2,000	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000	03/01/27	2,068,340
4,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500	07/01/37	4,703,262
1,750	Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev, Ser B (FGIC Insd) (d)	5.000	09/01/15	1,976,468
1,850	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	1,931,308
10,000	Texas St Tpk Auth Cent TX Tpk First Tier, Ser A (AMBAC Insd)	5.500	08/15/39	10,076,600
2,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (b)	5.000	08/15/42	2,034,900

				71,760,612

	Utah 0.1%
425	Provo, UT Elec Rev 1984 Rfdg, Ser A (AMBAC Insd) (d)	10.375	09/15/15	534,688
665	Utah Hsg Corp Single Family Mtg Rev, Class III, Ser C-1 (AMT)	5.700	07/01/28	692,491

				1,227,179

	Washington 9.7%
4,115	Chelan Cnty, WA Sch Dist No 246 (AGM Insd) (Prerefunded @ 6/01/12)	5.000	12/01/21	4,418,728
11,340	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (AGM Insd)	5.500	07/01/17	12,056,121
4,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/17	4,784,175
14,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/18	15,399,725
5,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (AGM Insd)	6.000	07/01/16	5,467,850
1,365	Energy Northwest WA Wind Proj (AMBAC Insd)	5.000	07/01/23	1,385,639
890	Fife, WA Wtr & Swr Rev (NATL Insd)	5.125	04/01/24	891,584
1,025	King Cnty, WA Hsg Auth Cap Pgm Rev Egis Hsg Pgm (AGM Insd) (AMT)	5.300	06/01/23	1,063,878
3,575	King Cnty, WA Pub Hosp Dist No 001, Ser A (AGL Insd)	5.250	12/01/28	3,809,127

20
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (Continued)
$4,140	Lynnwood, WA Pub Fac Dist Rev Convention Ctr (AMBAC Insd)	5.000%	12/01/34	$4,143,146
145	Snohomish Cnty, WA Pub Util 1 (AGM Insd)	5.000	12/01/24	148,892
2,565	Snohomish Cnty, WA Pub Util 1 (AGM Insd)	5.500	12/01/23	2,772,432
3,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.250	09/01/33	3,037,650
2,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750	12/01/25	2,159,060
2,420	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750	12/01/26	2,528,513
2,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser B (AGL Insd)	6.000	08/15/39	2,128,660
5,000	Washington St Hlthcare Fac Auth Rev Providence Hlth, Ser D (AGM Insd)	5.250	10/01/33	5,165,050
12,500	Washington St Motor Vehicle Fuel, Ser 2010-B (a)	5.000	08/01/30	13,359,500

				84,719,730

	West Virginia 0.2%
1,530	West Virginia Econ Dev Auth Lease Rev Correctional Juvenile & Pub, Ser A (NATL Insd)	5.500	06/01/19	1,658,551

	Wyoming 0.6%
4,500	Wyoming Cmnty Dev Auth Hsg Rev, Ser 1 (AMT)	5.300	12/01/23	4,690,350

	Puerto Rico 0.3%
2,700	Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Hosp Aux (NATL Insd)	6.250	07/01/16	2,712,690

Total Long-Term Investments 104.9% (Cost $910,798,017)				916,777,366

Total Short-Term Investments 0.7% (Cost $6,200,000)				6,200,000

Total Investments 105.6% (Cost $916,998,017)				922,977,366

Liability for Floating Rate Note Obligations Related to Securities Held (7.0%) (Cost ($60,760,000))
(60,760)	Notes with interest rates ranging from 0.27% to 0.54% at March 31, 2010 and contractual maturities of collateral ranging from 2020 to 2038 (See Note 1(H) in the Notes to Financial Statements) (f)			(60,760,000)

Total Net Investments 98.6% (Cost $856,238,017)				862,217,366

Other Assets in Excess of Liabilities 1.4%				11,976,451

Net Assets 100.0%				$874,193,817

21
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Fund. See Note 1(H) in the Notes to Financial Statements for further information.

(b)	Variable Rate Coupon

(c)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,100,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(d)	Escrowed to Maturity

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Floating rate notes. The interest rates shown reflect the rates in effect at March 31, 2010.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
CIFG—CDC IXIS Financial Guaranty
Connie Lee—Connie Lee Insurance Co.
FGIC—Financial Guaranty Insurance Co.
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Radian—Radian Asset Assurance
Syncora Gtd—Syncora Guaranteed Limited

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Significant
	Quoted	Other Significant	Unobservable
Investments	Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$922,977,366	$—	$922,977,366

22
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Financial Statements

Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

Assets:
Total Investments (Cost $916,998,017)	$922,977,366
Cash	90,668
Receivables:
Interest	13,641,317
Investments Sold	778,377
Fund Shares Sold	312,578
Other	298,650

Total Assets	938,098,956

Liabilities:
Payables:
Floating Rate Note Obligations	60,760,000
Fund Shares Repurchased	1,356,047
Income Distributions	514,758
Investment Advisory Fee	385,715
Distributor and Affiliates	278,766
Trustees’ Deferred Compensation and Retirement Plans	404,580
Accrued Expenses	205,273

Total Liabilities	63,905,139

Net Assets	$874,193,817

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$952,102,712
Net Unrealized Appreciation	5,979,349
Accumulated Undistributed Net Investment Income	1,024,016
Accumulated Net Realized Loss	(84,912,260)

Net Assets	$874,193,817

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $825,233,391 and 51,065,422 shares of beneficial interest issued and outstanding)	$16.16
Maximum sales charge (4.75%* of offering price)	0.81

Maximum offering price to public	$16.97

Class B Shares:
Net asset value and offering price per share (Based on net assets of $15,819,834 and 980,221 shares of beneficial interest issued and outstanding)	$16.14

Class C Shares:
Net asset value and offering price per share (Based on net assets of $30,871,480 and 1,914,913 shares of beneficial interest issued and outstanding)	$16.12

Class I Shares:
Net asset value and offering price per share (Based on net assets of $2,269,112 and 140,430 shares of beneficial interest issued and outstanding)	$16.16

*	On sales of $100,000 or more, the sales charge will be reduced.

23
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Interest	$25,286,869

Expenses:
Investment Advisory Fee	2,271,345
Interest and Residual Trust Expenses	1,501,115
Distribution (12b-1) and Service Fees
Class A	1,033,086
Class B	83,113
Class C	151,513
Transfer Agent Fees	255,582
Accounting and Administrative Expenses	101,488
Professional Fees	74,122
Registration Fees	41,596
Reports to Shareholders	40,870
Custody	35,522
Trustees’ Fees and Related Expenses	22,632
Credit Line	6,711
Other	20,944

Total Expenses	5,639,639

Net Investment Income	$19,647,230

Realized and Unrealized Gain/Loss:
Net Realized Gain	$297,635

Unrealized Appreciation/Depreciation:
Beginning of the Period	33,175,049
End of the Period	5,979,349

Net Unrealized Depreciation During the Period	(27,195,700)

Net Realized and Unrealized Loss	$(26,898,065)

Net Decrease in Net Assets From Operations	$(7,250,835)

24
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009

From Investment Activities:
Operations:
Net Investment Income	$19,647,230	$38,969,843
Net Realized Gain/Loss	297,635	(26,484,657)
Net Unrealized Appreciation/Depreciation During the Period	(27,195,700)	102,350,822

Change in Net Assets from Operations	(7,250,835)	114,836,008

Distributions from Net Investment Income:
Class A Shares	(18,887,032)	(39,120,943)
Class B Shares	(313,797)	(796,416)
Class C Shares	(571,647)	(1,034,865)
Class I Shares	(59,039)	(66,232)

Total Distributions	(19,831,515)	(41,018,456)

Net Change in Net Assets from Investment Activities	(27,082,350)	73,817,552

From Capital Transactions:
Proceeds from Shares Sold	41,236,269	95,103,790
Net Asset Value of Shares Issued Through Dividend Reinvestment	16,688,038	34,054,395
Cost of Shares Repurchased	(67,340,843)	(126,636,981)

Net Change in Net Assets from Capital Transactions	(9,416,536)	2,521,204

Total Increase/Decrease in Net Assets	(36,498,886)	76,338,756
Net Assets:
Beginning of the Period	910,692,703	834,353,947

End of the Period (Including accumulated undistributed net investment income of $1,024,016 and $1,208,301, respectively)	$874,193,817	$910,692,703

25
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class A Shares	2010	2009		2008	2007	2006		2005

Net Asset Value, Beginning of the Period	$16.66	$15.30		$17.72	$18.59	$18.87		$19.07

Net Investment Income	0.36 (a)	0.72	(a)	0.77 (a)	0.74 (a)	0.72	(a)	0.72
Net Realized and Unrealized Gain/Loss	(0.49)	1.40		(2.43)	(0.84)	0.09		(0.01)

Total from Investment Operations	(0.13)	2.12		(1.66)	(0.10)	0.81		0.71

Less:
Distributions from Net Investment Income	0.37	0.76		0.76	0.71	0.71		0.74
Distributions from Net Realized Gain	-0-	-0-		-0-	0.06	0.38		0.17

Total Distributions	0.37	0.76		0.76	0.77	1.09		0.91

Net Asset Value, End of the Period	$16.16	$16.66		$15.30	$17.72	$18.59		$18.87

Total Return (b)	–0.78% *	14.32%		–9.57%	–0.63%	4.49%		3.77%
Net Assets at End of the Period (In millions)	$825.2	$859.0		$794.4	$983.3	$1,075.9		$1,114.2
Ratio of Expenses to Average Net Assets	1.24%	1.00%		1.47%	1.54%	1.00%		0.94%
Ratio of Net Investment Income to Average Net Assets	4.49%	4.71%		4.58%	4.02%	3.87%		3.81%
Portfolio Turnover	4% *	21%		59%	51%	45%		65%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.90%	0.90%		0.89%	0.88%	0.88%		0.88%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

26
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class B Shares	2010	2009		2008	2007	2006		2005

Net Asset Value, Beginning of the Period	$16.64	$15.28		$17.70	$18.57	$18.85		$19.05

Net Investment Income	0.30 (a)	0.61	(a)	0.64 (a)	0.60 (a)	0.58	(a)	0.59
Net Realized and Unrealized Gain/Loss	(0.49)	1.39		(2.43)	(0.84)	0.09		(0.02)

Total from Investment Operations	(0.19)	2.00		(1.79)	(0.24)	0.67		0.57

Less:
Distributions from Net Investment Income	0.31	0.64		0.63	0.57	0.57		0.60
Distributions from Net Realized Gain	-0-	-0-		-0-	0.06	0.38		0.17

Total Distributions	0.31	0.64		0.63	0.63	0.95		0.77

Net Asset Value, End of the Period	$16.14	$16.64		$15.28	$17.70	$18.57		$18.85

Total Return (b)	–1.16% *	13.49%		–10.27%	–1.38%	3.71%		3.04%
Net Assets at End of the Period (In millions)	$15.8	$18.3		$20.7	$30.0	$43.0		$56.2
Ratio of Expenses to Average Net Assets	1.99%	1.75%		2.22%	2.29%	1.75%		1.70%
Ratio of Net Investment Income to Average Net Assets	3.73%	3.97%		3.79%	3.25%	3.11%		3.05%
Portfolio Turnover	4% *	21%		59%	51%	45%		65%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.65%	1.65%		1.64%	1.63%	1.63%		1.64%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

27
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class C Shares	2010	2009		2008	2007	2006		2005

Net Asset Value, Beginning of the Period	$16.62	$15.27		$17.68	$18.55	$18.84		$19.04

Net Investment Income	0.30 (a)	0.60	(a)	0.65 (a)	0.60 (a)	0.58	(a)	0.58
Net Realized and Unrealized Gain/Loss	(0.50)	1.39		(2.43)	(0.84)	0.08		(0.01)

Total from Investment Operations	(0.20)	1.99		(1.78)	(0.24)	0.66		0.57

Less:
Distributions from Net Investment Income	0.30	0.64		0.63	0.57	0.57		0.60
Distributions from Net Realized Gain	-0-	-0-		-0-	0.06	0.38		0.17

Total Distributions	0.30	0.64		0.63	0.63	0.95		0.77

Net Asset Value, End of the Period	$16.12	$16.62		$15.27	$17.68	$18.55		$18.84

Total Return (b)	–1.16% *	13.50%		–10.28%	–1.38%	3.66%		3.04%
Net Assets at End of the Period (In millions)	$30.9	$30.8		$18.4	$19.0	$21.3		$21.7
Ratio of Expenses to Average Net Assets	1.99%	1.75%		2.23%	2.29%	1.75%		1.70%
Ratio of Net Investment Income to Average Net Assets	3.73%	3.95%		3.83%	3.26%	3.11%		3.05%
Portfolio Turnover	4% *	21%		59%	51%	45%		65%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.65%	1.65%		1.64%	1.63%	1.63%		1.64%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

28
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months							August 12, 2005
	Ended							(Commencement
	March 31,	Year Ended September 30,						of Operations) to
Class I Shares	2010	2009		2008	2007	2006		September 30, 2005

Net Asset Value, Beginning of the Period	$16.66	$15.30		$17.72	$18.59	$18.87		$18.93

Net Investment Income	0.38 (a)	0.76	(a)	0.82 (a)	0.78 (a)	0.75	(a)	0.10
Net Realized and Unrealized Gain/Loss	(0.49)	1.40		(2.44)	(0.84)	0.10		(0.06)

Total from Investment Operations	(0.11)	2.16		(1.62)	(0.06)	0.85		0.04

Less:
Distributions from Net Investment Income	0.39	0.80		0.80	0.75	0.75		0.10
Distributions from Net Realized Gain	-0-	-0-		-0-	0.06	0.38		-0-

Total Distributions	0.39	0.80		0.80	0.81	1.13		0.10

Net Asset Value, End of the Period	$16.16	$16.66		$15.30	$17.72	$18.59		$18.87

Total Return (b)	–0.66% *	14.60%		–9.34%	–0.38%	4.75%		0.20% *
Net Assets at End of the Period (In millions)	$2.3	$2.6		$0.8	$1.1	$2.4		$1.9
Ratio of Expenses to Average Net Assets	0.99%	0.75%		1.22%	1.29%	0.75%		0.70%
Ratio of Net Investment Income to Average Net Assets	4.71%	4.99%		4.83%	4.23%	4.11%		4.06%
Portfolio Turnover	4% *	21%		59%	51%	45%		65%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.65%	0.65%		0.64%	0.63%	0.63%		0.64%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

29
See Notes to Financial Statements

Van Kampen Insured Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Insured Tax Free Income Fund (the “Fund”) is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. The Fund commenced investment operations on December 14, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use

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Van Kampen Insured Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2010, the Fund had no when-issued and delayed delivery purchase commitments.

D. Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended September 30, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2009, the Fund had an

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Van Kampen Insured Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

accumulated capital loss carryforward for tax purposes of $75,259,452 which will expire according to the following schedule:

Amount	Expiration

$210,390	September 30, 2015
7,990,386	September 30, 2016
67,058,676	September 30, 2017

At March 31, 2010, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$838,180,996

Gross tax unrealized appreciation	$40,251,748
Gross tax unrealized depreciation	(16,222,124)

Net tax unrealized appreciation on investments	$24,029,624

F. Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes.
The tax character of distributions paid during the year ended September 30, 2009 was as follows:

Distributions paid from:
Ordinary income	$29,572
Tax-exempt income	41,064,410

$41,093,982

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,287
Undistributed tax-exempt income	1,564,771

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book.

G. Insurance Expense The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund’s portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis.
The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund’s portfolio.

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Van Kampen Insured Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

H. Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund’s investments assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Fund’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2010, Fund investments with a value of $100,987,160 are held by the dealer trusts and serve as collateral for the $60,760,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average interest and fee rate related to residual interests during the six months ended March 31, 2010 were $62,367,875 and 2.41%, respectively.

I. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through May 18, 2010, the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.525%
Next $500 million	0.500%
Next $500 million	0.475%
Over $1.5 billion	0.450%

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Van Kampen Insured Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

For the six months ended March 31, 2010, the Fund recognized expenses of approximately $16,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $58,100 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $118,700 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $290,000 are included in “Other” assets on the Statement of Assets and Liabilities at March 31, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligations and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans will be terminated and amounts owed to the trustees will be distributed.
For the six months ended March 31, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $87,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $16,600. Sales charges do not represent expenses of the Fund.

34

Van Kampen Insured Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended March 31, 2010 and the year ended September 30, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	March 31, 2010		September 30, 2009
	Shares	Value	Shares	Value

Sales:
Class A	2,145,807	$34,793,978	4,721,752	$72,022,286
Class B	105,724	1,717,643	241,156	3,659,440
Class C	269,962	4,373,900	1,105,383	16,713,973
Class I	21,561	350,748	176,519	2,708,091

Total Sales	2,543,054	$41,236,269	6,244,810	$95,103,790

Dividend Reinvestment:
Class A	983,704	$15,911,354	2,112,832	$32,508,834
Class B	16,375	264,470	42,859	657,783
Class C	29,512	476,229	53,424	823,201
Class I	2,226	35,985	4,184	64,577

Total Dividend Reinvestment	1,031,817	$16,688,038	2,213,299	$34,054,395

Repurchases:
Class A	(3,634,453)	$(58,977,188)	(7,187,016)	$(109,397,004)
Class B	(241,330)	(3,911,339)	(538,764)	(8,221,319)
Class C	(237,077)	(3,838,899)	(510,845)	(7,792,281)
Class I	(37,813)	(613,417)	(81,048)	(1,226,377)

Total Repurchases	(4,150,673)	$(67,340,843)	(8,317,673)	$(126,636,981)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $35,657,396 and $48,294,914, respectively.

5. Inverse Floating Rate Securities
The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash

35

Van Kampen Insured Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $532,600 and $97,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Line of Credit
During the year, several Van Kampen municipal funds, including the Fund, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. There were no borrowings under the facility during the six months ended March 31, 2010.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

36

Van Kampen Insured Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

9. Subsequent Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.
Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) has approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of Shareholders. If certain other conditions to closing of the Transaction are met, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Upon completion of the proposed Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

10. Accounting Pronouncements
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

37

Van Kampen Insured Tax Free Income Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J. Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

38

Your Notes

Your Notes

Your Notes

Van Kampen Insured Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen Insured Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Insured Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen Insured Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen Insured Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

32, 332, 532, 632
TFINSAN 05/10
IU10-02136P-Y03/10

SEMIANNUAL REPORT

March 31, 2010

MUTUAL FUNDS Van Kampen California Insured Tax Free Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen California Insured Tax Free Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of March 31, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectuses contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 3/31/10 (Unaudited)

	A Shares		B Shares		C Shares		I Shares
	since 12/13/85		since 4/30/93		since 8/13/93		since 8/12/05
		w/max		w/max		w/max
		4.75%		4.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charge	charges

Since Inception	5.96%	5.75%	4.04%	4.04%	3.47%	3.47%	1.86%

10-year	4.05	3.55	3.80	3.80	3.30	3.30	N/A

5-year	2.04	1.06	2.07	1.82	1.32	1.32	N/A

1-year	11.43	6.13	11.25	7.25	10.60	9.60	11.71

6-month	–1.04	–5.76	–1.23	–5.10	–1.41	–2.38	–0.92

30-Day SEC Yield	4.02%		4.03%		3.47%		4.47%

Gross Expense Ratio	0.96%		1.71%		1.71%		0.70%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent for per year of the fund’s average daily net assets Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Periods of less than one year are not annualized.

The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The Barclays Capital California Insured Municipal Bond Index is comprised of insured California municipal bond issues. The Indices are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended March 31, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the March labor report showed that employment in the U.S. rose by its largest increase in three years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. After hitting decade lows in October 2009, municipal bond yields began to climb, with the greatest increases occurring on long-maturity issues. For the six months ended March 31, 2010, long bonds (those with maturities of 22 years or more) returned -0.43 percent, underperforming five-year bonds which returned 1.32 percent, as measured by the respective Barclays Capital municipal bond indexes. The outperformance of the front end of the municipal yield curve was a reversal from the prior six months when the long end outperformed.

The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended March 31, the Barclays Capital High Yield Municipal Bond Index gained 4.04 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 0.28 percent.

With regard to sectors, hospital bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections. Tobacco bond performance lagged for the period due to the relative richness of prices in the sector in September 2009 and waning demand.

Demand for municipal bonds overall remained steady, with approximately $28 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $220 billion. However, 20 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

The state of California still benefits from its large and diverse economic base and above-average wealth levels yet faces many challenges from its large exposure to the housing crisis, falling tax revenues, and recent budgetary shortfalls. In January 2010 the governor proposed a budget for fiscal year 2011 that seeks to close a $19 billion

2

gap for the balance of fiscal year 2010 and for fiscal year 2011 and create a $1 billion surplus. This is accomplished through $8.5 billion of spending cuts, $7 billion of additional federal funds and $4 billion in other measures. As of the end of March, California is rated Baa1/Stable by Moody’s, A-/Negative by S&P and BBB/Stable by Fitch. The state typically leads the national economy and we will continue to closely monitor its financial performance.

Performance Analysis

All share classes of Van Kampen California Insured Tax Free Fund underperformed the Barclays Capital California Insured Municipal Bond Index (the “Index”) and the Barclays Capital Municipal Bond Index for the six months ended March 31, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended March 31, 2010

Barclays Capital
				California Insured	Barclays Capital
				Municipal Bond	Municipal Bond
Class A	Class B	Class C	Class I	Index	Index

–1.04%	–1.23%	–1.41%	–0.92%	–0.26%	0.28%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The Fund’s performance relative to the Index during the period was primarily attributable to the following factors:

•	An overweight allocation to the tobacco sector muted performance as demand for these securities faded during the period and spreads widened, resulting in underperformance relative to most other revenue-backed sectors.

•	With regard to the Fund’s yield-curve positioning, an overweight on the longer end of the curve detracted from performance as short and intermediate maturities outperformed long maturity issues during the period.

•	In terms of coupon structure, the Fund continues to favor more defensive securities with higher coupons, which has proven advantageous as zero coupons and deep discount bonds underperformed during the period.

3

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds as well as the prospect of higher income tax rates in the future. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Top Five Sectors as of 3/31/10 (Unaudited)

Tax Allocation	27.8%
Public Education	15.8
Higher Education	11.2
Water & Sewer	10.3
Public Buildings	8.9

Ratings Allocation as of 3/31/10 (Unaudited)

AAA/Aaa	23.2%
AA/Aa	19.2
A/A	36.7
BBB/Baa	7.9
BB/Ba	2.3
Non-Rated	10.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of total investments. Top Five sectors percentages are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard & Poor’s and Moody’s, respectively.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/09 - 3/31/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$989.56	$4.86
Hypothetical	1,000.00	1,020.04	4.94
(5% annual return before expenses)

Class B
Actual	1,000.00	987.74	6.59
Hypothetical	1,000.00	1,018.30	6.69
(5% annual return before expenses)

Class C
Actual	1,000.00	985.86	8.32
Hypothetical	1,000.00	1,016.55	8.45
(5% annual return before expenses)

Class I
Actual	1,000.00	990.82	3.62
Hypothetical	1,000.00	1,021.29	3.68
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.33%, 1.68% and 0.73% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratios for Class B and C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$989.56	$4.66
Hypothetical	1,000.00	1,020.24	4.73
(5% annual return before expenses)

Class B
Actual	1,000.00	987.74	6.39
Hypothetical	1,000.00	1,018.50	6.49
(5% annual return before expenses)

Class C
Actual	1,000.00	985.86	8.12
Hypothetical	1,000.00	1,016.75	8.25
(5% annual return before expenses)

Class I
Actual	1,000.00	990.82	3.42
Hypothetical	1,000.00	1,021.49	3.48
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94%, 1.29%, 1.64% and 0.69%, for Class A, B and C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio for Class B and C Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

9

Van Kampen California Insured Tax Free Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 103.7% California 103.1%
$1,925	Alhambra, CA City Elem Sch Dist Cap Apprec, Ser A (AGM Insd)	*	09/01/20	$1,104,700
2,365	Apple Valley, CA Pub Fin Auth Lease Rev Town Hall Annex Proj, Ser A (AMBAC Insd)	5.000%	09/01/27	2,417,810
1,500	Arcadia, CA Uni Sch Dist Election 2006, Ser A (AGM Insd)	5.000	08/01/37	1,519,815
1,000	Bakersfield, CA Wastewater Rev, Ser A (AGM Insd)	5.000	09/15/32	1,015,520
1,430	Bay Area Govt Assn CA Lease Rev Cap Proj, Ser A (AMBAC Insd)	5.250	07/01/17	1,551,278
2,735	Bay Area Govt Assn CA Lease Rev West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/29	2,753,188
1,250	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000	04/01/39	1,274,763
1,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.125	04/01/39	1,546,350
1,000	Bonita, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	1,019,820
1,070	Bonita, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.250	08/01/24	1,121,841
1,850	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (AGM Insd)	5.500	08/01/18	1,966,735
515	Byron Bethany JT Pwrs Auth CA Lease Rev Admin Bldg Proj, Ser A (CIFG Insd)	4.625	10/01/32	511,086
2,100	California Ed Fac Auth Rev Claremont McKenna College (a)	5.000	01/01/38	2,145,843
2,165	California Ed Fac Auth Rev Univ Pacific (NATL Insd)	5.875	11/01/20	2,185,243
1,800	California Ed Fac Auth Rev Univ Southn CA, Ser A (a)	5.250	10/01/39	1,920,024
500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser A	5.750	09/01/39	509,435
500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	529,030
1,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/38	1,125,690
500	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.250	02/01/37	430,670
1,050	California Spl Dist Assn Fin Corp Ctf Partn Spl Dist Fin Pgm, Ser DD (AGM Insd)	5.625	01/01/27	1,050,955
945	California St (FGIC Insd)	6.250	09/01/12	991,012
1,000	California St Univ Rev Systemwide, Ser A (AGL Insd)	5.250	11/01/38	1,029,060
1,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	771,500
500	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750	02/01/38	552,405
500	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	533,835
1,900	California Statewide Cmnty Dev Auth Wtr Rev, Ser A (AGM Insd)	5.000	10/01/26	1,945,448
500	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.250	10/01/39	494,030

10
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Rfdg, Ser A (NATL Insd)	7.000%	08/01/12	$2,247,360
3,000	Castaic Lake Wtr Agy CA Rev Ctf Partn, Ser A (NATL Insd)	5.250	08/01/23	3,105,420
100	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/26	103,174
125	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	128,021
1,160	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 1 & 2 Rfdg, Ser A (Syncora Gtd)	5.250	12/01/30	1,070,529
1,400	Contra Costa, CA Cmnty College Dist Election 2002 (NATL Insd)	5.000	08/01/29	1,431,066
2,500	Desert, CA Cmnty College Dist, Ser C (AGM Insd)	5.000	08/01/37	2,524,275
2,400	Dinuba, CA Redev Agy Tax Alloc Merged City Redev Proj No 2 Rfdg (AMBAC Insd)	5.000	09/01/34	2,130,792
1,000	El Dorado, CA Irr Dist Ctf Partn, Ser A (AGL Insd)	5.750	08/01/39	1,039,870
1,000	El Monte, CA Un High Sch Dist Election Of 2008, Ser A (AGL Insd)	5.500	06/01/34	1,052,110
1,200	Fairfield, CA Cmnty Fac Dist Spl Tax No 3 North Cordelia Gen Impt	6.000	09/01/32	1,213,344
2,330	Fairfield, CA Ctf Partn Fairfield Wtr, Ser A (NATL Insd)	5.000	04/01/42	2,250,687
1,480	Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (NATL Insd)	5.000	09/01/21	1,479,896
650	Fresno, CA Jt Pwrs Fin Auth Lease Rev, Ser A (AGM Insd)	5.000	06/01/17	679,328
590	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/17	651,962
630	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/18	694,871
675	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/19	743,998
720	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/20	792,943
1,000	Gilroy, CA Uni Sch Dist Ctf Partn Sch Fac Proj (AGL Insd)	5.000	04/01/39	965,860
2,000	Glendale, CA Redev Agy Tax Alloc Rev Ctr Glendale Redev Proj (NATL Insd)	5.250	12/01/20	2,013,980
2,425	Glendora, CA Pub Fin Auth Rev Tax Alloc Proj No 1, Ser A (NATL Insd)	5.000	09/01/24	2,354,578
700	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	647,087
1,500	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	1,062,660
1,000	Golden Vly Uni Sch Dist CA Election 2006, Ser A (AGM Insd)	5.000	08/01/41	992,100
2,230	Hanford, CA Jt Un High Sch Dist Election 1998, Ser C (NATL Insd)	5.700	08/01/28	2,389,044
2,275	Hawaiian Gardens, CA Redev Agy Proj No 1 Tax Alloc, Ser A (AMBAC Insd)	5.000	12/01/25	2,149,556
2,900	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	2,496,494
2,000	Imperial Irr Dist CA Ctf Partn Elec Sys Proj (AGM Insd)	5.250	11/01/23	2,119,760
1,450	Imperial Irr Dist CA Ctf Partn Wtr Sys Proj (AMBAC Insd)	5.000	07/01/19	1,465,834

11
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625%	08/15/35	$1,915,280
2,000	Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Rfdg, Ser A (AMBAC Insd)	5.250	05/01/23	1,952,060
1,715	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/23	1,644,188
1,000	Kern Cnty, CA Ctfs Partn Cap Impt Proj, Ser A (AGL Insd)	5.750	08/01/35	1,055,140
1,000	La Canada, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.500	08/01/28	1,047,730
2,000	La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250	09/01/24	2,001,460
2,000	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	1,991,320
1,000	Lodi, CA Wastewater Sys Rev Ctf Partn, Ser A (AGM Insd)	5.000	10/01/37	994,080
1,545	Long Beach, CA Bd Fin Auth Lease Rev Pub Safety Fac Proj (AMBAC Insd)	5.250	11/01/20	1,551,319
2,000	Los Angeles, CA Cmnty College Dist 2003 Election, Ser F1 (a)	5.000	08/01/33	2,027,080
1,975	Los Angeles, CA Ctf Partn Real Ppty Pgm, Ser T (NATL Insd)	5.000	02/01/19	2,010,629
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev, Ser C (NATL Insd)	5.000	07/01/26	1,036,100
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys Sub, Ser A-2 (AMBAC Insd)	5.000	07/01/44	1,016,030
1,070	Los Angeles, CA Mtg Rev FHA Sec 8 Asstd Proj Rfdg, Ser A (NATL Insd)	6.100	07/01/25	1,071,188
1,000	Los Angeles, CA Uni Sch Dist Election 2004, Ser H (AGM Insd)	5.000	07/01/32	1,015,110
1,000	Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj Rfdg (AMBAC Insd)	4.750	03/01/23	954,210
1,000	Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First Tier, Ser A (AMBAC Insd)	5.000	07/01/35	1,031,330
1,265	Los Angeles Cnty, CA Sch Regionalized Business Svcs Ctf Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/24	454,793
1,000	Lynwood, CA Uni Sch Dist 2002 Election, Ser A (AGM Insd)	5.000	08/01/27	1,000,840
1,520	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	1,564,034
1,105	Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve (AMBAC Insd)	5.000	12/01/20	1,150,272
2,000	Montclair, CA Redev Agy Tax Allocation Redev Proj No V Rfdg (NATL Insd)	5.000	10/01/20	2,003,260
1,000	Montebello, CA Uni Sch Dist Election Of 2004, Ser A-1 (AGL Insd)	5.250	08/01/34	1,024,390
1,000	Morongo Band Of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (b)	6.500	03/01/28	937,700

12
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,570	Mountain View, CA Shoreline Regl Pk Cmnty Tax Alloc, Ser A (NATL Insd)	5.250%	08/01/16	$1,591,886
1,000	Norco, CA Fin Auth Enterprise Rev Rfdg (AGM Insd)	5.625	10/01/34	1,038,000
1,300	Oceanside, CA Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.200	04/01/23	1,299,753
1,145	Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)	5.000	10/01/25	1,148,653
1,200	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 4 Rfdg, Ser A (NATL Insd)	5.000	10/01/29	1,113,876
1,340	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Rfdg, Ser A (NATL Insd)	5.250	11/01/19	1,428,695
500	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	518,590
1,045	Panama-Buena Vista Uni Sch Dist CA Ctf Partn Sch Constr Proj (NATL Insd)	5.000	09/01/30	1,051,792
2,000	Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250	08/01/30	2,072,460
1,000	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500	08/01/31	1,062,360
2,020	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/15	2,045,351
1,110	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/16	1,119,191
1,000	Pomona, CA Pub Fin Auth Rev Sub Merged Redev Proj	5.125	02/01/33	828,180
1,330	Pomona, CA Pub Fin Auth Rev Swr Proj, Ser BA (AMBAC Insd)	4.500	12/01/46	1,165,027
1,360	Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (NATL Insd)	6.000	04/01/19	1,489,581
1,055	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj (AMBAC Insd)	5.375	06/15/20	1,062,976
2,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/26	759,100
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Hsg Set Aside, Ser A (NATL Insd)	5.000	09/01/34	897,370
3,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (NATL Insd)	5.375	09/01/25	3,003,300
1,000	Rancho Mirage, CA Jt Pwr Fin Auth Ctf Partn Eisenhower Med Rmkt, Ser B (NATL Insd)	4.875	07/01/22	967,230
680	Redding, CA Elec Sys Rev Ctf Partn Reg Ribs (NATL Insd) (c) (d)	11.262	07/01/22	901,360
1,400	Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev, Ser A (NATL Insd)	5.000	09/01/23	1,366,932
500	Riverside, CA Elec Rev Issue, Ser D (AGM Insd)	5.000	10/01/28	514,295
1,800	Riverside, CA Elec Rev Issue, Ser D (AGM Insd) (a)	5.000	10/01/38	1,795,824
1,000	Riverside, CA Wtr Rev, Ser B (AGM Insd)	5.000	10/01/33	1,023,640
6,375	Rohnert Pk, CA Cmnty Dev Commn Tax Alloc Rev Hsg Redev Proj, Ser H (NATL Insd)	4.375	08/01/30	5,306,040
70	Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)	5.000	12/01/33	68,568
1,000	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000	07/01/32	1,005,300

13
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,015	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000%	07/01/41	$1,006,981
2,000	Sacramento Cnty, CA San Dist Fin Auth Rev Sacramento Regl Cnty San (NATL Insd)	5.000	12/01/29	2,060,800
1,500	San Diego, CA Cmnty College Dist Election 2002 (a)	5.250	08/01/33	1,562,820
2,535	San Diego, CA Pub Fac Fin Auth Rev Pooled Fin Southcrest, Ser B (Radian Insd)	5.250	10/01/27	2,481,081
1,000	San Francisco, CA City & Cnty , Arpt Commn Intl Arpt, Ser E	6.000	05/01/39	1,090,540
2,000	San Francisco, CA City & Cnty Second, Ser Issue 26B (NATL Insd)	5.000	05/01/22	2,021,580
3,110	San Jose Evergreen CA Cmnty College Dist Election 2004, Ser B (AGM Insd)	*	09/01/31	849,870
1,000	San Leandro, CA Ctf Partn Jt Proj Area Fin (NATL Insd)	5.100	12/01/26	1,018,130
2,450	Santa Monica, CA Cmnty College Dist Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.250	02/01/23	2,450,563
1,460	Shafter, CA Cmnty Dev Agy Tax Alloc Rev Cmnty Dev Proj Area No 1 Rfdg, Ser A (AGM Insd) (e)	5.000	11/01/36	1,414,039
500	Sierra View Loc Hlthcare Dist CA Rev	5.250	07/01/32	463,475
1,000	South Gate, CA Pub Fin Auth Tax Alloc Rev South Gate Redev Proj No 1 (Syncora Gtd)	5.750	09/01/22	1,025,090
2,365	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	5.375	12/01/22	2,287,854
1,250	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	6.100	12/01/37	1,235,062
2,150	Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj No 1 (NATL Insd)	5.125	08/01/27	2,058,174
2,500	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	1,605,575
2,500	Turlock, CA Pub Fin Auth Tax Alloc Rev (AGM Insd)	5.000	09/01/36	2,307,225
3,055	University CA Regt Med Ctr Pooled Rev, Ser A (BHAC Insd)	4.500	05/15/47	2,840,417
705	University CA Rev, Ser O (a)	5.750	05/15/23	815,290
1,050	University CA Rev, Ser O (a)	5.750	05/15/25	1,204,014
1,475	Val Verde, CA Uni Sch Dist Ctf Partn Ref, Ser A (AGL Insd)	5.125	03/01/36	1,414,732
1,170	Washington, CA Uni Sch Dist Yolo Cnty Ctf Partn New High Sch Proj (AMBAC Insd)	5.125	08/01/37	1,125,833
2,500	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/25	906,175
1,000	Westn Riverside Cnty, CA Wtr & Wastewater Fin Auth Wastern Muni Wtr Dist Impt (AGL Insd)	5.625	09/01/39	1,042,620
3,000	Yosemite, CA Cmnty College Dist Cap Apprec (AGM Insd)	*	08/01/25	1,282,440

				183,678,938

14
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.6%
$1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (f)	5.000%	08/01/39	$1,046,690

Total Long-Term Investments 103.7% (Cost $186,153,202)				184,725,628

Total Short-Term Investments 0.5% (Cost $800,000)				800,000

Total Investments 104.2% (Cost $186,953,202)				185,525,628

Liability for Floating Rate Note Obligations Related to Securities Held (5.1%) (Cost ($9,080,000))
(9,080)	Notes with interest rates ranging from 0.27% to 0.34% at March 31, 2010 and contractual maturities of collateral ranging from 2023 to 2039 (See Note 1(G) in the Notes to Financial Statements) (g)			(9,080,000)

Total Net Investments 99.1% (Cost $177,873,202)				176,445,628

Other Assets in Excess of Liabilities 0.9%				1,686,019

Net Assets 100.0%				$178,131,647

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Fund. See Note 1(G) in the Notes to Financial Statements for further information.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Inverse Floating Rate

(d)	Escrowed to Maturity

(e)	Security has been deemed illiquid.

(f)	Variable Rate Coupon

(g)	Floating rate notes. The interest rate show reflect the rates in effect at March 31, 2010.

15
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
BHAC—Berkshire Hathaway Assurance Corp.
CIFG—CDC IXIS Financial Guaranty
FGIC—Financial Guaranty Insurance Co.
FHA—Federal Housing Administration
NATL—National Public Finance Guarantee Corp.
Radian—Radian Asset Assurance
Syncora Gtd—Syncora Guaranteed Limited

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$185,525,628	$—	$185,525,628

16
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Financial Statements

Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

Assets:
Total Investments (Cost $186,953,202)	$185,525,628
Cash	133,007
Receivables:
Interest	2,400,698
Fund Shares Sold	71,530
Other	149,187

Total Assets	188,280,050

Liabilities:
Payables:
Floating Rate Note Obligations	9,080,000
Fund Shares Repurchased	459,966
Income Distributions	126,034
Investment Advisory Fee	72,968
Distributor and Affiliates	56,605
Trustees’ Deferred Compensation and Retirement Plans	249,354
Accrued Expenses	103,476

Total Liabilities	10,148,403

Net Assets	$178,131,647

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$192,324,428
Accumulated Undistributed Net Investment Income	519,274
Net Unrealized Depreciation	(1,427,574)
Accumulated Net Realized Loss	(13,284,481)

Net Assets	$178,131,647

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $161,423,565 and 9,818,887 shares of beneficial interest issued and outstanding)	$16.44
Maximum sales charge (4.75%* of offering price)	0.82

Maximum offering price to public	$17.26

Class B Shares:
Net asset value and offering price per share (Based on net assets of $6,910,143 and 413,017 shares of beneficial interest issued and outstanding)	$16.73

Class C Shares:
Net asset value and offering price per share (Based on net assets of $9,530,254 and 579,263 shares of beneficial interest issued and outstanding)	$16.45

Class I Shares:
Net asset value and offering price per share (Based on net assets of $267,685 and 16,291 shares of beneficial interest issued and outstanding)	$16.43

*	On sales of $100,000 or more, the sales charge will be reduced.

17
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Interest	$4,957,285

Expenses:
Investment Advisory Fee	434,377
Distribution (12b-1) and Service Fees
Class A	205,100
Class B	21,604
Class C	47,277
Transfer Agent Fees	48,387
Professional Fees	45,481
Accounting and Administrative Expenses	45,252
Interest and Residual Trust Expenses	37,859
Reports to Shareholders	18,754
Trustees’ Fees and Related Expenses	12,886
Custody	9,215
Credit Line	6,712
Registration Fees	3,507
Other	6,909

Total Expenses	943,320

Net Investment Income	$4,013,965

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(1,106,513)

Unrealized Appreciation/Depreciation:
Beginning of the Period	3,572,670
End of the Period	(1,427,574)

Net Unrealized Depreciation During the Period	(5,000,244)

Net Realized and Unrealized Loss	$(6,106,757)

Net Decrease in Net Assets From Operations	$(2,092,792)

18
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The Six	For The
	Months Ended	Year Ended
	March 31, 2010	September 30, 2009

From Investment Activities:
Operations:
Net Investment Income	$4,013,965	$8,288,993
Net Realized Loss	(1,106,513)	(8,205,902)
Net Unrealized Appreciation/Depreciation During the Period	(5,000,244)	19,815,330

Change in Net Assets from Operations	(2,092,792)	19,898,421

Distributions from Net Investment Income:
Class A Shares	(3,687,522)	(7,635,206)
Class B Shares	(149,921)	(429,662)
Class C Shares	(187,328)	(411,175)
Class I Shares	(6,836)	(27,284)

Total Distributions	(4,031,607)	(8,503,327)

Net Change in Net Assets from Investment Activities	(6,124,399)	11,395,094

From Capital Transactions:
Proceeds from Shares Sold	8,701,677	21,834,709
Net Asset Value of Shares Issued Through Dividend Reinvestment	3,268,081	6,710,892
Cost of Shares Repurchased	(18,430,179)	(46,459,564)

Net Change in Net Assets from Capital Transactions	(6,460,421)	(17,913,963)

Total Decrease in Net Assets	(12,584,820)	(6,518,869)
Net Assets:
Beginning of the Period	190,716,467	197,235,336

End of the Period (Including accumulated undistributed net investment income of $519,274 and $536,916, respectively)	$178,131,647	$190,716,467

19
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended		Year Ended September 30,
Class A Shares	March 31, 2010		2009		2008	2007		2006		2005

Net Asset Value, Beginning of the Period	$16.99		$15.92		$17.83	$18.57		$18.80		$18.93

Net Investment Income	0.37	(a)	0.72	(a)	0.77 (a)	0.72	(a)	0.71	(a)	0.72
Net Realized and Unrealized Gain/Loss	(0.55)		1.09		(1.94)	(0.68)		0.03		0.01

Total from Investment Operations	(0.18)		1.81		(1.17)	0.04		0.74		0.73

Less:
Distributions from Net Investment Income	0.37		0.74		0.74	0.71		0.73		0.74
Distributions from Net Realized Gain	-0-		-0-		-0-	0.07		0.24		0.12

Total Distributions	0.37		0.74		0.74	0.78		0.97		0.86

Net Asset Value, End of the Period	$16.44		$16.99		$15.92	$17.83		$18.57		$18.80

Total Return (b)	–1.04%	*	11.86%		–6.81%	0.15%		4.14%		3.96%
Net Assets at End of the Period (In millions)	$161.4		$171.5		$172.1	$194.2		$190.0		$188.0
Ratio of Expenses to Average Net Assets	0.98%		0.96%		1.29%	1.16%		0.91%		0.92%
Ratio of Net Investment Income to Average Net Assets	4.46%		4.61%		4.41%	3.91%		3.86%		3.83%
Portfolio Turnover	4%	*	30%		34%	37%		31%		25%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.94%		0.95%		0.90%	0.93%		0.91%		0.92%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

20
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended		Year Ended September 30,
Class B Shares	March 31, 2010		2009		2008		2007		2006		2005

Net Asset Value, Beginning of the Period	$17.29		$16.19		$18.12		$18.86		$19.07		$19.03

Net Investment Income	0.34	(a)	0.73	(a)	0.78	(a)	0.73	(a)	0.77	(a)	0.79
Net Realized and Unrealized Gain/Loss	(0.56)		1.10		(1.97)		(0.69)		0.02		(0.03)

Total from Investment Operations	(0.22)		1.83		(1.19)		0.04		0.79		0.76

Less:
Distributions from Net Investment Income	0.34		0.73		0.74		0.71		0.76		0.60
Distributions from Net Realized Gain	-0-		-0-		-0-		0.07		0.24		0.12

Total Distributions	0.34		0.73		0.74		0.78		1.00		0.72

Net Asset Value, End of the Period	$16.73		$17.29		$16.19		$18.12		$18.86		$19.07

Total Return (b)	–1.23%	(c)*	11.82%	(c)	–6.81%	(c)	0.10%	(c)	4.40%	(c)	4.10%	(c)
Net Assets at End of the Period (In millions)	$6.9		$8.3		$11.2		$17.2		$25.3		$33.7
Ratio of Expenses to Average Net Assets	1.33%	(c)	1.00%	(c)	1.30%	(c)	1.17%	(c)	0.69%	(c)	0.81%	(c)
Ratio of Net Investment Income to Average Net Assets	4.12%	(c)	4.57%	(c)	4.38%	(c)	3.90%	(c)	4.08%	(c)	3.96%	(c)
Portfolio Turnover	4%	*	30%		34%		37%		31%		25%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.29%	(c)	0.99%	(c)	0.90%	(c)	0.93%	(c)	0.69%	(c)	0.81%	(c)

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 6 in the Notes to Financial Statements).

21
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended		Year Ended September 30,
Class C Shares	March 31, 2010		2009		2008		2007		2006		2005

Net Asset Value, Beginning of the Period	$17.00		$15.94		$17.84		$18.58		$18.81		$18.93

Net Investment Income	0.31	(a)	0.60	(a)	0.66	(a)	0.58	(a)	0.57	(a)	0.59
Net Realized and Unrealized Gain/Loss	(0.55)		1.08		(1.95)		(0.68)		0.03		0.01

Total from Investment Operations	(0.24)		1.68		(1.29)		(0.10)		0.60		0.60

Less:
Distributions from Net Investment Income	0.31		0.62		0.61		0.57		0.59		0.60
Distributions from Net Realized Gain	-0-		-0-		-0-		0.07		0.24		0.12

Total Distributions	0.31		0.62		0.61		0.64		0.83		0.72

Net Asset Value, End of the Period	$16.45		$17.00		$15.94		$17.84		$18.58		$18.81

Total Return (b)	–1.41%	(c)*	10.98%		–7.40%	(c)	–0.57%	(c)	3.36%		3.26%	(c)
Net Assets at End of the Period (In millions)	$9.5		$10.6		$10.6		$10.7		$9.9		$12.0
Ratio of Expenses to Average Net Assets	1.68%	(c)	1.76%		1.90%	(c)	1.88%	(c)	1.66%		1.61%	(c)
Ratio of Net Investment Income to Average Net Assets	3.77%	(c)	3.81%		3.82%	(c)	3.19%	(c)	3.11%		3.15%	(c)
Portfolio Turnover	4%	*	30%		34%		37%		31%		25%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.64%	(c)	1.75%		1.51%	(c)	1.65%	(c)	1.66%		1.61%	(c)

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 6 in the Notes to Financial Statements).

22
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

										August 12, 2005
	Six Months									(Commencement
	Ended		Year Ended September 30,							of Operations) to
Class I Shares	March 31, 2010		2009		2008	2007		2006		September 30, 2005

Net Asset Value, Beginning of the Period	$16.98		$15.91		$17.82	$18.57		$18.80		$18.87

Net Investment Income	0.39	(a)	0.76	(a)	0.81 (a)	0.76	(a)	0.74	(a)	0.09
Net Realized and Unrealized Gain/Loss	(0.55)		1.09		(1.94)	(0.69)		0.05		(0.06)

Total from Investment Operations	(0.16)		1.85		(1.13)	0.07		0.79		0.03

Less:
Distributions from Net Investment Income	0.39		0.78		0.78	0.75		0.78		0.10
Distributions from Net Realized Gain	-0-		-0-		-0-	0.07		0.24		-0-

Total Distributions	0.39		0.78		0.78	0.82		1.02		0.10

Net Asset Value, End of the Period	$16.43		$16.98		$15.91	$17.82		$18.57		$18.80

Total Return (b)	–0.92%	*	12.14%		–6.57%	0.35%		4.40%		0.17% *
Net Assets at End of the Period (In millions)	$0.3		$0.4		$3.4	$3.9		$3.9		$2.6
Ratio of Expenses to Average Net Assets	0.73%		0.70%		1.04%	0.91%		0.66%		0.73%
Ratio of Net Investment Income to Average Net Assets	4.71%		4.82%		4.65%	4.16%		4.11%		4.03%
Portfolio Turnover	4%	*	30%		34%	37%		31%		25%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.69%		0.68%		0.65%	0.68%		0.66%		0.73%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

23
See Notes to Financial Statements

Van Kampen California Insured Tax Free Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen California Insured Tax Free Fund (the “Fund”) is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. The Fund commenced investment operations on December 13, 1985. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources

24

Van Kampen California Insured Tax Free Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2010, the Fund had no when-issued and delayed delivery purchase commitments.

D. Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four-year period ended September 30, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2009, the Fund had an

25

Van Kampen California Insured Tax Free Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

accumulated capital loss carryforward for tax purposes of $5,203,605, which will expire according to the following schedule:

Amount	Expiration

$803,875	September 30, 2016
4,399,730	September 30, 2017

At March 31, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$175,931,300

Gross tax unrealized appreciation	$4,480,612
Gross tax unrealized depreciation	(3,962,640)

Net tax unrealized appreciation on investments	$517,972

F. Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes.
The tax character of distributions paid during the fiscal year ended September 30, 2009 were as follows:

Distributions paid from:
Ordinary income	$1,520
Tax-exempt income	8,524,382

$8,525,902

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$708
Undistributed tax-exempt income	815,261

Net realized gains or losses may differ for financial reporting and tax purposes as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

G. Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund

26

Van Kampen California Insured Tax Free Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

(1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund’s investments assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” in the Fund’s Statement of Operations. The notes issued by the dealer trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2010, Fund investments with a value of $14,292,008 are held by the dealer trusts and serve as collateral for the $9,080,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended March 31, 2010 were $9,080,000 and 0.84%, respectively.

H. Insurance Expense The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund’s portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund’s portfolio.

I. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through May 18, 2010, the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $100 million	0.500%
Next $150 million	0.450%
Next $250 million	0.425%
Over $500 million	0.400%

For the six months ended March 31, 2010, the Fund recognized expenses of approximately $9,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

27

Van Kampen California Insured Tax Free Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $28,800 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $14,100 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $148,200 are included in “Other” assets on the Statement of Assets and Liabilities at March 31, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans will be terminated and amounts owed to the trustees will be distributed.
For the six months ended March 31, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $20,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $2,400. Sales charges do not represent expenses of the Fund.
At March 31, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 569 shares of Class I.

28

Van Kampen California Insured Tax Free Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended March 31, 2010 and the year ended September 30, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	March 31, 2010		September 30, 2009
	Shares	Value	Shares	Value

Sales:
Class A	451,505	$7,433,770	1,181,328	$18,493,953
Class B	31,531	527,035	62,803	998,267
Class C	42,453	698,187	121,763	1,871,059
Class I	2,586	42,685	29,503	471,430

Total Sales	528,075	$8,701,677	1,395,397	$21,834,709

Dividend Reinvestment:
Class A	183,714	$3,018,350	388,255	$6,082,610
Class B	6,681	111,648	21,111	335,653
Class C	8,341	137,088	16,979	266,187
Class I	61	995	1,730	26,442

Total Dividend Reinvestment	198,797	$3,268,081	428,075	$6,710,892

Repurchases:
Class A	(908,657)	$(14,979,835)	(2,290,738)	$(35,609,509)
Class B	(107,018)	(1,793,792)	(292,391)	(4,655,834)
Class C	(92,907)	(1,534,164)	(180,799)	(2,777,958)
Class I	(7,439)	(122,388)	(222,050)	(3,416,263)

Total Repurchases	(1,116,021)	$(18,430,179)	(2,985,978)	$(46,459,564)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $8,270,985 and $14,421,436, respectively.

5. Inverse Floating Rate Securities
The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash

29

Van Kampen California Insured Tax Free Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $1,100 for Class C Shares. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Line of Credit
During the six months ended March 31, 2010, several Van Kampen municipal funds, including the Fund, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. There were no borrowings under the facility during the six months ended March 31, 2010.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

30

Van Kampen California Insured Tax Free Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

9. Subsequent Events
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.
Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) has approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. If certain other conditions to the closing of the Transaction are met, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Upon completion of the proposed Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

10. Accounting Pronouncements
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time,

31

Van Kampen California Insured Tax Free Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

32

Van Kampen California Insured Tax Free Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

33

Van Kampen California Insured Tax Free Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen California Insured Tax Free Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen California Insured Tax Free Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen California Insured Tax Free Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen California Insured Tax Free Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

41, 341, 541, 641
CAISAN 05/10
IU10-02121P-Y03/10

SEMIANNUAL REPORT

March 31, 2010

MUTUAL FUNDS Van Kampen Municipal Income Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Municipal Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of March 31, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectuses contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 3/31/10 (Unaudited)

	A Shares		B Shares		C Shares		I Shares
	since 8/1/90		since 8/24/92		since 8/13/93		since 8/12/05
		w/max		w/max		w/max
		4.75%		4.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charge	charges

Since Inception	5.16%	4.90%	4.07%	4.07%	3.26%	3.26%	2.67%

10-year	4.14	3.64	3.51	3.51	3.36	3.36	—

5-year	2.75	1.75	2.00	1.75	1.99	1.99	—

1-year	18.14	12.53	17.29	13.29	17.24	16.24	18.43

6-month	0.19	–4.60	–0.10	–4.01	–0.18	–1.16	0.40

30-Day SEC Yield	4.65%		4.11%		4.13%		5.14%

Gross Expense Ratio	1.01%		1.76%		1.76%		0.77%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Periods of less than one year are not annualized.

The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report
For the six-month period ended March 31, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the March labor report showed that employment in the U.S. rose by its largest increase in three years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. After hitting decade lows in October 2009, municipal bond yields began to climb, with the greatest increases occurring on long-maturity issues. For the six months ended March 31, 2010, long bonds (those with maturities of 22 years or more) returned -0.43 percent, underperforming five-year bonds which returned 1.32 percent, as measured by the respective Barclays Capital municipal bond indexes. The outperformance of the front end of the municipal yield curve was a reversal from the prior six months when the long end outperformed.

The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended March 31, the Barclays Capital High Yield Municipal Bond Index gained 4.04 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 0.28 percent.

With regard to sectors, hospital bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections. Tobacco bond performance lagged for the period due to the relative richness of prices in the sector in September 2009 and waning demand.

Demand for municipal bonds overall remained steady, with approximately $28 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $220 billion. However, 20 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

Performance Analysis

Class A, Class B and Class C shares of Van Kampen Municipal Income Fund underperformed and Class I shares outperformed the Barclays Capital Municipal Bond Index (the “Index”) for the six months ended March 31, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended March 31, 2010

				Barclays Capital
Class A	Class B	Class C	Class I	Municipal Bond Index
0.19%	–0.10%	–0.18%	0.40%	0.28%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The Fund’s underperformance of the Index for the period was primarily attributable to the following:

•	An overweight in long-maturity issues hindered performance as the long end of the municipal yield curve underperformed.

•	An underweight in pre-refunded bonds also detracted from relative performance as these short-maturity securities benefited from the outperformance of the short end of the curve.

Other positions, however, were additive to relative performance:

•	Overweights in BBB rated and non-rated bonds enhanced relative performance as spreads on these lower quality issues tightened over the course of the period.

•	An overweight in revenue bonds boosted returns as revenue bonds overall outperformed general obligation bonds due to the ongoing weakness in financial conditions of municipalities.

•	An underweight in California municipal bonds was also advantageous as the weakness of the state’s economy led spreads on these issues to widen during the period.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds as well as the prospect of higher income tax rates in the future. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Ratings Allocation as of 3/31/10 (Unaudited)

AAA/Aaa	15.0%
AA/Aa	23.6
A/A	19.0
BBB/Baa	20.4
BB/Ba	1.0
Non-Rated	21.0

Top Five Sectors as of 3/31/10 (Unaudited)

Hospital	20.1%
Life Care	9.7
Utilities	7.8
Bridge, Tunnel & Toll Road	7.6
General Purpose	7.5

Summary of Investments by State Classification as of 3/31/10 (Unaudited)

California	12.9%
Illinois	10.5
Texas	9.3
Florida	5.4
Ohio	5.3
New York	5.2
Wisconsin	4.7
Arizona	4.3
New Jersey	4.1
Missouri	3.8
District of Columbia	3.1
Colorado	3.0
Washington	2.8
Maryland	2.1
Michigan	1.9
Kentucky	1.8
Iowa	1.8
South Carolina	1.6
Hawaii	1.6
Alabama	1.5
Alaska	1.4
Georgia	1.4
Minnesota	1.4
Indiana	1.4
Utah	1.3
Kansas	1.2
Wyoming	1.1
Virginia	1.1
Massachusetts	1.1
Pennsylvania	1.0
Oklahoma	1.0
Tennessee	0.9
Puerto Rico	0.9
Louisiana	0.8
Idaho	0.8
New Hampshire	0.7
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Summary of Investments by State Classification as of 3/31/10 (Unaudited)
(continued from previous page)

Oregon	0.6
North Carolina	0.4
Connecticut	0.4
Montana	0.4
Nebraska	0.3
Rhode Island	0.3
Mississippi	0.3
West Virginia	0.3
North Dakota	0.3
New Mexico	0.2
Nevada	0.2
Vermont	0.1
Delaware	0.1

Total Investments	108.1
Liability for Floating Rate Note Obligations Related to Securities Held	(9.1)

Total Net Investments	99.0
Other Assets in Excess of Liabilities	1.0

Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and sectors are as a percentage of total investments. Summary of investments by state classification is as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocation based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/09 - 3/31/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$1,001.95	$4.74
Hypothetical	1,000.00	1,020.19	4.78
(5% annual return before expenses)

Class B
Actual	1,000.00	998.97	8.47
Hypothetical	1,000.00	1,016.45	8.55
(5% annual return before expenses)

Class C
Actual	1,000.00	998.21	8.47
Hypothetical	1,000.00	1,016.45	8.55
(5% annual return before expenses)

Class I
Actual	1,000.00	1,003.96	3.50
Hypothetical	1,000.00	1,021.84	3.53
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, 1.70%, 1.70% and 0.70% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$1,001.95	$4.34
Hypothetical	1,000.00	1,020.59	4.38
(5% annual return before expenses)

Class B
Actual	1,000.00	998.97	8.07
Hypothetical	1,000.00	1,016.85	8.15
(5% annual return before expenses)

Class C
Actual	1,000.00	998.21	8.07
Hypothetical	1,000.00	1,016.85	8.15
(5% annual return before expenses)

Class I
Actual	1,000.00	1,003.96	3.10
Hypothetical	1,000.00	1,021.84	3.13
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, 1.62%, 1.62% and 0.62% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 108.1% Alabama 1.5%
$2,500	Courtland, AL Indl Dev Brd Solid Waste Disp Rev Rfdg Intl Paper Co Proj (AMT)	5.200%	06/01/25	$2,281,525
2,000	Healthcare Auth for Baptist Hlth AL, Ser A (a)	6.125	11/15/36	2,106,980
900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	675,378
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (b)	6.950	01/01/20	0
1,800	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	1,846,836
3,000	University AL at Birmingham Hosp Rev, Ser A (a)	5.750	09/01/22	3,223,230

				10,133,949

	Alaska 1.4%
3,015	Alaska Indl Dev & Expt Auth Rev Lake Dorothy Hydroelectric Proj (AMBAC Insd) (AMT)	5.000	12/01/35	2,576,951
200	Alaska Muni Bd Bk, Ser 1	5.750	09/01/33	213,306
5,000	Matanuska Susitna Boro, AK Goose Greek Creek Correctional Ctr (AGL Insd)	6.000	09/01/28	5,731,550
2,000	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	1,316,820

				9,838,627

	Arizona 4.3%
1,000	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Rfdg	5.700	07/01/42	761,890
5,000	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	4,456,700
1,000	Maricopa Cnty, AZ Pollutn Rfdg AZ Pub Svc Co, Ser A (a)	6.000	05/01/29	1,050,550
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (a)	5.500	06/01/34	1,050,210
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (a)	5.750	06/01/34	1,042,420
1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.250	07/01/19	1,058,920
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (NATL Insd) (AMT)	5.250	07/01/32	4,960,700
600	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	609,216
570	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	579,029
815	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.375	12/01/18	806,116
1,600	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,567,600
550	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000	12/01/23	569,091
740	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000	12/01/28	753,934
6,000	Salt River Proj AZ Agric Impt, Ser A	5.000	01/01/39	6,278,700

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (Continued)
$1,250	University Med Ctr Corp AZ	6.000%	07/01/24	$1,314,138
2,340	University of AZ Med Ctr Corp	5.000	07/01/35	2,175,100

				29,034,314

	California 12.9%
2,000	Adelanto, CA Pub Util Auth Rev Rfdg Util Sys Proj, Ser A	6.750	07/01/39	2,036,860
4,870	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/20	2,834,730
3,620	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (c)	5.000	04/01/39	3,691,712
5,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (c)	5.125	04/01/39	5,154,500
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/27	814,560
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	765,180
2,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (d)	0/5.250	06/01/21	1,697,000
2,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	2,116,120
6,690	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (c)	4.800	08/01/36	5,502,391
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev USA Waste Svc Inc Rfdg, Ser A (AMT) (a)	4.500	06/01/18	2,005,620
1,000	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	1,094,580
1,350	California St Var Purp	5.750	04/01/31	1,401,853
1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	1,018,237
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	838,260
2,000	California Statewide Cmnty Dev Auth Rev Mtg Methodist Hosp Proj (FHA Gtd)	6.250	08/01/24	2,203,300
500	California Statewide Cmnty Dev Auth Rev Sr Living-Southn CA Presbyterian Homes	6.250	11/15/19	530,030
2,000	California Statewide Cmnty Sr Living Southn CA	6.625	11/15/24	2,093,180
1,610	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A2	5.000	09/01/23	1,564,421
3,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/17	1,916,610
21,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/24	8,088,780
15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/30	3,844,050
1,295	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	1,197,111
5,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	3,542,200

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000%	09/01/37	$1,633,560
2,000	Lancaster, CA Rev Dev Agy Tax Comb Rev Dev Proj Areas	6.500	08/01/29	2,148,820
3,000	Los Angeles, CA Un Sch Dist, Ser I	5.000	07/01/29	3,093,930
2,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub, Ser A-1 (c)	5.250	07/01/38	2,134,240
2,750	Poway, CA Un Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/23	1,281,088
1,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/26	379,550
1,090	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	893,604
2,500	Richmond, CA Jt Pwr Fin Auth Rev Lease Point Potrero, Ser A	6.250	07/01/24	2,615,450
1,000	San Francisco, CA City & Cnty Mission Bay South Rev Dev, Ser D	6.000	08/01/24	1,049,430
5,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	3,690,650
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,389,440
2,295	University CA Rev, Ser 0 (c)	5.750	05/15/23	2,654,030
3,390	University CA Rev, Ser 0 (c)	5.750	05/15/25	3,887,245
5,000	West Contra Costa CA Uni Election of 2002, Ser B (AGM Insd)	5.000	08/01/26	5,040,150

				87,842,472

	Colorado 3.0%
2,840	Adams Cnty, CO Single Family Mtg Rev, Ser A (f)	8.875	08/01/10	2,920,259
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	2,454,060
1,000	Colorado Hlth Fac Auth Rev Evangelical Lutheran, Ser A	5.250	06/01/34	910,790
2,000	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (AGM Insd)	5.200	03/01/31	2,033,700
1,500	Denver, CO City & Cnty Justice Sys (c)	5.000	08/01/24	1,648,035
6,000	Denver, CO City & Cnty Justice Sys (c)	5.000	08/01/25	6,567,720
2,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	1,920,720
500	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (b)	5.900	10/01/37	421,585
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,389,171

				20,266,040

	Connecticut 0.4%
1,000	Connecticut St Dev Auth Hlth Fac Rev Alzheimers Res Ctr Conn Inc Proj	5.500	08/15/27	832,890

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (Continued)
$1,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser B	6.125%	01/01/14	$989,200
1,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser C (a)	7.250	01/01/43	1,019,070

				2,841,160

	Delaware 0.1%
630	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	580,551

	District of Columbia 3.1%
2,200	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,345,992
4,285	District Columbia Income Tax Rev, Ser A (c)	5.000	12/01/23	4,732,954
1,715	District Columbia Income Tax Rev Rfdg Second, Ser B (c)	5.000	12/01/24	1,884,030
5,150	District Columbia Tax Incrmnt Gallery Place Proj (AGM Insd)	5.250	07/01/27	5,249,086
4,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	4,177,200
3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	3,010,440

				21,399,702

	Florida 5.4%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	948,430
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	821,120
5,000	Broward Cnty, FL Arpt Sys Rev, Ser J-I (AMBAC Insd) (AMT)	5.250	10/01/26	4,924,150
1,000	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	843,650
450	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	457,582
2,410	Fiddlers Creek Cmnty Dev Dist No 1 FL Spl Assmt Rev (b) (h)	6.000	05/01/38	915,318
3,715	Florida St Brd Ed Pub Ed Rfdg Cap Outlay 2007, Ser A	5.000	06/01/19	4,091,255
1,305	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/26	1,379,881
1,325	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/27	1,394,417
1,440	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/28	1,510,315
2,500	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/32	2,580,850
5,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000	05/01/17	3,364,350
470	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	464,520
1,000	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $1,000,000) (i)	6.900	05/01/17	929,570
2,000	Miami Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A	5.375	10/01/35	2,028,040
1,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	1,366,627

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$800	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875%	11/15/37	$697,568
2,200	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (a)	5.350	03/15/42	2,340,338
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	276,375
3,000	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	2,711,880
1,390	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	1,343,602
400	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	347,784
1,225	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,011,654
1,000	World Comm Cmnty Dev Dist FL Spl Assmt (h)	5.500	05/01/38	388,490

				37,137,766

	Georgia 1.4%
2,500	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	2,521,175
2,500	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	2,295,625
1,000	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/27	1,058,180
1,000	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/28	1,055,860
700	Gainesville & Hall Cnty, GA Dev Acts Retirement Life Cmnty, Ser A-2	6.375	11/15/29	725,130
2,000	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	2,040,180

				9,696,150

	Hawaii 1.6%
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Subsidiary	6.500	07/01/39	2,150,780
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev, Ser C-1	7.500	11/15/15	2,026,660
1,000	Hawaii St Dept Budget & Fin Spl Purp Rev, Ser C-2	6.400	11/15/14	1,010,460
5,125	Hawaii St, Ser DK (c)	5.000	05/01/23	5,627,199

				10,815,099

	Idaho 0.8%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	1,116,160
635	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (b)	6.125	11/15/27	550,990
2,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.750	07/01/39	2,076,740
1,645	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.850	07/01/36	1,718,383

				5,462,273

	Illinois 10.5%
2,250	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	1,777,252
1,500	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	924,255
490	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj (Acquired 8/01/06, Cost $522,987) (i)	7.460	02/15/26	490,078
2,000	Chicago, IL Increment Alloc Rev Rfdg NT Roosevelt Square ABLA, Ser A	7.130	03/15/22	2,009,760

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$3,000	Chicago, IL Lakefront Millennium Pkg Fac (NATL Insd) (Prerefunded @ 1/01/12)	5.650%	01/01/19	$3,310,650
355	Chicago, IL Metro Wtr Reclamation Capital Impt Bonds (f)	7.000	01/01/11	370,730
3,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (c)	5.000	01/01/33	3,053,790
1,200	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.750	01/01/16	1,225,644
620	Chicago, IL Tax Increment Alloc Santn Drain & Ship Canal, Ser A	7.750	01/01/14	620,911
1,000	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1 (b) (h)	5.375	03/01/16	552,400
3,000	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Proj Oakstead, Ser A	6.000	03/01/45	2,246,190
5,050	Illinois Dev Fin Auth Pollutn Ctl Rev Amerencips Rfdg, Ser A (a)	5.500	03/01/14	5,050,707
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.500	11/01/38	1,107,270
2,500	Illinois Fin Auth Rev Art Institute Chicago, Ser A	6.000	03/01/38	2,663,150
1,500	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	1,149,705
250	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.000	08/15/22	230,478
940	Illinois Fin Auth Rev Kewanee Hosp Proj	5.100	08/15/31	735,606
1,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (c)	5.375	08/15/24	1,064,690
2,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (c)	5.750	08/15/30	2,151,340
4,700	Illinois Fin Auth Rev Resurrection Hlthcare (AGM Insd)	5.000	05/15/15	5,080,700
5,100	Illinois Fin Auth Rev Resurrection Hlthcare (AGM Insd)	5.000	05/15/17	5,423,850
5,050	Illinois Fin Auth Rev Resurrection Hlthcare (AGM Insd)	5.000	05/15/18	5,329,972
1,000	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	5.500	08/15/18	922,160
1,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	6.125	08/15/28	1,362,735
2,000	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	2,092,520
2,500	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,785,125
2,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	1,775,860
1,745	Illinois Fin Auth Rev Silver Cross Hosp & Med Rfdg	6.000	08/15/23	1,752,818
1,500	Metropolitan Pier & Expo Auth IL Dedicated St Tax McCormick Pl Expn Proj A Rfdg	5.500	06/15/27	1,501,020
9,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev Cap Apprec McCormick Rfdg (NATL Insd) (d)	0/5.400	06/15/19	9,186,915
1,506	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	1,383,171
1,500	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	776,085
549	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	427,715

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$425	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000%	12/01/42	$371,531
991	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	544,872

				71,451,655

	Indiana 1.4%
500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/22	507,435
1,785	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (b)	7.125	06/01/34	1,658,765
3,000	Indiana Muni Pwr Agy Pwr Supply Indiana Muni Pwr Agy, Ser B	6.000	01/01/39	3,219,030
1,500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (AMT)	5.100	01/15/17	1,542,330
465	Indianapolis, IN Loc Pub Impt Ser D	6.750	02/01/14	511,365
140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/11	127,541
140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/12	118,132
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/13	105,480
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/14	94,081
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/15	87,130
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/16	83,800
225	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/17	129,348
1,500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (e)	5.500	09/01/27	1,375,590

				9,560,027

	Iowa 1.8%
1,860	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/34	1,889,797
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,143,866
1,100	Iowa Fin Auth Hlthcare Fac Rev Madrid Home Proj	5.750	11/15/24	942,458
4,650	Iowa St Spl Oblig I Jobs Prog, Ser A (c) (l)	5.000	06/01/27	4,952,204
1,000	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	819,850
1,000	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.375	06/01/38	724,140
2,050	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.625	06/01/46	1,493,364

				11,965,679

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas 1.2%
$1,000	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (a)	5.000%	12/01/23	$1,034,860
1,500	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/29	1,578,885
850	Labette Cnty, KS Hosp Rev Rfdg & Impt, Ser A	5.750	09/01/37	795,583
3,000	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	2,429,100
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,310,752
1,000	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	716,170
400	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	293,084

				8,158,434

	Kentucky 1.8%
3,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.375	08/15/24	3,215,850
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.625	08/15/27	1,080,600
1,500	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	1,489,650
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Sub, Ser A-1 (AGL Insd)	6.000	12/01/33	4,374,520
2,000	Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250	10/01/35	2,078,480

				12,239,100

	Louisiana 0.8%
1,364	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	819,778
1,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000	01/01/23	1,129,030
1,550	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	5.250	11/01/37	1,639,094
2,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	6.000	10/01/38	2,096,080

				5,683,982

	Maryland 2.1%
1,000	Baltimore, MD Spl Oblig Spc Oblig, Ser A	7.000	09/01/38	987,770
4,500	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	3,795,030
2,000	Howard Cnty, MD Retirement Cmnty Vantage House Fac Rfdg, Ser B	5.250	04/01/37	1,456,980
3,105	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.050	09/01/32	3,160,145
1,460	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	1,489,156
1,030	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	1,038,353
2,000	Maryland St Trans Auth Grant & Rev Antic	5.250	03/01/20	2,318,840
300	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	257,505

				14,503,779

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts 1.1%
$1,000	Massachusetts St College Bldg, Ser A	5.500%	05/01/39	$1,078,100
2,400	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	1,754,160
2,000	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Rfdg, Ser 1 (a)	5.750	12/01/42	2,130,880
400	Massachusetts St Hlth & Ed Fac Auth Rev Bal Structured Ylg, Ser G (NATL Insd) (a)	5.000	07/01/13	400,520
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	1,782,940

				7,146,600

	Michigan 1.9%
2,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	2,013,720
2,350	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	2,323,539
650	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.250	01/15/47	712,777
375	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.500	01/15/47	417,716
5,000	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	4,726,000
1,610	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	1,452,655
2,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,551,420

				13,197,827

	Minnesota 1.4%
450	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	430,812
1,000	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Rfdg Crest View Corp Proj A	5.700	07/01/42	871,980
380	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.700	11/01/22	365,792
750	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.875	11/01/33	698,482
3,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.750	11/15/32	3,341,640
2,000	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	1,897,040
150	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	148,719
2,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,847,760

				9,602,225

	Mississippi 0.3%
2,000	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	1,996,260

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 3.8%
$2,150	Cape Girardeau Cnty, MO Indl Dev St Francis Med Ctr	5.750%	06/01/39	$2,188,120
1,000	Carthage, MO Hosp Rev	5.750	04/01/22	867,750
1,000	Carthage, MO Hosp Rev	5.875	04/01/30	853,650
3,000	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	3,011,220
500	Kansas City, MO Tax Increment Fin Comm Kansas City MO Maincor Proj, Ser A	5.250	03/01/18	488,595
1,600	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,602,800
635	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	603,758
2,700	Missouri St Environmental Impt & Energy Res Auth KC Pwr & LT Co Proj (AMT) (a)	4.900	05/01/38	2,839,779
1,200	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg, Ser B	5.125	02/01/27	1,101,504
3,325	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.125	12/01/31	3,322,606
1,300	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj Rfdg	5.000	11/15/35	1,002,313
1,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375	09/01/21	970,500
3,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.500	09/01/28	2,780,430
500	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	432,410
1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,056,575
450	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	412,488
110	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	111,654
2,205	Springfield, MO Pub Bldg Corp Leasehold Rev, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,101,960

				25,748,112

	Montana 0.4%
2,600	Forsyth Mont Pollutn Ctl Rev Rfdg Portland Gen, Ser A	5.000	05/01/33	2,630,264

	Nebraska 0.3%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	1,067,220
1,000	University NB Univ Rev Lincoln
	Student Fees & Fac, Ser A	5.250	07/01/39	1,064,470

				2,131,690

	Nevada 0.2%
70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	61,580

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (Continued)
$635	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	5.850%	08/01/18	$565,080
545	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	6.000	08/01/27	427,443

				1,054,103

	New Hampshire 0.7%
460	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $450,235) (b) (i)	7.750	06/01/14	455,515
3,250	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (a)	7.125	07/01/27	3,446,918
1,000	New Hampshire St Business Fin Auth Rev First Mtg Huggins Hosp	6.875	10/01/39	1,000,000

				4,902,433

	New Jersey 4.1%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev Evergreens Proj	5.625	01/01/38	320,704
2,700	Landis, NJ Sew Auth Swr Rev Reg Cars (NATL Insd) (j)	9.324	09/19/19	3,470,985
700	Middlesex Cnty, NJ Util Auth Swr Rev Rfdg, Ser A (NATL Insd)	6.250	08/15/10	712,334
750	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/26	637,230
1,750	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser BB	5.000	09/01/34	1,792,192
2,355	New Jersey Hlthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	2,494,487
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	986,350
1,000	New Jersey St Higher Ed Assistance Auth Student Ln Rev, Ser A	5.625	06/01/30	1,047,680
2,940	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	3,254,697
4,025	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	4,125,786
565	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd)	6.500	01/01/16	666,734
2,725	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd) (f)	6.500	01/01/16	3,159,883
2,000	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.750	06/01/34	1,388,540
5,550	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	3,590,517

				27,648,119

	New Mexico 0.2%
1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (c)	6.375	08/01/32	1,105,610

	New York 5.2%
1,280	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,325,133
530	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	548,656

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$5,000	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/35	$982,150
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A	6.000%	05/01/33	5,645,400
2,500	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	2,220,950
3,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	3,024,690
2,845	New York City, Ser B (NATL Insd)	5.875	08/01/15	2,921,018
2,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	2,110,720
750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $750,000) (b) (h) (i) (k)	6.125	02/15/19	8
2,500	New York St Energy Resh & Dev Auth Gas Fac Reg (j)	12.043	04/01/20	2,597,275
3,000	New York St Energy Resh & Dev Auth Gas Fac Rev Regr Ribs Brooklyn Union Gas, Ser B (AMT) (j)	12.732	07/01/26	3,009,090
1,545	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Fin, Ser C	5.000	06/15/21	1,706,236
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (c)	5.000	03/15/28	2,146,140
6,000	Port Auth NY & NJ Cons One Hundred Forty Fourth (c)	5.000	10/01/35	6,198,180
1,300	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	1,083,251

				35,518,897

	North Carolina 0.4%
1,100	North Carolina Med Care Commn Hlthcare Fac Rev First Mtg Salemtowne Proj Rfdg	5.100	10/01/30	966,449
1,100	North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625	10/01/38	1,133,198
1,000	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.625	10/01/27	949,340

				3,048,987

	North Dakota 0.3%
1,000	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	831,680
1,000	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	886,200

				1,717,880

	Ohio 5.3%
3,340	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (b)	6.250	09/01/20	2,748,453
1,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	949,970
4,400	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	3,698,552

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$500	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750%	05/15/27	$423,810
4,750	Hamilton Cnty, OH Hlthcare Rev Life Enriching Cmnty Proj Rfdg, Ser A	5.000	01/01/37	4,092,552
4,810	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd)	5.000	02/01/24	4,965,171
2,850	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	3,001,990
3,000	Ohio St Air Quality Dev Auth Rev Rfdg Columbus Rev Southn Pwr Co, Ser B (a)	5.800	12/01/38	3,122,220
4,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009-A	6.750	01/15/39	4,252,480
2,830	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Prog, Ser D (GNMA Collateralized) (AMT) (c)	5.300	09/01/28	2,909,042
2,168	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Prog, Ser D (GNMA Collateralized) (AMT) (c)	5.400	03/01/33	2,223,739
1,000	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (a)	5.875	06/01/33	1,088,010
1,750	Ohio St Wtr Dev Auth Solid Waste Rev Allied Waste Inc Proj, Ser A (AMT)	5.150	07/15/15	1,766,013
1,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	940,560

				36,182,562

	Oklahoma 1.0%
1,050	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,051,281
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	1,479,936
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	1,472,352
2,275	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/23	2,486,234
115	Oklahoma Hsg Fin Agy Single Family Rev Mtg (GNMA Collateralized) (AMT)	7.997	08/01/18	120,443

				6,610,246

	Oregon 0.6%
2,230	Clackamas Cnty, OR Hosp Fac Legacy Hlth Sys, Ser A	5.500	07/15/35	2,316,903
1,500	Warm Springs Reservation OR Confederated Tribes Pelton Round Butte Tribal, Ser B (Acquired 11/20/09, Cost $1,477,305) (i)	6.375	11/01/33	1,516,065

				3,832,968

	Pennsylvania 1.0%
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	800,630
1,885	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	1,392,449
1,750	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Exelon Generation, Ser A (a)	5.000	12/01/42	1,855,753

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 103 (AMT)	5.700%	04/01/22	$1,001,890
1,850	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	1,864,763

				6,915,485

	Rhode Island 0.3%
1,810	Rhode Island St Econ Dev Corp Arpt Rev, Ser A (AGL Insd) (AMT)	5.250	07/01/28	1,825,530
255	Rhode Island St Econ Dev Corp Rev	7.250	07/01/10	254,745

				2,080,275

	South Carolina 1.6%
700	Piedmont Muni Pwr Agy SC Elec Rev Rfdg	5.000	01/01/25	700,161
2,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000	01/01/24	2,059,400
500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	404,695
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev & Impt Palmetto Hlth Rfdg	5.750	08/01/39	981,840
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.000	02/01/19	1,065,090
2,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.375	02/01/29	2,093,600
1,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	788,890
2,000	South Carolina St Pub Svc Auth Santee Cooper, Ser A	5.500	01/01/38	2,168,020
555	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	554,961

				10,816,657

	Tennessee 0.9%
1,000	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/25	914,150
4,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg, Ser B (NATL Insd) (Prerefunded @ 7/01/12)	7.750	07/01/29	4,502,080
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	980,850

				6,397,080

	Texas 9.3%
3,615	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	3,593,997
440	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	254,522
500	Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke’s Lutheran Hosp (f)	7.000	05/01/21	673,595
1,100	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (a)	5.950	05/15/33	1,086,987
5,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	5,025,300

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750%	11/01/18	$501,535
1,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,003,410
1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,125,860
1,000	Harris Cnty, TX Sr Lien Toll Rd, Ser A	5.000	08/15/38	1,033,970
1,000	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser B	6.375	11/15/19	996,500
1,805	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	1,662,351
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,119,662
3,000	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	3,271,920
2,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.200	01/01/21	1,989,360
2,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (a)	6.000	08/01/20	2,180,780
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	1,037,060
2,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser A	6.000	01/01/23	2,171,140
2,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (a)	6.000	01/01/38	2,208,420
4,000	North TX Twy Auth Rev Toll 2nd Tier Rfdg, Ser F	6.125	01/01/31	4,220,080
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000	11/15/17	512,385
1,750	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,543,693
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	4,629,700
2,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	1,825,450
1,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Hom Proj	5.750	02/15/29	1,192,395
2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig	6.125	11/15/29	1,989,660
2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	2,003,160
3,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750	07/01/18	3,583,645
2,000	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	2,087,900
625	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev, Ser C-2 (GNMA Collateralized) (AMT) (j)	12.628	07/02/24	694,731
4,000	Texas St Trans Commn Mobility Fd (c)	5.000	04/01/28	4,301,320
2,000	Texas St Trans Commn Rev First Tier, Ser A	5.000	04/01/20	2,179,720
1,500	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (a)	5.000	08/15/42	1,526,175

				63,226,383

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah 1.3%
$1,340	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b) (h)	7.800%	09/01/15	$33,500
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b) (h)	7.800	09/01/25	25,000
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b) (h)	8.000	09/01/20	25,000
6,700	Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg	6.150	02/15/12	7,136,639
1,340	Utah Hsg Corp Single Family Mtg Rev, Ser C-1 (AMT)	5.700	07/01/28	1,395,396
600	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	534,660

				9,150,195

	Vermont 0.1%
1,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	829,110

	Virginia 1.1%
887	Farms New Kent VA Cmnty Dev Auth Spl Assmt, Ser A	5.125	03/01/36	605,253
1,300	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	1,040,455
1,000	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	966,310
1,000	Virginia Small Business Fin Auth Rev Hampton Rd Proton (Acquired 8/07/09, Cost $983,180) (i)	8.000	07/01/19	1,052,850
2,000	Washington Cnty, VA Indl Dev Au Mtn Sts Hlth Alliance, Ser C	7.500	07/01/29	2,297,100
1,634	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,621,811

				7,583,779

	Washington 2.8%
1,000	FYI Ppty Wash Lease Rev WA St Dis Proj	5.500	06/01/39	1,055,140
950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	819,907
2,000	Seattle, WA Muni Lt & Pwr Rev Rfdg & Impt	5.750	04/01/23	2,292,460
1,500	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.375	10/01/29	1,495,515
1,500	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.625	10/01/40	1,492,410
1,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser A (AGM Insd)	5.250	08/15/28	1,038,350
1,100	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/07/08, Cost $1,100,000) (i)	6.000	01/01/27	987,360
9,000	Washington St Motor Vehicle Fuel, Ser 2010-B (c)	5.000	08/01/30	9,618,840

				18,799,982

	West Virginia 0.3%
1,000	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	926,670
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850	06/01/34	225,257

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (Continued)
$855	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250%	10/15/37	$822,493

				1,974,420

	Wisconsin 4.7%
2,000	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	2,015,380
8,125	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300	09/01/23	8,442,444
6,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (c)	5.125	09/01/28	5,981,160
8,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (c)	5.200	03/01/38	7,815,440
2,355	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	2,578,277
500	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.375	02/15/29	539,820
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.625	02/15/39	1,080,980
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650	06/01/26	1,730,460
1,250	Wisconsin St Hlth & Ed Fac Rfdg Catholic Residential Svcs	5.250	05/01/28	1,088,750
1,000	Wisconsin St Hlth & Ed Fac St Johns Cmnty Inc, Ser A	7.250	09/15/29	1,020,870

				32,293,581

	Wyoming 1.1%
4,000	Campbell Cnty, WY Solid Wst Fac Basin Elec Pwr Coop, Ser A	5.750	07/15/39	4,247,880
1,000	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.000	01/01/36	998,480
2,360	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.500	01/01/33	2,475,026

				7,721,386

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.9%
$2,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250%	07/01/33	$1,999,820
2,200	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	2,261,600
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	2,083,100

				6,344,520

Total Investments 108.1% (Cost $747,478,722)				736,818,395

Liability for Floating Rate Note Obligations Related to Securities Held (9.1%) (Cost ($62,095,000))
(62,095)	Notes with interest rates ranging from 0.27% to 0.42% at March 31, 2010 and contractual maturities of collateral ranging from 2023 to 2039 (See Note 1(G) in the Notes to Financial Statements (g))			(62,095,000)

Total Net Investments 99.0% (Cost $685,383,722)				674,723,395

Other Assets in Excess of Liabilities 1.0%				7,127,501

Net Assets 100.0%				$681,850,896

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	Security has been deemed illiquid.

(c)	Underlying security related to Inverse Floaters entered into by the Fund. See Note 1 (G) in the Notes to Financial Statements for further information.

(d)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Escrowed to Maturity

(g)	Floating rate notes. The interest rates shown reflect the rates in the effect at March 31, 2010.

(h)	Non-income producing security.

(i)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.8% of net assets.

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

(j)	Inverse Floating Rate

(k)	This borrower has filed for protection in federal bankruptcy court.

(l)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,100,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
FHA—Federal Housing Administration
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Syncora Gtd—Syncora Guaranteed Limited

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
Significant
	Quoted	Other Significant	Unobservable
Investments	Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds
Securities issued by states of the United States and Political Subdivisions of the United States	$—	$736,818,395	$—	$736,818,395

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Financial Statements

Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

Assets:
Total Investments (Cost $747,478,722)	$736,818,395
Receivables:
Interest	11,055,417
Fund Shares Sold	535,908
Investments Sold	55,124
Other	218,084

Total Assets	748,682,928

Liabilities:
Payables:
Floating Rate Note Obligations	62,095,000
Custodian Bank	1,846,220
Fund Shares Repurchased	1,438,010
Income Distributions	444,077
Investment Advisory Fee	285,155
Distributor and Affiliates	224,046
Trustees’ Deferred Compensation and Retirement Plans	319,007
Accrued Expenses	180,517

Total Liabilities	66,832,032

Net Assets	$681,850,896

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$735,286,827
Accumulated Undistributed Net Investment Income	392,091
Net Unrealized Depreciation	(10,660,327)
Accumulated Net Realized Loss	(43,167,695)

Net Assets	$681,850,896

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $606,674,222 and 46,543,088 shares of beneficial interest issued and outstanding)	$13.03
Maximum sales charge (4.75%* of offering price)	0.65

Maximum offering price to public	$13.68

Class B Shares:
Net asset value and offering price per share (Based on net assets of $23,878,119 and 1,834,577 shares of beneficial interest issued and outstanding)	$13.02

Class C Shares:
Net asset value and offering price per share (Based on net assets of $48,081,540 and 3,700,966 shares of beneficial interest issued and outstanding)	$12.99

Class I Shares:
Net asset value and offering price per share (Based on net assets of $3,217,015 and 246,966 shares of beneficial interest issued and outstanding)	$13.03

*	On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Interest	$21,069,834

Expenses:
Investment Advisory Fee	1,672,480
Distribution (12b-1) and Service Fees
Class A	765,297
Class B	117,235
Class C	229,152
Interest and Residual Trust Expenses	262,141
Transfer Agent Fees	173,649
Accounting and Administrative Expenses	88,768
Professional Fees	65,760
Reports to Shareholders	34,572
Registration Fees	34,080
Custody	26,832
Trustees’ Fees and Related Expenses	19,377
Credit Line	6,712
Other	20,713

Total Expenses	3,516,768

Net Investment Income	$17,553,066

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(2,565,527)

Unrealized Appreciation/Depreciation:
Beginning of the Period	3,053,894
End of the Period:	(10,660,327)

Net Unrealized Depreciation During the Period	(13,714,221)

Net Realized and Unrealized Loss	$(16,279,748)

Net Increase in Net Assets From Operations	$1,273,318

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009

From Investment Activities:
Operations:
Net Investment Income	$17,553,066	$32,756,391
Net Realized Loss	(2,565,527)	(12,212,740)
Net Unrealized Appreciation/Depreciation During the Period	(13,714,221)	69,616,861

Change in Net Assets from Operations	1,273,318	90,160,512

Distributions from Net Investment Income:
Class A Shares	(15,675,091)	(33,458,420)
Class B Shares	(509,931)	(891,332)
Class C Shares	(998,873)	(1,513,303)
Class I Shares	(105,520)	(46,845)

Total Distributions	(17,289,415)	(35,909,900)

Net Change in Net Assets from Investment Activities	(16,016,097)	54,250,612

From Capital Transactions:
Proceeds from Shares Sold	60,481,651	210,936,630
Net Asset Value of Shares Issued Through Dividend Reinvestment	14,505,608	29,661,009
Cost of Shares Repurchased	(88,564,365)	(144,341,770)

Net Change in Net Assets from Capital Transactions	(13,577,106)	96,255,869

Total Increase/Decrease in Net Assets	(29,593,203)	150,506,481
Net Assets:
Beginning of the Period	711,444,099	560,937,618

End of the Period (Including accumulated undistributed net investment income of $392,091 and $128,440, respectively)	$681,850,896	$711,444,099

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class A Shares	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$13.34	$12.45	$14.29	$14.84	$14.71	$14.81

Net Investment Income (a)	0.34	0.66	0.69	0.62	0.64	0.64
Net Realized and Unrealized Gain/Loss	(0.32)	0.96	(1.84)	(0.52)	0.14	(0.09)

Total from Investment Operations	0.02	1.62	(1.15)	0.10	0.78	0.55
Less Distributions from Net Investment Income	0.33	0.73	0.69	0.65	0.65	0.65

Net Asset Value, End of the Period	$13.03	$13.34	$12.45	$14.29	$14.84	$14.71

Total Return (b)	0.19% *	13.88%	–8.31%	0.66%	5.46%	3.78%
Net Assets at End of the Period (In millions)	$606.7	$640.1	$526.7	$625.9	$613.6	$587.6
Ratio of Expenses to Average Net Assets	0.95%	1.01%	1.41%	1.28%	1.11%	1.04%
Ratio of Net Investment Income to Average Net Assets	5.18%	5.57%	5.03%	4.21%	4.40%	4.35%
Portfolio Turnover	6% *	29%	62%	28%	16%	30%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.87%	0.90%	0.88%	0.87%	0.89%	0.88%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Non-Annualized

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class B Shares	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$13.32	$12.43	$14.27	$14.82	$14.69	$14.79

Net Investment Income (a)	0.29	0.57	0.59	0.51	0.53	0.53
Net Realized and Unrealized Gain/Loss	(0.31)	0.96	(1.84)	(0.52)	0.14	(0.09)

Total from Investment Operations	(0.02)	1.53	(1.25)	(0.01)	0.67	0.44
Less Distributions from Net Investment Income	0.28	0.64	0.59	0.54	0.54	0.54

Net Asset Value, End of the Period	$13.02	$13.32	$12.43	$14.27	$14.82	$14.69

Total Return (b)	–0.10% *	13.05%	–9.02%	–0.09%	4.69%	3.03%
Net Assets at End of the Period (In millions)	$23.9	$22.1	$15.7	$20.9	$29.6	$38.1
Ratio of Expenses to Average Net Assets	1.70%	1.76%	2.17%	2.03%	1.86%	1.79%
Ratio of Net Investment Income to Average Net Assets	4.43%	4.81%	4.26%	3.45%	3.64%	3.60%
Portfolio Turnover	6% *	29%	62%	28%	16%	30%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.62%	1.65%	1.63%	1.62%	1.64%	1.63%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Non-Annualized

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class C Shares	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$13.30	$12.41	$14.24	$14.79	$14.67	$14.77

Net Investment Income (a)	0.29	0.57	0.59	0.50	0.53	0.53
Net Realized and Unrealized Gain/Loss	(0.32)	0.96	(1.83)	(0.51)	0.13	(0.09)

Total from Investment Operations	(0.03)	1.53	(1.24)	(0.01)	0.66	0.44
Less Distributions from Net Investment Income	0.28	0.64	0.59	0.54	0.54	0.54

Net Asset Value, End of the Period	$12.99	$13.30	$12.41	$14.24	$14.79	$14.67

Total Return (b)	–0.18% *	13.08%	–8.97%	–0.10%	4.62%	3.03%
Net Assets at End of the Period (In millions)	$48.1	$44.1	$18.3	$17.4	$14.3	$12.5
Ratio of Expenses to Average Net Assets	1.70%	1.76%	2.17%	2.04%	1.86%	1.79%
Ratio of Net Investment Income to Average Net Assets	4.43%	4.79%	4.31%	3.46%	3.65%	3.60%
Portfolio Turnover	6% *	29%	62%	28%	16%	30%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.62%	1.65%	1.63%	1.62%	1.64%	1.63%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Non-Annualized

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months					August 12, 2005
	Ended					(Commencement of
	March 31,	Year Ended September 30,				Operations) to
Class I Shares	2010	2009	2008	2007	2006	September 30, 2005

Net Asset Value, Beginning of the Period	$13.33	$12.45	$14.29	$14.83	$14.71	$14.71

Net Investment Income (a)	0.35	0.70	0.72	0.65	0.68	0.09
Net Realized and Unrealized Gain/Loss	(0.30)	0.94	(1.83)	(0.50)	0.13	-0- **

Total from Investment Operations	0.05	1.64	(1.11)	0.15	0.81	0.09
Less Distributions from Net Investment Income	0.35	0.76	0.73	0.69	0.69	0.09

Net Asset Value, End of the Period	$13.03	$13.33	$12.45	$14.29	$14.83	$14.71

Total Return (b)	0.40% *	14.08%	–8.07%	0.98%	5.65%	0.60% *
Net Assets at End of the Period (In millions)	$3.2	$5.1	$0.3	$0.4	$1.4	$1.3
Ratio of Expenses to Average Net Assets	0.70%	0.77%	1.16%	1.03%	0.86%	0.82%
Ratio of Net Investment Income to Average Net Assets	5.43%	5.89%	5.25%	4.42%	4.67%	4.56%
Portfolio Turnover	6% *	29%	62%	28%	16%	30%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.62%	0.66%	0.63%	0.62%	0.64%	0.66%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Non-Annualized

**	Amount is less than $0.01.

See Notes to Financial Statements

Van Kampen Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Municipal Income Fund (the “Fund”) is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on August 1, 1990. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on the matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources

Van Kampen Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2010, the Fund had no when-issued or delayed delivery purchase commitments.

D. Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended September 30, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2009, the Fund had an

Van Kampen Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

accumulated capital loss carryforward for tax purposes of $35,715,991, which will expire according to the following schedule:

Amount	Expiration

$7,248,633	September 30, 2010
10,905,393	September 30, 2015
4,317,804	September 30, 2016
13,244,161	September 30, 2017

At March 31, 2010, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$680,808,153

Gross tax unrealized appreciation	$30,784,081
Gross tax unrealized depreciation	(36,867,825)

Net tax unrealized depreciation on investments	$(6,083,744)

F. Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.
The tax character of distributions paid during the year ended September 30, 2009 were as follows:

Distributions paid from:
Ordinary income	$30,819
Tax Exempt income	35,870,538

$35,901,357

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$12,254
Undistributed tax-exempt income	2,643,777

G. Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund

Van Kampen Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

(1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund’s investments assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Fund’s Statement of Operations. The notes issued by the dealer trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2010, Fund’s investments with a value of $103,871,014 are held by the dealer trusts and serve as collateral for the $62,095,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended March 31, 2010 were $67,332,943 and 0.19%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through May 18, 2010, the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.50%
Over $500 million	0.45%

For the six months ended March 31, 2010, the Fund recognized expenses of approximately $12,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment Agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $50,400 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting

Van Kampen Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $61,700 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $210,600 are included in “Other” assets on the Statements of Assets and Liabilities at March 31, 2010. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans will be terminated and amounts owed to the trustees will be distributed.
For the six months ended March 31, 2010, Van Kampen as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $102,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $35,700. Sales charges do not represent expenses of the Fund.

3. Capital Transactions
For the six months ended March 31, 2010 and year ended September 30, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	March 31, 2010		September 30, 2009
	Shares	Value	Shares	Value

Sales:
Class A	3,486,769	$45,427,761	14,323,247	$167,520,464
Class B	406,794	5,287,661	854,259	10,177,675
Class C	693,605	9,019,527	2,392,360	28,258,639
Class I	57,369	746,702	390,745	4,979,852

Total Sales	4,644,537	$60,481,651	179,960,611	$210,936,630

Dividend Reinvestment:
Class A	1,019,623	$13,240,550	2,319,047	$27,668,379
Class B	30,661	397,746	60,367	720,029
Class C	65,041	842,098	102,921	1,233,866
Class I	1,942	25,214	3,204	38,735

Total Dividend Reinvestment	1,117,267	$14,505,608	2,485,539	$29,661,009

Van Kampen Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

	For The		For The
	Six Months Ended		Year Ended
	March 31, 2010		September 30, 2009
	Shares	Value	Shares	Value

Repurchases:
Class A	(5,946,873)	$(77,725,042)	(10,958,238)	$(130,161,405)
Class B	(265,235)	(3,446,769)	(513,985)	(6,077,108)
Class C	(376,715)	(4,895,348)	(649,926)	(7,688,261)
Class I	(192,100)	(2,497,206)	(35,409)	(414,996)

Total Repurchases	(6,780,923)	$(88,564,365)	(12,157,558)	$(144,341,770)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $45,928,898 and $57,180,802, respectively.

5. Inverse Floating Rate Securities
The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could

Van Kampen Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $2,806,000 and $282,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Line of Credit
During the period, several Van Kampen municipal funds, including the Fund, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. There were no borrowings under the facility during the six months ended March 31, 2010.

9. Subsequent Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.
Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) has approved, that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. If certain other conditions to closing of the Transaction are met, shareholders of the Fund will receive shares of the Acquiring Fund in

Van Kampen Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

exchange for their shares of the Fund. Upon completion of the proposed Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

10. Accounting Pronouncements
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen Municipal Income Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Your Notes

Van Kampen Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

49, 349, 549, 649
MIFSAN 05/10
IU10-02126P-Y03/10

SEMIANNUAL REPORT

March 31, 2010

MUTUAL FUNDS Van Kampen Intermediate Term Municipal Income Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Intermediate Term Municipal Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of March 31, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the Federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 3/31/10 (Unaudited)

	A Shares		B Shares		C Shares		I Shares
	since 5/28/93		since 5/28/93		since 10/19/93		since 8/12/05
		w/max		w/max		w/max
		4.75%		4.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charges	charges	charges	charges	charges	charges

Since Inception	4.98%	4.68%	4.62%	4.62%	3.88%	3.88%	4.09%

10-year	4.73	4.22	4.47	4.47	3.97	3.97	—

5-year	3.98	2.97	3.81	3.55	3.21	3.21	—

1-year	11.11	5.81	10.22	6.22	10.31	9.31	11.38

6-months	0.59	–4.20	0.31	–3.64	0.31	–0.68	0.81

SEC 30-day Yield	3.31%		2.73%		2.72%		3.73%

Unsubsidized SEC 30-day Yield	3.22%		2.63%		2.62%		3.63%

Gross Expense Ratio	1.03%		1.78%		1.78%		0.77%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the fund’s returns would have been lower. SEC 30-day yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Periods of less than one year are not annualized.

The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended March 31, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the March labor report showed that employment in the U.S. rose by its largest increase in three years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. After hitting decade lows in October 2009, municipal bond yields began to climb, with the greatest increases occurring on long-maturity issues. For the six months ended March 31, 2010, long bonds (those with maturities of 22 years or more) returned -0.43 percent, underperforming five-year bonds which returned 1.32 percent, as measured by the respective Barclays Capital municipal bond indexes. The outperformance of the front end of the municipal yield curve was a reversal from the prior six months when the long end outperformed.

The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended March 31, the Barclays Capital High Yield Municipal Bond Index gained 4.04 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 0.28 percent.

With regard to sectors, hospital bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections. Tobacco bond performance lagged for the period due to the relative richness of prices in the sector in September 2009 and waning demand.

Demand for municipal bonds overall remained steady, with approximately $28 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $220 billion. However, 20 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

2

Performance Analysis

All share classes of Van Kampen Intermediate Term Municipal Income Fund outperformed the Barclays Capital Municipal Bond Index (the “Index”) for the six months ended March 31, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended March 31, 2010

				Barclays Capital
Class A	Class B	Class C	Class I	Municipal Bond Index

0.59%	0.31%	0.31%	0.81%	0.28%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The Fund’s performance relative to the Index was primarily attributable to the following:

•	Overweights in BBB rated and non-rated bonds enhanced relative performance as spreads on these lower quality issues tightened over the course of the period.

•	An overweight in revenue bonds boosted returns as revenue bonds overall outperformed general obligation bonds due to the ongoing weakness in financial conditions of municipalities.

•	An underweight in California municipal bonds was also advantageous as weakness of the state’s economy led spreads on these issues to widen during the period.

•	Conversely, an underweight in pre-refunded bonds detracted from relative performance as these short-maturity securities benefited from the outperformance of the short end of the curve.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds as well as the prospect of higher income tax rates in the future. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Ratings Allocation as of 3/31/10 (Unaudited)

AAA/Aaa	13.6%
AA/Aa	18.9
A/A	29.4
BBB/Baa	21.1
BB/Ba	0.6
Non-Rated	16.4

Top Five Sectors as of 3/31/10 (Unaudited)

Hospital	17.2%
Utilities	8.2
Life Care	8.0
Wholesale Electric	6.8
General Purpose	5.7

Summary of Investments by State/Country Classification as of 3/31/10 (Unaudited)

California	12.6%
Texas	9.0
Florida	6.4
Ohio	4.7
New York	4.6
Illinois	4.1
Pennsylvania	3.6
Missouri	3.5
Washington	3.4
Arizona	3.1
Indiana	3.0
Massachusetts	2.9
Maryland	2.8
Wisconsin	2.6
South Carolina	2.4
Colorado	2.2
North Carolina	2.0
Louisiana	1.9
New Jersey	1.7
Georgia	1.7
Virginia	1.6
Kansas	1.6
Nevada	1.5
Oklahoma	1.5
Kentucky	1.4
Hawaii	1.3
Michigan	1.3
Iowa	1.2
New Mexico	1.1
Tennessee	1.1
Minnesota	1.1
New Hampshire	1.0
Alaska	0.9
Virgin Islands	0.8
Alabama	0.7
Nebraska	0.7
(continued on next page)

4

Summary of Investments by State/Country Classification as of 3/31/10 (Unaudited)
(continued from previous page)

Guam	0.6
North Dakota	0.6
Idaho	0.5
Wyoming	0.3
Puerto Rico	0.3
Mississippi	0.3
Arkansas	0.3
Connecticut	0.3
West Virginia	0.2
Delaware	0.1

Total Investments	100.5
Liability for Floating Rate Note Obligations	(1.3)

Total Net Investments	99.2
Other Assets in Excess of Liabilities	0.8

Net Assets	100.0%

Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Subject to change daily. Ratings allocations and sector percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Summary of investments by state/country classification are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/09 - 3/31/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$1,005.95	$4.20
Hypothetical	1,000.00	1,020.74	4.23
(5% annual return before expenses)

Class B
Actual	1,000.00	1,003.11	7.94
Hypothetical	1,000.00	1,017.00	8.00
(5% annual return before expenses)

Class C
Actual	1,000.00	1,003.10	7.94
Hypothetical	1,000.00	1,017.00	8.00
(5% annual return before expenses)

Class I
Actual	1,000.00	1,008.07	2.95
Hypothetical	1,000.00	1,021.99	2.97
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84%, 1.59%, 1.59% and 0.59% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$1,005.95	$4.15
Hypothetical	1,000.00	1,020.79	4.18
(5% annual return before expenses)

Class B
Actual	1,000.00	1,003.11	7.89
Hypothetical	1,000.00	1,017.05	7.95
(5% annual return before expenses)

Class C
Actual	1,000.00	1,003.10	7.89
Hypothetical	1,000.00	1,017.05	7.95
(5% annual return before expenses)

Class I
Actual	1,000.00	1,008.07	2.90
Hypothetical	1,000.00	1,022.04	2.92
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83%, 1.58%, 1.58% and 0.58% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

9

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 100.1% Alabama 0.7%
$1,260	Dothan Houston Cnty, AL Arpt Auth (NATL Insd) (AMT)	5.400%	12/01/15	$1,299,148
1,000	Healthcare Auth for Baptist Hlth AL, Ser A (a)	6.125	11/15/36	1,053,490

				2,352,638

	Alaska 0.9%
250	Alaska Muni Bd Bk, Ser 1	5.000	09/01/22	263,197
400	Alaska Muni Bd Bk, Ser 1	5.250	09/01/24	423,684
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Creek Correctional Ctr (AGL Insd)	5.000	09/01/19	1,119,420
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Creek Correctional Ctr (AGL Insd)	5.500	09/01/23	1,127,320

				2,933,621

	Arizona 3.1%
500	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser A	5.000	07/01/14	541,055
1,500	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (a)	5.000	07/01/38	1,623,165
1,000	Maricopa Cnty, AZ Pollutn Rfdg AZ Pub Svc Co, Ser A (a)	6.000	05/01/29	1,050,550
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (a)	5.500	06/01/34	1,050,210
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (a)	5.750	06/01/34	1,042,420
1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.000	07/01/13	1,078,510
500	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	6.125	01/01/20	501,945
70	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (AGM Insd)	7.250	07/15/10	70,395
500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.375	12/01/18	494,550
500	Pinal Cnty, AZ Elec Dist No. 4 Sys Rev	5.250	12/01/18	509,725
1,000	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/22	1,108,590
1,000	University Med Ctr Corp AZ Hosp Rev	5.250	07/01/17	1,048,410

				10,119,525

	Arkansas 0.3%
950	University of AR Rev UALR Cap Impt, Ser B (AGM Insd)	4.500	12/01/19	991,572

	California 12.6%
1,000	Adelanto, CA Pub Util Auth Rev Rfdg Util Sys Proj, Ser A	5.375	07/01/19	1,006,790
1,450	Alhambra, CA Rev Atherton Baptist Homes, Ser B	6.625	01/01/17	1,435,471
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/21	1,207,540
500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser C	5.000	03/01/14	537,830
500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser F (a)	5.000	07/01/27	543,350
2,000	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.000	02/01/21	1,866,360
875	California Muni Fin Auth Ed Fac Rev High Tech High Chula Vista, Ser B (b)	5.500	07/01/18	822,360

10
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev USA Waste Svc Inc Rfdg, Ser A (AMT) (a)	4.500%	06/01/18	$1,002,810
1,500	California St Dept Wtr Res Pwr, Ser A (AMBAC Insd) (Prerefunded @ 5/01/12)	5.375	05/01/18	1,655,085
2,000	California St Dept Wtr Res Pwr Supply Rev, Ser F-5	5.000	05/01/22	2,168,520
2,000	California Statewide Cmnty Dev Auth Rev Mtg Methodist Hosp Proj (FHA Gtd)	6.250	08/01/24	2,203,300
1,275	California Statewide Cmnty Dev Auth Rev Sr Living-Southn CA Presbyterian Homes	5.250	11/15/14	1,336,544
600	California Statewide Cmnty Dev Auth Rev Sr Living-Southn CA Presbyterian Homes	6.250	11/15/19	636,036
1,000	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	5.700	09/01/22	925,740
1,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A2	5.000	09/01/23	971,690
1,000	Fresno, CA Wtr Sys Rev, Ser A-1	5.500	06/01/22	1,110,640
1,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	924,410
1,500	Los Angeles, CA Uni Sch Dist, Ser F	5.000	07/01/19	1,650,870
185	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (b)	5.500	03/01/18	175,102
495	Palm Springs, CA Arpt Rfdg Sub Palm Springs Intl Arpt (AMT)	5.300	07/01/13	486,857
565	Perris, CA Pub Fin Auth Rev Tax Alloc	4.750	10/01/13	564,192
1,330	Port Oakland, CA, Ser L (NATL Insd) (AMT)	5.000	11/01/21	1,330,000
170	Port Oakland, CA, Ser L (NATL Insd) (Prerefunded @ 11/01/12) (AMT)	5.000	11/01/21	185,841
3,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 07-1-A	*	08/01/21	1,598,610
330	Quechan Indian Tribe Ft Yuma Indian Res CA Govt Proj	6.625	12/01/17	297,617
1,500	Richmond, CA Jt Pwr Fin Auth Rev Lease Point Potrero, Ser A	6.250	07/01/24	1,569,270
2,000	Sacramento Cnty, CA Arpt Sys Sub-Pfc/Gnt, Ser D	5.375	07/01/26	2,115,120
1,085	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.000	08/01/20	1,165,887
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.250	08/01/22	1,077,550
2,000	Southern CA Pub Pwr Auth Rev Milford Wind Corridor Proj, Ser 1	5.000	07/01/24	2,125,160
750	Twin Rivers Uni Sch Dist CA Bd Antic Nts	*	04/01/14	659,648
795	University CA Rev, Ser O (c)	5.750	05/15/23	919,370
1,185	University CA Rev, Ser O (c)	5.750	05/15/25	1,358,816
1,500	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	1,557,150
1,000	Vernon, CA Elec Sys Rev, Ser A	5.500	08/01/15	1,129,110
1,000	West Contra Costa, CA Uni Sch Dist Election of 2005, Ser B	6.000	08/01/23	1,096,800

				41,417,446

11
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado 2.2%
$500	Colorado Hlth Fac Auth Rev Christian Living Cmnty Proj, Ser A	5.250%	01/01/15	$510,270
1,560	Colorado Springs, CO Util Rev Sys Sub Lien Impt, Ser A	5.000	11/15/19	1,697,998
1,000	Denver, CO City & Cnty Arpt Rev Rfdg, Ser D (AGM Insd) (AMT)	5.500	11/15/12	1,065,080
2,000	Denver, CO City & Cnty Just Sys (c)	5.000	08/01/24	2,197,380
500	Denver, CO City & Cnty Just Sys (c)	5.000	08/01/25	547,310
1,000	University of CO Enterprise Sys Rev, Ser A	5.500	06/01/25	1,123,580

				7,141,618

	Connecticut 0.3%
1,000	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	989,200

	Delaware 0.1%
500	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	460,755

	Florida 6.4%
1,000	Brevard Cnty, FL Sch Brd Ctf Rfdg, Ser B (NATL Insd)	5.000	07/01/20	1,029,290
1,000	Broward Cnty, FL Arpt Sys Rev Rfdg, Ser E (NATL Insd) (AMT)	5.375	10/01/13	1,007,160
2,000	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1 (d)	5.250	06/01/17	2,101,400
500	Halifax, FL Hosp Med Ctr Hosp Rfdg & Impt, Ser A	5.250	06/01/19	513,625
3,000	Highlands Cnty, FL Hlth Fac Auth Rev Adventist Hlth, Ser A (a)	6.500	11/15/38	3,469,890
1,650	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (a)	5.000	12/01/34	1,731,328
3,000	Lakeland, FL Energy Sys Rev Rfdg (e) (f)	1.040	10/01/12	3,021,750
2,000	Lakeland, FL Energy Sys Rev Rfdg (e) (f)	1.390	10/01/14	2,014,500
250	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B (g)	5.200	05/01/15	82,182
250	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $250,000) (h)	6.900	05/01/17	232,393
1,500	Miami Dade Cnty, FL Indl Dev Auth Solid Waste Disp Rev Mgmt Inc of FL Proj (a)	2.750	10/01/18	1,500,000
500	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	454,355
1,500	Orange Cnty, FL Sch Brd Ctf, Ser A (AMBAC Insd)	5.250	08/01/14	1,605,510
1,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (a)	5.350	03/15/42	1,063,790
750	Seminole Tribe FL Spl Oblig Rev, Ser A (b)	5.750	10/01/22	731,745
670	Tolomato Cmnty Dev Dist FL Spl Assmt	6.450	05/01/23	593,587

				21,152,505

	Georgia 1.7%
1,000	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	1,012,360
1,200	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.400	01/01/20	1,185,588
1,500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	5.250	11/01/17	1,602,135
1,000	Fulton Cnty, GA Dev Auth Rev Robert Woodruff Rfdg, Ser B	5.250	03/15/24	1,062,330

12
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (Continued)
$600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100%	06/01/23	$612,054

				5,474,467

	Hawaii 1.3%
250	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	269,492
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev, Ser C-2	6.400	11/15/14	2,020,920
1,875	Hawaii St, Ser DK (c)	5.000	05/01/23	2,058,731

				4,349,143

	Idaho 0.5%
500	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	558,080
935	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.000	07/01/17	972,652

				1,530,732

	Illinois 4.1%
1,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	789,890
1,000	Chicago, IL Increment Alloc Rev Rfdg NT Roosevelt Square ABLA, Ser A	7.130	03/15/22	1,004,880
500	Hodgkins, IL Tax Increment Rev Sr Lien Rfdg	5.000	01/01/14	528,280
1,033	Huntley, IL Spl Svc Area No 7 Spl Tax Rfdg (AGL Insd)	4.600	03/01/17	1,105,382
1,000	Illinois Dev Fin Auth Pollutn Ctl Rev Amerencips Rfdg, Ser A (a)	5.500	03/01/14	1,000,140
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.125	11/01/23	1,102,620
1,000	Illinois Fin Auth Rev Art Inst Chicago, Ser A	5.250	03/01/19	1,080,240
750	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.000	08/15/22	691,433
1,635	Illinois Fin Auth Rev IL Inst Technology	6.250	02/01/19	1,724,533
500	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	5.250	05/15/14	494,055
1,000	Illinois Fin Auth Rev Silver Cross Hosp & Med Rfdg	6.000	08/15/23	1,004,480
1,500	Illinois Hlth Fac Auth Rev Sherman Hlth Sys (AMBAC Insd)	5.250	08/01/17	1,495,380
100	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	5.000	03/01/11	99,264
769	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	706,280
740	Round Lake Beach, IL Tax Increment Rev	4.650	12/15/13	740,570

				13,567,427

	Indiana 3.0%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,075,290
1,000	Carmel Cnty, IN Redev Auth Opt Income Tax Lease Rent Rev (NATL Insd)	5.000	07/01/22	1,056,740
1,000	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	1,001,260
830	Hobart, IN Bldg Corp First Mtg (NATL Insd)	5.500	07/15/13	927,732
500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/22	507,435
365	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (AGM Insd)	5.250	11/01/24	384,882

13
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (Continued)
$200	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (AGM Insd)	5.250%	11/01/25	$210,202
175	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (AGM Insd)	5.250	11/01/26	183,201
500	Indiana Muni Pwr Agy Pwr Supply Sys Rev, Ser B	5.250	01/01/24	529,810
2,000	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	2,095,720
500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (AMT)	5.100	01/15/17	514,110
400	Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre Dame Proj, Ser A	5.750	05/15/13	405,148
1,000	University Southn IN Rev Student Fee, Ser J (AGL Insd)	5.000	10/01/19	1,082,910

				9,974,440

	Iowa 1.2%
1,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	5.625	06/01/23	1,038,690
500	Coralville, IA Ctf Partn, Ser D	5.250	06/01/22	510,250
1,310	Iowa Fin Auth Hlth Care Fac Rev Westn Home Proj	6.850	11/01/19	1,310,629
1,000	Iowa Fin Auth Hlth Fac Rev IA Hlth Sys (AGL Insd)	5.000	02/15/19	1,066,710

				3,926,279

	Kansas 1.6%
1,000	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (NATL Insd) (a)	5.000	12/01/23	1,034,860
500	Kansas St Dev Fin Auth Hlth Fac Rev Hays Med Ctr Inc, Ser L	5.250	11/15/16	535,975
1,000	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/23	1,081,410
1,000	Shawnee Cnty, KS Sch Dist 501 Topeka (Prerefunded @ 2/01/12)	5.000	02/01/20	1,075,930
3,500	Wyandotte Cnty, KS City KS Uni Govt Spl Oblig Rev Cap Apprec Sales Tax Sub Lien, Ser A	*	06/01/21	1,364,265
120	Wyandotte Cnty, KS City KS Univ Brd of Public Util Office Bldg Complex Proj (NATL Insd)	5.000	05/01/11	124,890

				5,217,330

	Kentucky 1.4%
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.000	08/15/18	1,092,820
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.375	08/15/24	1,071,950
310	Kentucky Hsg Corp Hsg Rev, Ser A (AMT)	5.000	01/01/23	316,591
1,000	Louisville & Jefferson Cnty, KY, Ser C (AGM Insd) (AMT)	5.500	07/01/17	1,041,200
1,000	Paducah, KY Elec Plant Brd Rev, Ser A (AGL Insd)	5.000	10/01/25	1,068,880

				4,591,441

	Louisiana 1.9%
1,000	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	1,000,280
593	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	356,399

14
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (Continued)
$1,000	Louisiana St Citizens Ppty Ins Corp Assmt Rev, Ser B (AMBAC Insd)	5.000%	06/01/20	$1,007,480
1,000	Louisiana St Citizens Ppty Ins Corp Assmt Rev, Ser C-1 (AGL Insd)	5.875	06/01/23	1,098,840
1,235	New Orleans, LA Aviation Brd Rev Restructuring Garbs Rfdg, Ser A-1 (AGL Insd)	5.000	01/01/18	1,352,708
500	New Orleans, LA Aviation Brd Rev Restructuring Garbs Rfdg, Ser A-1 (AGL Insd)	5.000	01/01/19	545,835
1,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	5.250	11/01/37	1,057,480

				6,419,022

	Maryland 2.8%
2,250	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.125	06/01/20	2,257,807
1,000	Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj Rfdg (CIFG Insd)	5.000	06/01/13	1,056,850
625	Maryland St Econ Dev Corp Univ MD College Pk Proj (i)	5.750	06/01/13	713,888
500	Maryland St Hlth & Higher Ed Fac Auth Rev Johns Hopkins Hlth Sys, Ser B (a)	5.000	05/15/48	554,630
250	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	5.250	01/01/23	246,103
395	Maryland St Hlth & Higher King Farm Presbyterian Cmnty, Ser B	5.000	01/01/17	361,180
3,000	Maryland St Trans Auth Grant & Rev Antic	5.250	03/01/20	3,478,260
500	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	4.700	07/01/15	495,250

				9,163,968

	Massachusetts 2.9%
750	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	750,622
3,000	Massachusetts St Dev Fin Agy Rev Brandeis Univ, Ser O-2	5.000	10/01/25	3,145,650
650	Massachusetts St Dev Fin Agy Rev Carleton Willard Vlg	5.250	12/01/25	639,867
500	Massachusetts St Dev Fin Agy Rev Sabis Intl Chrt, Ser A	6.700	04/15/21	528,845
1,500	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Rfdg, Ser 1 (a)	5.750	12/01/42	1,598,160
1,500	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser D (NATL Insd)	5.250	07/01/23	1,505,850
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northeastern Univ, Ser T-2 (a)	4.100	10/01/37	1,037,710
500	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	482,390

				9,689,094

	Michigan 1.3%
250	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig-Henry Ford Vlg	6.000	11/15/18	226,312
470	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	464,708
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.500	01/15/47	1,113,910
2,000	Michigan St Strategic Fd Ltd Oblig Rev Dow Chem Rfdg, Ser A-1 (AMT) (a)	6.750	12/01/28	2,238,800

15
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$250	Michigan St Strategic Fd Ltd Oblig United Waste Sys Proj (AMT)	5.200%	04/01/10	$250,000

				4,293,730

	Minnesota 1.1%
250	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.500	11/01/17	244,688
430	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.000	10/01/16	433,616
500	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	553,550
2,000	Northern Muni Pwr Agy MN Elec Sys Rev Rfdg, Ser A (AGL Insd)	5.000	01/01/15	2,233,000

				3,464,854

	Mississippi 0.3%
1,000	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	998,130

	Missouri 3.5%
525	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Saint Francis Med Ctr	5.000	06/01/21	532,292
500	Fenton, MO Tax Increment Rev Gravois Bluffs Redev Proj Rfdg	5.000	04/01/13	524,205
610	Ferguson, MO Tax Increment Rev Crossing at Halls Ferry Rfdg (j)	5.500	04/01/14	605,260
1,350	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	1,355,049
1,000	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,001,750
2,250	Manchester, MO Tax Increment & Transn Rev Rfdg Hwy 141 Manchester Rd Proj	6.000	11/01/25	2,231,887
230	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	218,684
1,500	Missouri St Environmental Impt & Energy Res Auth KC Pwr & LT Co Proj (AMT) (a)	4.900	05/01/38	1,577,655
500	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.000	12/01/16	540,520
2,000	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	2,080,840
540	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Rfdg Ranken Jordan Proj	5.000	11/15/22	489,521
250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.250	09/01/17	249,533

				11,407,196

	Nebraska 0.7%
560	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.125	04/01/23	616,336
1,500	University of NE Fac Corp Defd Maint (AMBAC Insd)	5.000	07/15/17	1,682,220

				2,298,556

16
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada 1.5%
$2,000	Clark Cnty, NV Arpt Rev Sys Sub Lien, Ser C (AGM Insd)	5.000%	07/01/26	$2,053,520
1,800	Humboldt Cnty, NV Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.150	12/01/24	1,864,962
1,000	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	7.000	06/15/20	1,118,610

				5,037,092

	New Hampshire 1.0%
1,000	Manchester, NH Gen Arpt Rev Rfdg Gen, Ser A	5.000	01/01/17	1,048,930
2,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (a)	7.125	07/01/27	2,121,180

				3,170,110

	New Jersey 1.7%
1,500	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/16	1,565,475
500	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250	11/01/20	468,530
500	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser BB	5.000	09/01/34	512,055
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Clare’s Hosp Inc Rfdg, Ser A (Syncora Insd) (i)	5.250	07/01/20	1,163,160
415	New Jersey Hlthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	439,581
1,565	Tobacco Settlement Fin Corp NJ, Ser 1A	4.500	06/01/23	1,492,994

				5,641,795

	New Mexico 1.1%
1,000	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,020,380) (h)	5.500	09/01/23	1,044,190
1,310	New Mexico Fin Auth Rev Sr Lien Pub Proj Revolving Fd, Ser B (NATL Insd)	5.000	06/01/17	1,450,235
1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.000	08/01/23	1,101,020

				3,595,445

	New York 4.6%
500	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser A	5.750	11/15/22	519,000
1,000	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	5.750	07/15/17	1,059,660
1,000	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	5.750	07/15/19	1,043,020
1,000	Long Island Pwr Auth NY Elec Gen, Ser C (Prerefunded @ 9/01/13)	5.500	09/01/17	1,140,550
185	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Proj, Ser A	4.500	02/01/17	177,004
1,000	Metropolitan Trans Auth NY Svc Contract Rfdg, Ser A	5.750	07/01/18	1,166,590
1,125	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	5.875	01/01/18	1,108,879
1,500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	1,512,345
200	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	5.000	01/01/18	218,920
200	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	5.000	01/01/19	218,024

17
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.000%	01/15/20	$1,084,150
1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.000	01/15/21	1,077,190
2,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Fin, Ser C	5.000	06/15/21	2,208,720
5	Niagara Falls, NY Pub Impt (NATL Insd)	6.900	03/01/20	5,007
1,000	Seneca Cnty, NY Indl Dev Agy Solid Waste Disp Rev Seneca Meadows Inc Proj (AMT) (a) (b)	6.625	10/01/35	1,002,710
1,425	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Remk NY Inst Tech Proj	5.250	03/01/21	1,445,876

				14,987,645

	North Carolina 2.0%
2,000	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser B	5.000	01/01/26	2,067,140
1,000	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C	6.750	01/01/24	1,169,060
1,250	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C (AGL Insd)	6.000	01/01/19	1,392,312
500	North Carolina Med Care Commn Hlthcare Fac Rev Rfdg First Mtg Salemtowne	5.000	10/01/15	507,920
250	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.300	10/01/19	247,248
1,000	North Carolina Muni Pwr Agy, Ser A (NATL Insd)	5.250	01/01/19	1,067,430

				6,451,110

	North Dakota 0.6%
500	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.000	12/01/16	461,935
1,195	North Dakota Pub Fin Auth St Revolving Fd Pgm, Ser A	5.500	10/01/19	1,396,202

				1,858,137

	Ohio 4.7%
500	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (j)	6.250	09/01/20	411,445
1,175	American Muni Pwr OH Inc Hydroelec Proj, Ser C	5.250	02/15/19	1,292,030
415	Athens Cnty, OH Hosp Fac Rev & Impt O’ Bleness Mem Rfdg, Ser A	6.250	11/15/13	424,723
2,065	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	1,912,603
1,370	Cleveland, OH Non Tax Rev Cleveland Stad Proj Rfdg (AMBAC Insd)	5.125	12/01/20	1,444,665
1,500	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd)	5.000	02/01/24	1,548,390
1,000	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser B (a)	5.250	11/15/39	1,075,590
750	Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int Rfdg (AMBAC Insd)	5.000	02/15/21	763,125
1,500	Ohio St Air Quality Dev Auth Rev OH Pwr (AMT) (a)	7.125	06/01/41	1,513,695
2,000	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	2,106,660
2,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser C (a)	3.750	01/15/25	2,055,660

18
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$1,000	Ohio St Wtr Dev Auth Solid Waste Rev Allied Waste Inc Proj, Ser A (AMT)	5.150%	07/15/15	$1,009,150

				15,557,736

	Oklahoma 1.5%
415	Chickasaw Nation, OK Hlth Sys (b)	5.375	12/01/17	441,452
1,510	Citizen Potawatomi Nation OK Oblig Tax Rev, Ser A	5.750	09/01/11	1,505,455
1,300	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A	6.875	11/01/23	1,288,599
1,750	Tulsa, OK Arpt Impt Tr Gen Rev, Ser A	5.375	06/01/24	1,777,037

				5,012,543

	Pennsylvania 3.6%
500	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.000	09/01/21	476,950
195	Allegheny Cnty, PA Redev Auth Rev Pittsburgh Mills Proj	5.100	07/01/14	187,947
1,120	Canon McMillan Sch Dist PA Rfdg, Ser A (NATL Insd)	5.000	12/15/15	1,239,269
500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.000	01/01/17	513,795
500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.000	02/01/21	431,955
2,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Exelon Generation, Ser A (a)	5.000	12/01/42	2,120,860
1,000	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Proj (a)	2.625	12/01/33	1,000,290
1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 103 (AMT)	5.700	04/01/22	1,001,890
750	Philadelphia, PA Gas Wks Rev, Ser 18 (AGL Insd)	5.250	08/01/18	803,122
900	Philadelphia, PA Gas Wks Rev, Ser 3 (AGM Insd)	5.000	08/01/10	912,294
2,000	Philadelphia, PA Redev Auth Rev Neighborhood Trans, Ser A (NATL Insd)	5.500	04/15/16	2,082,820
1,000	Washington Cnty, PA Indl Dev Auth College Rev WA Jefferson College	5.000	11/01/25	1,030,320

				11,801,512

	South Carolina 2.4%
1,000	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A	5.950	03/15/14	1,066,560
1,000	Kershaw Cnty, SC Pub Sch Fndtn Installment Pwr Rev Kershaw Cnty Sch Dist Proj (CIFG Insd)	5.000	12/01/22	1,033,760
1,065	Lexington, SC Wtr & Swr Rev & Impt Comb Rfdg, Ser A (NATL Insd)	5.000	04/01/14	1,079,143
2,000	Piedmont Muni Pwr Agy SC Elec Rev Rfdg, Ser A-4	5.000	01/01/21	2,128,440
1,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000	01/01/24	1,029,700
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.000	02/01/19	1,065,090
560	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	559,961

				7,962,654

19
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee 1.1%
$320	Chattanooga, TN Hlth Ed Hsg Fac CDFI Phase I LLC Proj Rfdg, Ser A	5.000%	10/01/15	$326,938
700	Franklin, TN Spl Sch Dist Cap Apprec (AGM Insd)	*	06/01/15	622,594
1,000	Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC Insd)	5.750	12/01/11	1,077,780
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev, Ser C	5.250	06/01/18	1,067,620
500	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.250	09/01/16	491,945

				3,586,877

	Texas 8.6%
1,000	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	994,190
1,500	Austin, TX Wtr & Wastewater Sys Rev Austin Wtr & Swr, Ser A	5.000	11/15/24	1,637,925
205	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	218,106
1,500	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,623,180
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	501,535
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	501,705
2,355	Greenville, TX Elec Util Sys Rev Rfdg & Impt	5.000	02/15/25	2,441,970
500	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.000	12/01/27	560,620
1,500	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	1,507,785
625	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser B	6.375	11/15/19	622,812
500	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/13	519,445
350	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/19	340,389
500	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	460,485
250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem East Texas	5.125	02/15/22	236,055
1,025	Mesquite, TX Hlth Fac Dev Retirement Christian Care	5.000	02/15/15	1,038,643
400	Mission, TX Econ Dev Corp Solid Waste Disp Rev Allied Waste Inc Proj A (AMT)	5.200	04/01/18	401,096
500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (a)	6.000	08/01/20	545,195
1,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser A	6.000	01/01/23	1,085,570
1,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (a)	6.000	01/01/38	1,104,210
1,000	Spring, TX Indpt Sch Dist Sch House (PSF Gtd)	5.000	08/15/24	1,100,610
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000	11/15/17	512,385
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Hosp Rev Rfdg Baylor Hlthcare Sys Proj	5.750	11/15/24	1,072,940
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,001,580
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps 75 Mirador Proj, Ser B-1	7.250	11/15/16	1,000,850

20
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750%	07/01/18	$2,205,320
2,000	Texas St Trans Commn Rev First Tier, Ser A	5.000	04/01/20	2,179,720
3,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (a)	5.000	08/15/42	3,052,350

				28,466,671

	Virginia 1.6%
1,000	Fairfax Cnty, VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys, Ser A	5.125	05/15/24	1,068,670
820	Tobacco Settlement Fin Corp VA Asset Bkd	5.250	06/01/19	849,373
1,000	Virginia Small Business Fin Auth Rev Hampton Rd Proton (Acquired 8/07/09, Cost $983,180) (h)	8.000	07/01/19	1,052,850
1,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.250	07/01/19	1,192,310
1,167	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,158,294

				5,321,497

	Washington 3.4%
1,000	Clark Cnty, WA Pub Util Dist No 001 Elec Rev Sys Rfdg	5.000	01/01/23	1,066,310
2,000	FYI Properties Wash Lease Rev WA St Dis Proj	5.250	06/01/26	2,159,880
150	Kalispel Tribe Indians Priority Dist WA Rev	6.200	01/01/16	141,973
1,725	Seattle, WA Muni Lt & Pwr Rev Rfdg & Impt	5.750	04/01/23	1,977,247
1,000	Tacoma Environmental Services Pptys WA	5.000	12/01/24	1,061,860
3,000	Washington St, Ser A (AGM Insd)	5.000	07/01/20	3,206,070
1,500	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.125	10/01/24	1,500,555

				11,113,895

	West Virginia 0.2%
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625	06/01/22	236,190
500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	493,425

				729,615

	Wisconsin 2.6%
1,370	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	1,380,536
1,875	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300	09/01/23	1,948,256
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (a)	4.750	08/15/25	1,058,760
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (a)	5.125	08/15/27	1,059,110
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650	06/01/26	865,230
1,750	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmnty Inc, Ser C-2	5.400	09/15/14	1,739,850

21
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (Continued)
$500	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	5.500%	08/15/14	$494,240

				8,545,982

	Wyoming 0.3%
1,000	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.375	01/01/25	1,073,550

	Guam 0.6%
1,000	Guam Govt Ltd Oblig Rev Section 30, Ser A	5.250	12/01/17	1,043,830
1,000	Guam Govt Ltd Oblig Rev Section 30, Ser A	5.500	12/01/18	1,059,850

				2,103,680

	Puerto Rico 0.3%
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (a)	5.000	08/01/39	1,046,690

	Virgin Islands 0.8%
500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago	6.000	10/01/14	531,835
2,000	Virgin Islands Pub Fin Auth Rev Rfdg Sr Lien, Ser B	5.000	10/01/19	2,045,860

				2,577,695

Total Long-Term Investments 100.1% (Cost $317,920,475)				329,566,620

Total Short-Term Investments 0.4% (Cost $1,200,000)				1,200,000

Total Investments 100.5% (Cost $319,120,475)				330,766,620

Liability for Floating Rate Note Obligations Related to Securities Held (1.3%) (Cost ($4,280,000))
(4,280)	Notes with interest rates ranging from 0.27% to 0.30% at March 31, 2010 and contractual maturities of collateral ranging from 2023 to 2025 (See Note 1(G) in the Notes to Financial Statements) (k)			(4,280,000)

Total Net Investments 99.2% (Cost $314,840,475)				326,486,620

Other Assets in Excess of Liabilities 0.8%				2,567,909

Net Assets 100.0%				$329,054,529

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

22
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

(a)	Variable Rate Coupon

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Underlying security related to Inverse Floaters entered into by the Fund. See Note 1(G) in the Notes to Financial Statements for further information.

(d)	Security purchased on a when-issued or delayed delivery basis.

(e)	Floating Rate Coupon

(f)	Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(g)	Non-income producing security.

(h)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.7% of net assets.

(i)	Escrowed to Maturity

(j)	Security has been deemed illiquid.

(k)	Floating rate notes. The interest rates shown reflect the rates in effect at March 31, 2010.

AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
CIFG—CDC IXIS Financial Guaranty
Connie Lee—Connie Lee Insurance Co.
FHA—Federal Housing Administration
NATL—National Public Finance Guarantee Corp.
PSF—Public School Fund
Syncora Gtd—Syncora Guaranteed Limited

23
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Assets Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$328,662,940	$—	$328,662,940
Issued by Foreign Governments	—	2,103,680	—	2,103,680

Total Investments in an Asset Position	$—	$330,766,620	$—	$330,766,620

24
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Financial Statements

Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

Assets:
Total Investments (Cost $319,120,475)	$330,766,620
Cash	70,240
Receivables:
Interest	4,295,329
Fund Shares Sold	1,734,022
Investments Sold	106,228
Other	142,157

Total Assets	337,114,596

Liabilities:
Payables:
Floating Rate Note Obligations	4,280,000
Investments Purchased	2,099,480
Fund Shares Repurchased	921,921
Income Distributions	171,731
Distributor and Affiliates	127,421
Investment Advisory Fee	111,765
Trustees’ Deferred Compensation and Retirement Plans	239,526
Accrued Expenses	108,223

Total Liabilities	8,060,067

Net Assets	$329,054,529

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$317,513,940
Net Unrealized Appreciation	11,646,145
Accumulated Undistributed Net Investment Income	377,044
Accumulated Net Realized Loss	(482,600)

Net Assets	$329,054,529

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $254,851,242 and 23,920,707 shares of beneficial interest issued and outstanding)	$10.65
Maximum sales charge (4.75%* of offering price)	0.53

Maximum offering price to public	$11.18

Class B Shares:
Net asset value and offering price per share (Based on net assets of $14,393,034 and 1,330,243 shares of beneficial interest issued and outstanding)	$10.82

Class C Shares:
Net asset value and offering price per share (Based on net assets of $51,551,693 and 4,845,107 shares of beneficial interest issued and outstanding)	$10.64

Class I Shares:
Net asset value and offering price per share (Based on net assets of $8,258,560 and 775,572 shares of beneficial interest issued and outstanding)	$10.65

*	On sales of $100,000 or more, the sales charge will be reduced.

25
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Interest	$7,484,561

Expenses:
Investment Advisory Fee	761,721
Distribution (12b-1) and Service Fees
Class A	297,467
Class B	70,261
Class C	228,473
Transfer Agent Fees	64,650
Accounting and Administrative Expenses	57,242
Registration Fees	37,304
Professional Fees	35,901
Reports to Shareholders	29,985
Interest and Residual Trust Expenses	16,453
Custody	13,500
Trustees’ Fees and Related Expenses	11,129
Line of Credit	6,712
Other	13,528

Total Expenses	1,644,326
Expense Reduction	152,344

Net Expenses	1,491,982

Net Investment Income	$5,992,579

Realized and Unrealized Gain/Loss:
Net Realized Gain	$447,768

Unrealized Appreciation/Depreciation:
Beginning of the Period	16,034,336
End of the Period	11,646,145

Net Unrealized Depreciation During the Period	(4,388,191)

Net Realized and Unrealized Loss	$(3,940,423)

Net Increase in Net Assets From Operations	$2,052,156

26
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009

From Investment Activities:
Operations:
Net Investment Income	$5,992,579	$8,202,008
Net Realized Gain/Loss	447,768	(925,217)
Net Unrealized Appreciation/Depreciation During the Period	(4,388,191)	21,058,765

Change in Net Assets from Operations	2,052,156	28,335,556

Distributions from Net Investment Income:
Class A Shares	(4,752,071)	(6,980,949)
Class B Shares	(224,859)	(410,066)
Class C Shares	(740,522)	(953,632)
Class I Shares	(147,665)	(71,426)

Total Distributions	(5,865,117)	(8,416,073)

Net Change in Net Assets from Investment Activities	(3,812,961)	19,919,483

From Capital Transactions:
Proceeds from Shares Sold	89,311,004	205,215,933
Net Asset Value of Shares Issued Through Dividend Reinvestment	4,814,845	6,444,172
Cost of Shares Repurchased	(45,559,637)	(80,762,795)

Net Change in Net Assets from Capital Transactions	48,566,212	130,897,310

Total Increase in Net Assets	44,753,251	150,816,793
Net Assets:
Beginning of the Period	284,301,278	133,484,485

End of the Period (Including accumulated undistributed net investment income of $377,044 and $249,582, respectively)	$329,054,529	$284,301,278

27
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class A Shares	2010	2009		2008	2007		2006		2005

Net Asset Value, Beginning of the Period	$10.80	$10.05		$10.59	$10.68		$10.69		$10.72

Net Investment Income	0.22 (a)	0.42	(a)	0.41 (a)	0.38	(a)	0.37	(a)	0.36
Net Realized and Unrealized Gain/Loss	(0.16)	0.76		(0.55)	(0.10)		0.04		(0.01)

Total from Investment Operations	0.06	1.18		(0.14)	0.28		0.41		0.35

Less:
Distributions from Net Investment Income	0.21	0.43		0.40	0.37		0.37		0.37
Distributions from Net Realized Gain	-0-	-0-		-0-	-0-		0.05		0.01

Total Distributions	0.21	0.43		0.40	0.37		0.42		0.38

Net Asset Value, End of the Period	$10.65	$10.80		$10.05	$10.59		$10.68		$10.69

Total Return* (b)	0.59% **	12.16%		–1.42%	2.63%		3.91%		3.31%
Net Assets at End of the Period (In millions)	$254.9	$225.1		$103.7	$81.4		$79.4		$88.2
Ratio of Expenses to Average Net Assets*	0.84%	0.93%		1.00%	0.98%		0.99%		0.99%
Ratio of Net Investment Income to Average Net Assets*	4.07%	4.16%		3.95%	3.54%		3.46%		3.32%
Portfolio Turnover	5% **	23%		61%	11%		21%		34%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)*	0.83%	0.90%		0.95%	0.98%		0.99%		0.99%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	0.94%	1.03%		1.10%	1.08%		1.09%		1.09%
Ratio of Net Investment Income to Average Net Assets	3.97%	4.06%		3.85%	3.44%		3.36%		3.22%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.93%	1.00%		1.06%	1.08%		1.09%		1.09%

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

28
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class B Shares	2010	2009		2008		2007		2006		2005

Net Asset Value, Beginning of the Period	$10.96	$10.19		$10.73		$10.82		$10.82		$10.75

Net Investment Income	0.18 (a)	0.36	(a)	0.41	(a)	0.38	(a)	0.39	(a)	0.40
Net Realized and Unrealized Gain/Loss	(0.15)	0.77		(0.56)		(0.10)		0.04		(0.03)

Total from Investment Operations	0.03	1.13		(0.15)		0.28		0.43		0.37

Less:
Distributions from Net Investment Income	0.17	0.36		0.39		0.37		0.38		0.29
Distributions from Net Realized Gain	-0-	-0-		-0-		-0-		0.05		0.01

Total Distributions	0.17	0.36		0.39		0.37		0.43		0.30

Net Asset Value, End of the Period	$10.82	$10.96		$10.19		$10.73		$10.82		$10.82

Total Return* (b)	0.31% **	11.42%	(c)	–1.45%	(c)	2.59%	(c)	4.13%	(c)	3.47%	(c)
Net Assets at End of the Period (In millions)	$14.4	$13.6		$10.5		$11.1		$14.6		$16.9
Ratio of Expenses to Average Net Assets*	1.59%	1.57%	(c)	1.05%	(c)	0.98%	(c)	0.78%	(c)	0.82%	(c)
Ratio of Net Investment Income to Average Net Assets*	3.32%	3.53%	(c)	3.87%	(c)	3.55%	(c)	3.67%	(c)	3.51%	(c)
Portfolio Turnover	5% **	23%		61%		11%		21%		34%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)*	1.58%	1.55%	(c)	1.00%	(c)	0.98%	(c)	0.78%	(c)	0.82%	(c)
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.69%	1.67%	(c)	1.15%	(c)	1.08%	(c)	0.88%	(c)	0.92%	(c)
Ratio of Net Investment Income to Average Net Assets	3.22%	3.43%	(c)	3.77%	(c)	3.45%	(c)	3.57%	(c)	3.41%	(c)
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.68%	1.65%	(c)	1.11%	(c)	1.08%	(c)	0.88%	(c)	0.92%	(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 6 in the Notes to Financial Statements).

29
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class C Shares	2010	2009		2008	2007		2006		2005

Net Asset Value, Beginning of the Period	$10.78	$10.03		$10.57	$10.66		$10.68		$10.70

Net Investment Income	0.18 (a)	0.34	(a)	0.33 (a)	0.30	(a)	0.29	(a)	0.29
Net Realized and Unrealized Gain/Loss	(0.15)	0.77		(0.55)	(0.10)		0.03		(0.01)

Total from Investment Operations	0.03	1.11		(0.22)	0.20		0.32		0.28

Less:
Distributions from Net Investment Income	0.17	0.36		0.32	0.29		0.29		0.29
Distributions from Net Realized Gain	-0-	-0-		-0-	-0-		0.05		0.01

Total Distributions	0.17	0.36		0.32	0.29		0.34		0.30

Net Asset Value, End of the Period	$10.64	$10.78		$10.03	$10.57		$10.66		$10.68

Total Return* (b)	0.31% **	11.35%		–2.17%	1.88%	(c)	3.04%		2.64%	(c)
Net Assets at End of the Period (In millions)	$51.5	$39.0		$18.4	$13.0		$14.7		$16.5
Ratio of Expenses to Average Net Assets*	1.59%	1.68%		1.75%	1.72%	(c)	1.74%		1.64%	(c)
Ratio of Net Investment Income to Average Net Assets*	3.32%	3.41%		3.20%	2.81%	(c)	2.71%		2.69%	(c)
Portfolio Turnover	5% **	23%		61%	11%		21%		34%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)*	1.58%	1.66%		1.70%	1.72%	(c)	1.74%		1.64%	(c)
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.69%	1.78%		1.85%	1.82%	(c)	1.84%		1.74%	(c)
Ratio of Net Investment Income to Average Net Assets	3.22%	3.31%		3.10%	2.71%	(c)	2.61%		2.59%	(c)
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.68%	1.76%		1.81%	1.82%	(c)	1.84%		1.74%	(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 6 in the Notes to Financial Statements).

30
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

									August 12, 2005
	Six Months								(Commencement of
	Ended								Operations) to
	March 31,	Year Ended September 30,							September 30,
Class I Shares	2010	2009		2008	2007		2006		2005

Net Asset Value, Beginning of the Period	$10.79	$10.04		$10.59	$10.67		$10.69		$10.70

Net Investment Income	0.23 (a)	0.45	(a)	0.45 (a)	0.40	(a)	0.39	(a)	0.05
Net Realized and Unrealized Gain/Loss	(0.15)	0.76		(0.58)	(0.09)		0.03		(0.01)

Total from Investment Operations	0.08	1.21		(0.13)	0.31		0.42		0.04

Less:
Distributions from Net Investment Income	0.22	0.46		0.42	0.39		0.39		0.05
Distributions from Net Realized Gain	-0-	-0-		-0-	-0-		0.05		-0-

Total Distributions	0.22	0.46		0.42	0.39		0.44		0.05

Net Asset Value, End of the Period	$10.65	$10.79		$10.04	$10.59		$10.67		$10.69

Total Return* (b)	0.81% **	12.45%		–1.27%	2.98%		4.08%		0.38% **
Net Assets at End of the Period (In millions)	$8.3	$6.6		$0.9	$0.2		$0.9		$0.6
Ratio of Expenses to Average Net Assets*	0.59%	0.67%		0.73%	0.72%		0.72%		0.77%
Ratio of Net Investment Income to Average Net Assets*	4.32%	4.49%		4.33%	3.79%		3.73%		3.59%
Portfolio Turnover	5% **	23%		61%	11%		21%		34% **
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)*	0.58%	0.65%		0.69%	0.72%		0.72%		0.77%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	0.69%	0.77%		0.83%	0.82%		0.82%		0.87%
Ratio of Net Investment Income to Average Net Assets	4.22%	4.39%		4.23%	3.69%		3.63%		3.49%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.68%	0.75%		0.79%	0.82%		0.82%		0.87%

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

31
See Notes to Financial Statements

Van Kampen Intermediate Term Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Intermediate Term Municipal Income Fund (the “Fund”) is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on May 28, 1993. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the

32

Van Kampen Intermediate Term Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2010, the Fund had $2,099,480 of when-issued or delayed delivery purchase commitments.

D. Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended September 30, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2009, the Fund had an

33

Van Kampen Intermediate Term Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

accumulated capital loss carryforward for tax purposes of $323,062, which will expire according to the following schedule:

Amount	Expiration

$2,882	September 30, 2015
320,180	September 30, 2017

At March 31,2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$314,446,470

Gross tax unrealized appreciation	$13,961,942
Gross tax unrealized depreciation	(1,919,231)

Net tax unrealized appreciation on investments	$12,042,711

F. Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.
The tax character of distributions paid during the year ended September 30, 2009 was as follows:

Distributions paid from:
Ordinary income	$2,366
Tax-exempt income	8,333,691

$8,336,057

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$596
Undistributed tax-exempt income	540,041

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

G. Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating

34

Van Kampen Intermediate Term Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund’s investments assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Fund’s Statement of Operations. The notes issued by the dealer trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2010, Fund investments with a value of $7,081,607 are held by the dealer trusts and serve as collateral for the $4,280,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2010, are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended March 31, 2010 were $4,263,146 and 0.77%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through May 18, 2010, the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9 there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.50%
Over $500 million	0.45%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.84%, 1.59%, 1.59%, and 0.59% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended March 31, 2010, the Adviser waived or reimbursed approximately $152,300 of advisory fees or other expenses.
For the six months ended March 31, 2010, the Fund recognized expenses of approximately $4,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

35

Van Kampen Intermediate Term Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment Agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $31,600 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $17,900 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $140,900 are included in “Other” assets on the Statements of Assets and Liabilities at March 31, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans will be terminated and amounts owed to the trustees will be distributed.
For the six months ended March 31, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $117,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $13,500. Sales charges do not represent expenses of the Fund.

36

Van Kampen Intermediate Term Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended March 31, 2010 and the year ended September 30, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	March 31, 2010		September 30, 2009
	Shares	Value	Shares	Value

Sales:
Class A	6,054,501	$64,564,913	16,604,175	$166,439,181
Class B	311,079	3,369,922	712,094	7,257,125
Class C	1,729,016	18,406,133	2,517,951	25,323,551
Class I	278,317	2,970,036	590,535	6,196,076

Total Sales	8,372,913	$89,311,004	20,424,755	$205,215,933

Dividend Reinvestment:
Class A	375,584	$3,999,494	530,836	$5,393,306
Class B	16,384	177,225	29,205	299,557
Class C	54,481	579,576	68,636	697,263
Class I	5,498	58,550	5,307	54,046

Total Dividend Reinvestment	451,947	$4,814,845	633,984	$6,444,172

Repurchases:
Class A	(3,355,968)	$(35,776,991)	(6,605,144)	$(66,529,881)
Class B	(242,130)	(2,622,548)	(529,019)	(5,397,816)
Class C	(552,507)	(5,883,525)	(808,587)	(8,110,924)
Class I	(119,678)	(1,276,573)	(72,367)	(724,174)

Total Repurchases	(4,270,283)	$(45,559,637)	(8,015,117)	$(80,762,795)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $65,947,637 and $15,768,706, respectively.

5. Inverse Floating Rate Investments
The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held

37

Van Kampen Intermediate Term Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent that the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than change in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $56,200 and $96,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Line of Credit
During the six months ended March 31, 2010, several Van Kampen municipal funds, including the Fund, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. There were no borrowings under the facility during the six months ended March 31, 2010.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

38

Van Kampen Intermediate Term Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

9. Subsequent Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.
Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) has approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. If certain other conditions to closing of the Transaction are met, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Upon completion of the proposed Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

10. Accounting Pronouncements
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3

39

Van Kampen Intermediate Term Municipal Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

40

Van Kampen Intermediate Term Municipal Income Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

41

Van Kampen Intermediate Term Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen Intermediate Term Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen Intermediate Term Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

(continued on next page)

Van Kampen Intermediate Term Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen Intermediate Term Municipal Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

138, 338, 538, 638
INFSAN 05/10
IU10-02127P-Y03/10

SEMIANNUAL REPORT

March 31, 2010

MUTUAL FUNDS Van Kampen New York Tax Free Income Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen New York Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of March 31, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 3/31/10 (Unaudited)

	A Shares		B Shares		C Shares
	since 7/29/94		since 7/29/94		since 7/29/94
		w/max		w/max		w/max
		4.75%		4.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales
Total Returns	charges	charge	charges	charge	charges	charge

Since Inception	5.45%	5.12%	5.05%	5.05%	4.68%	4.68%

10-year	5.11	4.60	4.56	4.56	4.34	4.34

5-year	3.43	2.42	3.02	2.77	2.66	2.66

1-year	16.97	11.42	16.39	12.39	16.23	15.23

6-month	1.24	–3.58	0.88	–3.07	0.86	–0.13

30-Day SEC Subsidized Yield	4.13%		4.34%		3.58%

30-Day SEC Yield	3.89%		4.08%		3.33%

Gross Expense Ratio	1.09%		1.84%		1.84%

Past performance is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class B and C shares. The since inception and 10-year returns for Class B shares reflect its conversion into Class A shares eight years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. The unsubsidized SEC yields reflect some or all of the expenses that the adviser had voluntarily waived. Yields are subject to change. Periods of less than one year are not annualized.

The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The Barclays Capital New York Municipal Bond Index tracks the performance of New York issued municipal bonds rated at least Baa or BBB by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation, respectively, and with maturities of 2 years or greater. Indices are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended March 31, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the March labor report showed that employment in the U.S. rose by its largest increase in three years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. After hitting decade lows in October 2009, municipal bond yields began to climb, with the greatest increases occurring on long-maturity issues. For the six months ended March 31, 2010, long bonds (those with maturities of 22 years or more) returned -0.43 percent, underperforming five-year bonds which returned 1.32 percent, as measured by the respective Barclays Capital municipal bond indexes. The outperformance of the front end of the municipal yield curve was a reversal from the prior six months when the long end outperformed.

The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended March 31, the Barclays Capital High Yield Municipal Bond Index gained 4.04 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 0.28 percent.

With regard to sectors, hospital bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections. Tobacco bond performance lagged for the period due to the relative richness of prices in the sector in September 2009 and waning demand.

Demand for municipal bonds overall remained steady, with approximately $28 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $220 billion. However, 20 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

The state of New York benefits from its broad-based and wealthy economy and has seen an improvement in its finances and budgetary reserves over the past few years. The economic slowdown and concerns on Wall Street, as well as the volatility in the financial markets will pose challenges for the state over the next year. The state will

2

also have to deal with dwindling economic stimulus funds from the federal government, forcing the state to find additional expenditure cuts. As of the end of March, New York is rated Aa3/Stable by Moody’s, AA/Stable by S&P and AA-/Stable by Fitch. We continue to monitor the state’s fiscal position and will look for opportunities to invest in more stable sectors.

Performance Analysis

All share classes of Van Kampen New York Tax Free Income Fund outperformed the Barclays Capital New York Municipal Bond Index (the “Index”) and the Barclays Capital Municipal Bond Index for the six months ended March 31, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended March 31, 2010

Barclays Capital
			New York	Barclays Capital
			Municipal Bond	Municipal Bond
Class A	Class B	Class C	Index	Index

1.24%	0.88%	0.86%	0.59%	0.28%

The performance for the three share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The Fund’s outperformance of the Index was primarily attributable to the following:

•	Overweights in BBB rated, non-investment grade and non-rated bonds enhanced relative performance as spreads on these lower quality issues tightened over the course of the period.

•	An overweight in revenue bonds boosted returns as revenue bonds overall outperformed general obligation bonds due to the ongoing weakness in financial conditions of municipalities.

•	Overweight positions in the health care and industrial development revenue/pollution control revenue (IDR/PCR) sectors were advantageous. As risk tolerance increased over the period, demand for these lower rated, higher yielding bonds improved, boosting their performance.

Other positions, however, were less beneficial. The primary detractors from relative performance included:

•	An overweight in long-maturity issues hindered performance as the long end of the municipal yield curve underperformed.

•	An underweight in pre-refunded bonds also detracted from relative performance as these short-maturity securities benefited from the outperformance of the short end of the curve.

3

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds as well as the prospect of higher income tax rates in the future. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Ratings Allocations as of 3/31/10 (Unaudited)

AAA/Aaa	14.5%
AA/Aa	30.6
A/A	20.1
BBB/Baa	20.6
BB/Ba	5.6
Non-Rated	8.6

Top Five Sectors as of 3/31/10 (Unaudited)

Hospital	15.5%
Higher Education	13.1
Public Buildings	11.9
General Purpose	11.1
Water & Sewer	5.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations and Top Five sectors percentages are as a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard & Poor’s and Moody’s, respectively.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/09 - 3/31/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$1,012.41	$3.96
Hypothetical	1,000.00	1,020.99	3.98
(5% annual return before expenses)

Class B
Actual	1,000.00	1,008.83	7.61
Hypothetical	1,000.00	1,017.35	7.64
(5% annual return before expenses)

Class C
Actual	1,000.00	1,008.63	7.86
Hypothetical	1,000.00	1,017.10	7.90
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.79%, 1.52%, and 1.57% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	10/1/09	3/31/10	10/1/09-3/31/10

Class A
Actual	$1,000.00	$1,012.41	$3.81
Hypothetical	1,000.00	1,021.14	3.83
(5% annual return before expenses)

Class B
Actual	1,000.00	1,008.83	7.46
Hypothetical	1,000.00	1,017.50	7.49
(5% annual return before expenses)

Class C
Actual	1,000.00	1,008.63	7.71
Hypothetical	1,000.00	1,017.25	7.75
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76%, 1.49%, and 1.54% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

9

Van Kampen New York Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 101.2% New York 94.5%
$2,000	Albany, NY Indl Dev Agy Civic Fac Rev Albany Law Sch Univ, Ser A	5.000%	07/01/31	$1,854,140
400	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser D	5.750	11/15/27	404,640
1,290	Albany, NY Indl Dev Agy Indl Dev Rev Albany College of Pharmacy, Ser A	5.625	12/01/34	1,220,095
2,175	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	*	07/15/34	455,641
275	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	284,696
275	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	284,680
625	Chautauqua Cnty, NY Indl Dev Agy Exempt Fac Rev Nrg-Dunkirk Pwr Proj	5.875	04/01/42	635,912
380	Dutchess Cnty, NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc, Ser A	5.250	01/01/37	277,921
1,000	East Rochester, NY Hsg Auth Rev Sr Living Woodland Vlg Proj Rfdg	5.500	08/01/33	835,640
600	Essex Cnty, NY Indl Dev Agy Solid Waste Disp Rev Intl Paper Rfdg, Ser A (AMT)	5.200	12/01/23	574,260
1,250	Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac	5.750	06/01/22	1,292,837
795	Hempstead Town, NY Loc Dev Corp Rev Molloy College Proj	5.750	07/01/39	798,315
1,290	Islip, NY Res Recovery Agy Res 1985 Fac, Ser E (AGM Insd) (AMT)	5.750	07/01/22	1,343,741
1,000	Livingston Cnty, NY Indl Dev Agy Civic Fac Rev Nicholas H Noyes Mem Hosp	6.000	07/01/30	911,580
355	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500	05/01/33	388,136
700	Long Island Pwr Auth NY Elec Sys Rev, Ser A	5.000	04/01/23	740,425
500	Long Island Pwr Auth NY Elec Sys Rev, Ser A (AMBAC Insd)	5.000	09/01/34	506,300
750	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Colgate Univ Proj, Ser A (AMBAC Insd)	5.000	07/01/35	768,720
1,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.000	11/15/34	1,044,210
750	Metropolitan Trans Auth NY Rev Rfdg, Ser A (AMBAC Insd)	5.500	11/15/19	802,380
1,320	Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces, Ser A (Syncora Gtd)	5.000	07/01/34	1,173,902
750	Nassau Cnty, NY Gen Impt, Ser C (AGL Insd)	5.000	10/01/27	810,022
1,250	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	1,158,337
1,500	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (AGM Insd)	5.500	02/15/18	1,558,155
1,000	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (AGM Insd)	5.500	02/15/19	1,035,770
2,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser B1 (AMT)	5.150	11/01/37	2,014,660
750	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	760,223

10
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$1,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser K (AMT)	5.000%	11/01/37	$989,620
1,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	888,380
725	New York City Indl Dev Agy Civic Fac Rev Staten Island Univ Hosp Proj, Ser B	6.375	07/01/31	719,497
1,405	New York City Indl Dev Agy Fac Rev Royal Charter-NY Presbyterian (AGM Insd)	5.375	12/15/16	1,530,663
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	504,115
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	502,055
890	New York City Indl Dev Agy Rev Liberty Iac/Interactive Corp.	5.000	09/01/35	774,843
1,000	New York City Indl Dev Agy Rev Queens Baseball Stadium-Pilot (AGL Insd)	6.500	01/01/46	1,101,440
1,000	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/25	1,044,490
2,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (a)	5.500	01/01/20	2,057,320
4,000	New York City Muni Fin Auth Wtr & Swr Sys Rev, Ser D (b)	5.000	06/15/37	4,108,440
1,000	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser FF-2	5.500	06/15/40	1,105,580
1,000	New York City, Ser F1	5.500	11/15/28	1,096,960
960	New York City Tr Cultural Res Rev American Museum Nat History, Ser A (NATL Insd) (b)	5.000	07/01/44	977,942
500	New York City Tr Cultural Res Rev Carnegie Hall, Ser A	5.000	12/01/39	511,125
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-1	5.500	07/15/38	542,155
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-2	6.000	07/15/33	566,905
1,560	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/27	1,668,592
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	527,680
750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 08/07/06, Cost $750,000) (c) (d) (e) (f)	6.125	02/15/19	8
1,000	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.000	07/01/27	977,320
920	New York St Dorm Auth Rev City Univ Rfdg, Ser D (AGM Insd)	5.750	07/01/12	960,931
650	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	729,924
850	New York St Dorm Auth Rev City Univ Sys Cons, Ser B	6.000	07/01/14	926,075
1,000	New York St Dorm Auth Rev Dept Ed	5.250	07/01/21	1,062,810
1,000	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/23	1,012,830

11
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$1,040	New York St Dorm Auth Rev Insd NY St Rehab Assn, Ser A (AMBAC Insd)	5.500%	07/01/15	$1,113,549
1,250	New York St Dorm Auth Rev Mem Sloan Kettering Cancer Ctr (NATL Insd)	5.500	07/01/23	1,411,175
1,200	New York St Dorm Auth Rev Miriam Osborn Mem Home, Ser B (ACA Insd)	6.375	07/01/29	1,203,948
1,500	New York St Dorm Auth Rev Non St Supported Debt Court Fac Lease NYC Issue, Ser A (AMBAC Insd)	5.500	05/15/30	1,634,430
1,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/34	968,340
1,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/26	993,610
500	New York St Dorm Auth Rev Non St Supported Debt Manhattan Marymount	5.250	07/01/29	496,965
1,250	New York St Dorm Auth Rev Non St Supported Debt Mount Sinai Sch Of Medicine	5.125	07/01/39	1,252,175
1,000	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/36	898,930
1,000	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	1,033,990
2,000	New York St Dorm Auth Rev Non St Supported Debt Providence Rest (ACA Insd)	5.250	07/01/25	1,543,380
2,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Bd Fin Pgm, Ser C	7.500	04/01/39	2,377,900
1,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser C	5.000	10/01/24	1,076,750
1,000	New York St Dorm Auth Rev Non St Supported Debt NY Univ, Ser C	5.000	07/01/38	1,041,770
1,000	New York St Dorm Auth Rev Sec Insd NY Univ Insd, Ser 1 (BHAC Insd)	5.500	07/01/31	1,153,800
1,000	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/25	1,052,380
500	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc Fac Impt, Ser A (AGM Insd)	5.000	02/15/27	526,385
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc, Ser C (AGM Insd) (AMT)	5.250	02/15/28	1,992,980
1,000	New York St Dorm Auth St Pers Income Tax Rev Ed, Ser B	5.750	03/15/36	1,128,210
500	New York St Energy Resh & Dev Auth Gas Fac Rev Regr Ribs Brooklyn Union Gas, Ser B (AMT) (g)	12.732	07/01/26	501,515
500	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Pooled Fin Pgm, Ser I	5.250	09/15/19	544,845
1,000	New York St Twy Auth Second Gen Hwy & Brdg Tr Fd, Ser B	5.000	04/01/25	1,075,040
500	New York St Urban Dev Corp Rev Correctional Fac Rfdg, Ser A	5.500	01/01/14	533,595

12
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$570	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875%	12/01/29	$531,308
2,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	1,999,820
1,000	Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev Franciscan Heights LP Proj, Ser A (SONYMA Insd) (AMT) (LOC: JPMorgan Chase Bank)	5.375	12/01/36	983,910
1,000	Rockland Cnty, NY Solid Waste, Ser B (AMBAC Insd) (AMT)	5.000	12/15/23	987,240
500	Seneca Cnty, NY Indl Dev Agy Solid Waste Disp Rev Seneca Meadows Inc Proj (AMT) (a) (h)	6.625	10/01/35	501,355
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (h)	5.000	12/01/23	833,270
1,385	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastrn Long Island Hosp Assn (h)	5.375	01/01/27	1,083,499
825	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Family Svc League Suffolk Cnty (LOC: Fleet National Bank)	5.000	11/01/34	837,103
250	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	250,268
750	Tsasc, Inc NY, Ser 1	5.000	06/01/34	624,878
2,000	Tsasc, Inc NY, Ser 1	5.125	06/01/42	1,635,380
1,000	Ulster Cnty, NY Res Recovery Agy Solid Waste Sys Rev Rfdg (AMBAC Insd)	5.250	03/01/18	1,075,960
1,000	United Nations Dev Corp NY Rev Rfdg, Ser A	5.000	07/01/25	1,054,460
160	Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev (AMBAC Insd)	5.750	04/01/20	162,192
300	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Proj, Ser A	5.750	08/01/28	263,253
1,000	Warren & Washington Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj, Ser A (AGM Insd)	5.000	12/01/35	1,000,260
500	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	466,240
1,000	Westchester Cnty, NY Indl Dev Guiding Eyes For The Blind	5.375	08/01/24	1,003,910
2,000	Westchester Tob Asset Sec Corp NY	5.125	06/01/45	1,626,020

				93,299,026

	Guam 1.3%
1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	1,277,788

	Puerto Rico 3.4%
400	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	400,848
500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	499,955
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	1,061,480
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (a)	5.000	08/01/39	1,046,690

13
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (Continued)
$315	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375%	08/01/39	$323,820

				3,332,793

	U.S. Virgin Islands 2.0%
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,017,960
500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	535,840
500	Virgin Islands Pub Fin Auth Rev Sr Lien/Cap Proj, Ser A-1	5.000	10/01/39	450,295

				2,004,095

Total Long-Term Investments 101.2% (Cost $99,627,011)				99,913,702
Total Short-Term Investments 0.6% (Cost $600,000)				600,000

Total Investments 101.8% (Cost $100,227,011)				100,513,702

Liability for Floating Rate Note Obligations Related to Securities Held (3.3%) (Cost ($3,270,000))
(3,270)	Notes with interest rates ranging from 0.28% to 0.32% at March 31, 2010, and contractual maturities of collateral ranging from 2037 to 2044 (See Note 1(G) in the Notes to Financial Statements.) (i)			(3,270,000)

Total Net Investments 98.5% (Cost $96,957,011)				97,243,702

Other Assets in Excess of Liabilities 1.5%				1,455,751

Net Assets 100.0%				$98,699,453

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	Underlying security related to Inverse Floaters entered into by the Fund. See Note 1(G) in the Notes to the Financial Statements for further information.

(c)	Non-income producing as security is in default.

(d)	This borrower has filed for protection in federal bankruptcy court.

(e)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise less than 0.1% of net assets.

(f)	Security has been deemed illiquid.

14
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

(g)	Inverse Floating Rate. The interest rates shown reflect the rates in effect at March 31, 2010.

(h)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at March 31, 2010.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
GTY AGMT—Guarantee Agreement
LOC—Letter of Credit
NATL—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency
Syncora Gtd—Syncora Guaranteed Limited

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to the Financial Statements for further information regarding fair value measurement.)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by states of the United States and Political Subdivisions of the United States	$—	$99,235,914	$—	$99,235,914
Issued by Foreign Governments	—	1,277,788	—	1,277,788

Total Investments in an Asset Position	$—	$100,513,702	$—	$100,513,702

15
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Financial Statements

Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

Assets:
Total Investments (Cost $100,227,011)	$100,513,702
Cash	99,150
Receivables:
Interest	1,697,068
Fund Shares Sold	73,680
Other	88,867

Total Assets	102,472,467

Liabilities:
Payables:
Floating Rate Note Obligations	3,270,000
Income Distributions	91,732
Fund Shares Repurchased	84,592
Distributor and Affiliates	42,323
Investment Advisory Fee	18,539
Trustees’ Deferred Compensation and Retirement Plans	184,202
Accrued Expenses	81,626

Total Liabilities	3,773,014

Net Assets	$98,699,453

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$104,244,769
Net Unrealized Appreciation	286,691
Accumulated Undistributed Net Investment Income	120,460
Accumulated Net Realized Loss	(5,952,467)

Net Assets	$98,699,453

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $69,845,069 and 4,584,651 shares of beneficial interest issued and outstanding)	$15.23
Maximum sales charge (4.75%* of offering price)	0.76

Maximum offering price to public	$15.99

Class B Shares:
Net asset value and offering price per share (Based on net assets of $9,851,979 and 649,770 shares of beneficial interest issued and outstanding)	$15.16

Class C Shares:
Net asset value and offering price per share (Based on net assets of $19,002,405 and 1,248,558 shares of beneficial interest issued and outstanding)	$15.22

*	On Sales of $100,000 or more, the sales charge will be reduced.

16
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Interest	$2,715,411

Expenses:
Investment Advisory Fee	236,524
Distribution (12b-1) and Service Fees
Class A	88,662
Class B	52,866
Class C	100,660
Professional Fees	35,710
Accounting and Administrative Expenses	35,271
Transfer Agent Fees	26,098
Interest and Residual Trust Expenses	13,881
Reports to Shareholders	12,453
Trustees’ Fees and Related Expenses	11,094
Credit Line	6,712
Custody	5,933
Registration Fees	5,887
Other	8,110

Total Expenses	639,861
Expense Reduction	125,811

Net Expenses	514,050

Net Investment Income	$2,201,361

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(687,851)

Unrealized Appreciation/Depreciation:
Beginning of the Period	688,115
End of the Period	286,691

Net Unrealized Depreciation During the Period	(401,424)

Net Realized and Unrealized Loss	$(1,089,275)

Net Increase in Net Assets From Operations	$1,112,086

17
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009

From Investment Activities:
Operations:
Net Investment Income	$2,201,361	$4,695,247
Net Realized Loss	(687,851)	(3,649,773)
Net Unrealized Appreciation/Depreciation During the Period	(401,424)	10,302,109

Change in Net Assets from Operations	1,112,086	11,347,583

Distributions from Net Investment Income:
Class A Shares	(1,666,920)	(3,381,881)
Class B Shares	(228,595)	(604,492)
Class C Shares	(374,528)	(756,316)

Total Distributions	(2,270,043)	(4,742,689)

Net Change in Net Assets from Investment Activities	(1,157,957)	6,604,894

From Capital Transactions:
Proceeds from Shares Sold	6,211,337	15,255,525
Net Asset Value of Shares Issued Through Dividend Reinvestment	1,701,705	3,526,080
Cost of Shares Repurchased	(11,891,674)	(29,586,268)

Net Change in Net Assets from Capital Transactions	(3,978,632)	(10,804,663)

Total Decrease in Net Assets	(5,136,589)	(4,199,769)
Net Assets:
Beginning of the Period	103,836,042	108,035,811

End of the Period (Including accumulated undistributed net investment income of $120,460 and $189,142, respectively)	$98,699,453	$103,836,042

18
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class A Shares	2010	2009		2008	2007		2006		2005

Net Asset Value, Beginning of the Period	$15.40	$14.31		$16.01	$16.47		$16.67		$16.60

Net Investment Income	0.35 (a)	0.70	(a)	0.69 (a)	0.67	(a)	0.66	(a)	0.64
Net Realized and Unrealized Gain/Loss	(0.16)	1.10		(1.66)	(0.43)		0.11		0.06

Total from Investment Operations	0.19	1.80		(0.97)	0.24		0.77		0.70

Less:
Distributions from Net Investment Income	0.36	0.71		0.71	0.68		0.65		0.63
Distributions from Net Realized Gain	-0-	-0-		0.02	0.02		0.32		-0-

Total Distributions	0.36	0.71		0.73	0.70		0.97		0.63

Net Asset Value, End of the Period	$15.23	$15.40		$14.31	$16.01		$16.47		$16.67

Total Return* (b)	1.24% **	13.24%		–6.32%	1.34%		4.96%		4.29%
Net Assets at End of the Period (In millions)	$69.8	$72.7		$74.4	$82.3		$73.8		$67.8
Ratio of Expenses to Average Net Assets*	0.79%	0.84%		0.89%	0.81%		0.73%		0.76%
Ratio of Net Investment Income to Average Net Assets*	4.61%	5.06%		4.44%	4.12%		4.05%		3.87%
Portfolio Turnover	11% **	32%		34%	13%		30%		41%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)*	0.76%	0.78%		0.73%	0.72%		0.73%		0.76%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.04%	1.09%		1.14%	1.06%		0.98%		1.01%
Ratio of Net Investment Income to Average Net Assets	4.36%	4.81%		4.19%	3.87%		3.80%		3.62%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.01%	1.03%		0.98%	0.97%		0.98%		1.01%

**	Non-annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

19
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,		Year Ended September 30,
Class B Shares	2010		2009		2008		2007		2006		2005

Net Asset Value, Beginning of the Period	$15.35		$14.27		$15.97		$16.43		$16.63		$16.58

Net Investment Income	0.29	(a)	0.69	(a)	0.70	(a)	0.60	(a)	0.54	(a)	0.52
Net Realized and Unrealized Gain/Loss	(0.16)		1.09		(1.65)		(0.43)		0.11		0.04

Total from Investment Operations	0.13		1.78		(0.95)		0.17		0.65		0.56

Less:
Distributions from Net Investment Income	0.32		0.70		0.73		0.61		0.53		0.51
Distributions from Net Realized Gain	-0-		-0-		0.02		0.02		0.32		-0-

Total Distributions	0.32		0.70		0.75		0.63		0.85		0.51

Net Asset Value, End of the Period	$15.16		$15.35		$14.27		$15.97		$16.43		$16.63

Total Return* (b)	0.88%	(c)**	13.13%	(c)	–6.22%	(c)	0.95%	(c)	4.18%		3.40%
Net Assets at End of the Period (In millions)	$9.9		$11.7		$15.0		$20.5		$28.6		$33.9
Ratio of Expenses to Average Net Assets*	1.52%	(c)	0.92%	(c)	0.81%	(c)	1.23%	(c)	1.48%		1.51%
Ratio of Net Investment Income to Average Net Assets*	3.87%	(c)	4.99%	(c)	4.52%	(c)	3.69%	(c)	3.30%		3.12%
Portfolio Turnover	11%	**	32%		34%		13%		30%		41%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)*	1.49%	(c)	0.86%	(c)	0.65%	(c)	1.14%	(c)	1.48%		1.51%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.77%	(c)	1.17%	(c)	1.06%	(c)	1.48%	(c)	1.73%		1.76%
Ratio of Net Investment Income to Average Net Assets	3.62%	(c)	4.74%	(c)	4.27%	(c)	3.44%	(c)	3.05%		2.87%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.74%	(c)	1.11%	(c)	0.90%	(c)	1.39%	(c)	1.73%		1.76%

**	Non-annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

20
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	March 31,	Year Ended September 30,
Class C Shares	2010	2009		2008	2007		2006		2005

Net Asset Value, Beginning of the Period	$15.39	$14.29		$15.99	$16.45		$16.65		$16.59

Net Investment Income	0.29	0.61	(a)	0.58 (a)	0.55	(a)	0.54	(a)	0.52
Net Realized and Unrealized Gain/Loss	(0.16)	1.10		(1.67)	(0.43)		0.11		0.05

Total from Investment Operations	0.13	1.71		(1.09)	0.12		0.65		0.57

Less:
Distributions from Net Investment Income	0.30	0.61		0.59	0.56		0.53		0.51
Distributions from Net Realized Gain	-0-	-0-		0.02	0.02		0.32		-0-

Total Distributions	0.30	0.61		0.61	0.58		0.85		0.51

Net Asset Value, End of the Period	$15.22	$15.39		$14.29	$15.99		$16.45		$16.65

Total Return* (b)	0.86% **	12.51%	(c)	–7.04%	0.66%	(c)	4.14%	(c)	3.46%	(c)
Net Assets at End of the Period (In millions)	$19.0	$19.4		$18.6	$18.9		$17.4		$18.1
Ratio of Expenses to Average Net Assets*	1.57%	1.50%	(c)	1.64%	1.55%	(c)	1.46%	(c)	1.47%	(c)
Ratio of Net Investment Income to Average Net Assets*	3.80%	4.40%	(c)	3.70%	3.37%	(c)	3.32%	(c)	3.14%	(c)
Portfolio Turnover	11% **	32%		34%	13%		30%		41%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)*	1.54%	1.44%	(c)	1.48%	1.46%	(c)	1.46%	(c)	1.47%	(c)
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.82%	1.75%	(c)	1.89%	1.80%	(c)	1.71%	(c)	1.72%	(c)
Ratio of Net Investment Income to Average Net Assets	3.55%	4.15%	(c)	3.45%	3.12%	(c)	3.10%	(c)	2.89%	(c)

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.79%	1.69%	(c)	1.73%	1.71%	(c)	1.71%	(c)	1.72%	(c)

**	Non-annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

21
See Notes to Financial Statements

Van Kampen New York Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen New York Tax Free Income Fund (the “Fund”) is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of New York municipal securities that are rated investment grade at the time of purchase. The Fund commenced investment operations on July 29, 1994. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class. As of March 31, 2010, there have been no sales of Class I Shares.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy

22

Van Kampen New York Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2010, there were no when-issued or delayed delivery purchase commitments.

D. Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended September 30, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward eight years following the year of the loss and offset such losses against future realized capital gains. At September 30, 2009, the Fund had an

23

Van Kampen New York Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

accumulated capital loss carryforward for tax purpose of $1,814,155, which will expire on September 30, 2017.
At March 31, 2010, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$96,710,734

Gross tax unrealized appreciation	$4,502,508
Gross tax unrealized depreciation	(3,970,122)

Net tax unrealized appreciation on investments	$532,386

F. Distribution of Income and Gains The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended September 30, 2009 was as follows:

Distributions paid from:
Ordinary income	$1,046
Tax-exempt income	4,752,989

$4,754,035

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$731
Undistributed tax-exempt income	419,428

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

G. Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the

24

Van Kampen New York Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

dealer trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Fund’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2010, Fund investments with a value of $5,086,382 are held by the dealer trusts and serve as collateral for the $3,270,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended March 31, 2010 were $3,269,485 and 0.85%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through May 18, 2010, the date the financial statements were effectively issued. Management has determined that other than the event described in Note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, Van Kampen Asset Management (“the Adviser”) will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.470%
Over $500 million	0.445%

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.79%, 1.52%, and 1.57% for Classes A, B, and C Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended March 31, 2010, the Adviser waived or reimbursed approximately $125,800 of advisory fees or other expenses.
For the six months ended March 31, 2010, the Fund recognized expenses of approximately $7,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $22,000, representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen.

25

Van Kampen New York Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2010, the Fund recognized expenses of approximately $9,100 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $88,300 are included in “Other” assets on the Statement of Assets and Liabilities at March 31, 2010. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 8, the deferred compensation and retirement plans will be terminated and amounts owed to the trustees will be distributed.
For the six months ended March 31, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $8,900 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $9,800. Sales charges do not represent expenses of the Fund.

26

Van Kampen New York Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended March 31, 2010 and year ended September 30, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	March 31, 2010		September 30, 2009
	Shares	Value	Shares	Shares

Sales:
Class A	308,822	$4,682,913	785,019	$10,966,063
Class B	32,675	492,847	116,624	1,628,367
Class C	68,211	1,035,577	191,911	2,661,095

Total Sales	409,708	$6,211,337	1,093,554	$15,255,525

Dividend Reinvestment:
Class A	81,946	$1,239,540	182,042	$2,532,334
Class B	12,355	185,950	33,902	469,100
Class C	18,279	276,215	37,672	524,646

Total Dividend Reinvestment	112,580	$1,701,705	253,616	$3,526,080

Repurchases:
Class A	(528,359)	$(8,015,869)	(1,442,541)	$(19,825,201)
Class B	(155,311)	(2,342,040)	(443,008)	(6,046,339)
Class C	(101,317)	(1,533,765)	(271,042)	(3,714,728)

Total Repurchases	(784,987)	$(11,891,674)	(2,156,591)	$(29,586,268)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $11,116,971 and $12,961,437, respectively.

5. Inverse Floating Rate Securities
The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.

27

Van Kampen New York Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $0 and $3,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.
Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund’s current investment advisory agreement with Van Kampen Asset Management, a

28

Van Kampen New York Tax Free Income Fund
Notes to Financial Statements  ■  March 31, 2010 (Unaudited)  continued

subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) has approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. If certain other conditions to closing of the Transaction are met, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Upon completion of the proposed Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

9. Accounting Pronouncements
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

29

Van Kampen New York Tax Free Income Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services, Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

30

Your Notes

Your Notes

Your Notes

Van Kampen New York Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen New York Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen New York Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen New York Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen New York Tax Free Income Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

235, 325, 425
NYTFSAN 05/10
IU10-02125P-Y03/10

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) Code of Ethics – Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax Free Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer

Date:	May 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer

Date:	May 17, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer

Date:	May 17, 2010